UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05577

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1 Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2020

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolios or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios or your financial intermediary electronically by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can inform the Portfolios or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Portfolios you hold in the Glenmede fund complex and with your financial intermediary.

An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The Glenmede Fund, Inc.
The Glenmede Portfolios

1

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
Unless otherwise noted, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (November 1, 2019)	Ending Account Value (April 30, 2020)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2019 to April 30, 2020)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$ 884.70	0.87%	$ 4.08
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	885.10	0.67	3.14
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.37
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	972.30	0.87	4.27
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	973.10	0.67	3.29
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.37
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	823.70	0.85	3.85
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	812.90	0.85	3.83
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Quantitative International Equity Portfolio
Actual	1,000.00	829.70	1.00	4.55
Hypothetical (5% return less expenses)	1,000.00	1,019.90	1.00	5.02
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	905.80	0.85	4.03
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	875.10	0.85	3.96
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	893.10	2.71	12.76
Hypothetical (5% return less expenses)	1,000.00	1,011.40	2.71	13.55
2

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (November 1, 2019)	Ending Account Value (April 30, 2020)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2019 to April 30, 2020)
Quantitative U.S. Long/Short Equity Portfolio – Institutional
Actual	$1,000.00	$ 894.30	2.44%	$11.49
Hypothetical (5% return less expenses)	1,000.00	1,012.70	2.44	12.21
Quantitative U.S. Total Market Equity Portfolio
Actual	1,000.00	810.50	2.07	9.32
Hypothetical (5% return less expenses)	1,000.00	1,014.60	2.07	10.37
Strategic Equity Portfolio
Actual	1,000.00	907.50	0.84	3.98
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.84	4.22
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	819.60	0.94	4.25
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.94	4.72
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	820.50	0.74	3.35
Hypothetical (5% return less expenses)	1,000.00	1,021.20	0.74	3.72
Large Cap Value Portfolio
Actual	1,000.00	841.90	1.08	4.95
Hypothetical (5% return less expenses)	1,000.00	1,019.50	1.08	5.42
Equity Income Portfolio
Actual	1,000.00	925.50	0.85	4.07
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Secured Options Portfolio – Advisor
Actual	1,000.00	898.00	0.87	4.11
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
Secured Options Portfolio – Institutional
Actual	1,000.00	898.70	0.67	3.16
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.37
Global Secured Options Portfolio
Actual	1,000.00	872.80	1.00	4.66
Hypothetical (5% return less expenses)	1,000.00	1,019.90	1.00	5.02
Alternative Risk Premia Portfolio
Actual	1,000.00	949.90	1.07	10.43
Hypothetical (5% return less expenses)	1,000.00	1,039.30	1.07	10.91
Core Fixed Income Portfolio
Actual	1,000.00	1,055.30	0.53	2.71
Hypothetical (5% return less expenses)	1,000.00	1,022.20	0.53	2.66
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	999.80	0.55	2.73
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.77
High Yield Municipal Portfolio
Actual	1,000.00	928.90	1.00	4.80
Hypothetical (5% return less expenses)	1,000.00	1,019.90	1.00	5.02

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, and include dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).
3

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (November 1, 2019)	Ending Account Value (April 30, 2020)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2019 to April 30, 2020)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,000.20	0.25%	$1.24
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.25	1.26

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2020 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1], 2	$ 1,309,557,347	$ 2,712,475,514	$ 1,691,958
Repurchase agreements at value[1]	5,104,473	11,306,328	—
Cash	—	—	7,625
Receivable from Advisor	—	—	3,152
Receivable for fund shares sold	473,770	1,888,022	—
Dividends receivable	1,826,370	1,224,060	2,576
Securities lending income receivable	328	1,360	1
Prepaid expenses	36,614	55,606	34
Total assets	1,316,998,902	2,726,950,890	1,705,346
Liabilities:
Payable for fund shares redeemed	2,589,530	3,625,454	—
Payable for Management fees	573,697	1,182,914	712
Payable for Directors’ fees	37,565	45,715	21
Payable for Shareholder Servicing fees	180,141	280,628	259
Accrued expenses	379,003	518,872	6,830
Total liabilities	3,759,936	5,653,583	7,822
Net Assets	$1,313,238,966	$2,721,297,307	$ 1,697,524
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 57,957	$ 96,531	$ 202
Paid-in capital in excess of par value	1,084,638,110	2,017,251,468	2,001,081
Total distributable earnings	228,542,899	703,949,308	(303,759)
Total Net Assets	$1,313,238,966	$2,721,297,307	$ 1,697,524
Shares Outstanding[3]	57,957,335	96,530,849	202,475
Net Asset Value Per Share	$ —	$ —	$ 8.38
Advisor Class — based on net assets of $1,136,570,705 and $1,778,523,006, respectively and shares outstanding of 50,161,575 and 63,091,696, respectively	22.66	28.19	—
Institutional Class — based on net assets of $176,668,261 and $942,774,301, respectively and shares outstanding of 7,795,760 and 33,439,153, respectively	22.66	28.19	—
[1] Investments at cost	$ 1,191,719,488	$ 2,195,216,913	$ 1,890,045
[2] Market value of securities on loan	$ 3,721,009	$ 15,703,880	$ 15,751
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2020 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1], 2	$ 876,238	$ 106,040,340	$ 21,477,398
Repurchase agreements at value[1]	—	206,915	—
Cash	8,431	21,162	—
Receivable from Advisor	3,490	22,916	11,637
Receivable for securities sold	—	181,230	91,081
Receivable for fund shares sold	—	3,042	—
Dividends receivable	228	270,269	23,320
Securities lending income receivable	366	10,612	66
Foreign tax reclaims receivable	—	846,485	—
Prepaid expenses	15	3,025	381
Total assets	888,768	107,605,996	21,603,883
Liabilities:
Due to custodian	—	—	79,869
Obligation to return securities lending collateral	19,933	7,334,289	—
Payable for fund shares redeemed	—	252,107	5,743
Payable for Management fees	352	63,317	9,186
Payable for Directors’ fees	18	4,154	290
Payable for Shareholder Servicing fees	128	21,106	3,340
Accrued expenses	6,553	41,176	9,724
Total liabilities	26,984	7,716,149	108,152
Net Assets	$ 861,784	$ 99,889,847	$21,495,731
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 102	$ 8,691	$ 1,668
Paid-in capital in excess of par value	1,007,308	117,272,128	20,645,604
Total distributable earnings	(145,626)	(17,390,972)	848,459
Total Net Assets	$ 861,784	$ 99,889,847	$21,495,731
Shares Outstanding[3]	102,492	8,691,144	1,668,480
Net Asset Value Per Share	$ 8.41	$ 11.49	$ 12.88
[1] Investments at cost	$ 949,771	$ 109,990,847	$ 20,942,701
[2] Market value of securities on loan	$ 46,132	$ 11,773,021	$ 370,249
[3] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2020 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1], 2	$ 20,094,954	$ 140,497,356	$ 46,874,869
Repurchase agreements at value[1]	104,305	—	—
Receivable from Advisor	12,019	—	8,034
Receivable for securities sold	—	4,115,312	217,715
Receivable for fund shares sold	200	2,571	289
Dividends receivable	27,591	167,563	50,724
Securities lending income receivable	32	123	12
Cash collateral on deposit at broker (Note 1)	—	107,005,571	—
Prepaid expenses	346	3,859	999
Total assets	20,239,447	251,792,355	47,152,642
Liabilities:
Due to custodian	—	4,680,029	6,108
Payable for securities purchased	—	1,615,073	—
Payable for fund shares redeemed	28,537	229,821	158,222
Dividend payable on securities sold short	—	70,342	5,529
Payable for securities sold short, at value[3]	—	100,497,942	11,557,634
Payable for Management fees	8,504	102,757	24,936
Payable for Directors’ fees	256	4,190	1,125
Payable for Shareholder Servicing fees	3,092	24,178	5,867
Accrued expenses	9,219	95,777	35,024
Total liabilities	49,608	107,320,109	11,794,445
Net Assets	$20,189,839	$144,472,246	$ 35,358,197
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,658	$ 25,228	$ 2,583
Paid-in capital in excess of par value	19,771,151	147,404,374	25,872,466
Total distributable earnings	417,030	(2,957,356)	9,483,148
Total Net Assets	$20,189,839	$144,472,246	$ 35,358,197
Shares Outstanding[4]	1,658,320	25,228,338	2,583,480
Net Asset Value Per Share	$ 12.17	$ —	$ 13.69
Advisor Class — based on net assets of $144,469,281 and shares outstanding of 13,606,045	—	10.62	—
Institutional Class — based on net assets of $2,965 and shares outstanding of 279	—	10.62	—
[1] Investments at cost	$ 19,747,528	$ 136,537,022	$ 44,706,383
[2] Market value of securities on loan	$ 394,557	$ 662,985	$ —
[3] Proceeds from securities sold short	$ —	$ 112,372,627	$ 13,548,448
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2020 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Assets:
Investments at value[1], 2	$ 226,129,384	$ 1,460,134,414	$ 23,904,309
Repurchase agreements at value[1]	1,546,208	16,283,445	502,119
Receivable for securities sold	1,251,202	—	881,367
Receivable for fund shares sold	3,170	2,517,913	5,174
Dividends receivable	243,725	106,563	23,673
Securities lending income receivable	6,119	4,225	232
Foreign tax reclaims receivable	—	—	2,527
Prepaid expenses	4,379	31,447	619
Total assets	229,184,187	1,479,078,007	25,320,020
Liabilities:
Payable for securities purchased	—	—	877,983
Obligation to return securities lending collateral	672,823	9,971,446	49,000
Payable for fund shares redeemed	413,052	2,140,904	18,790
Payable for Management fees	98,918	611,497	11,120
Payable for Directors’ fees	3,352	40,580	810
Payable for Shareholder Servicing fees	35,970	121,887	4,044
Accrued expenses	36,068	345,856	23,894
Total liabilities	1,260,183	13,232,170	985,641
Net Assets	$227,924,004	$1,465,845,837	$ 24,334,379
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 9,444	$ 72,724	$ 3,201
Paid-in capital in excess of par value	144,367,873	1,837,009,298	25,642,470
Total distributable earnings	83,546,687	(371,236,185)	(1,311,292)
Total Net Assets	$227,924,004	$1,465,845,837	$ 24,334,379
Shares Outstanding[3]	9,444,063	72,723,682	3,201,022
Net Asset Value Per Share	$ 24.13	$ —	$ 7.60
Advisor Class — based on net assets of $430,624,976 and shares outstanding of 22,240,101	—	19.36	—
Institutional Class — based on net assets of $1,035,220,861 and shares outstanding of 50,483,581	—	20.51	—
[1] Investments at cost	$ 147,109,594	$ 1,572,995,955	$ 23,849,387
[2] Market value of securities on loan	$ 654,991	$ 44,635,097	$ 221,308
[3] Authorized shares	150,000,000	—	175,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2020 — (Unaudited)
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Assets:
Investments at value[1]	$ 19,909,038	$ 778,010,743	$ 5,270,460
Repurchase agreements at value[1]	313,459	7,095,359	1,321,039
Receivable from Advisor	3,969	—	28,290
Receivable for fund shares sold	6,500	104,039	13,500
Dividends receivable	17,033	—	—
Cash collateral on deposit at broker (Note 1)	—	16,782,521	2,081,635
Foreign tax reclaims receivable	—	—	36,128
Prepaid expenses	392	10,413	21
Total assets	20,250,391	802,003,075	8,751,073
Liabilities:
Payable for fund shares redeemed	105,020	876,738	—
Options written, at value[2]	—	313,678,853	1,580,733
Payable for Management fees	8,617	215,605	2,878
Payable for Directors’ fees	279	9,969	3
Payable for Shareholder Servicing fees	3,133	23,024	1,046
Accrued expenses	6,203	100,339	10,130
Total liabilities	123,252	314,904,528	1,594,790
Net Assets	$20,127,139	$487,098,547	$ 7,156,283
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,802	$ 44,622	$ 1,676
Paid-in capital in excess of par value	19,314,364	552,265,764	14,402,117
Total distributable earnings	810,973	(65,211,839)	(7,247,510)
Total Net Assets	$20,127,139	$487,098,547	$ 7,156,283
Shares Outstanding[3]	1,802,279	44,621,574	1,676,093
Net Asset Value Per Share	$ 11.17	$ —	$ 4.27
Advisor Class — based on net assets of $133,601,200 and shares outstanding of 12,304,682	—	10.86	—
Institutional Class — based on net assets of $353,497,347 and shares outstanding of 32,316,892	—	10.94	—
[1] Investments at cost	$ 19,512,422	$ 655,803,824	$ 5,855,301
[2] Premiums received from options written	$ —	$ 203,525,660	$ 912,277
[3] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	160,000,000	—
Authorized shares - Institutional Class	—	160,000,000	—
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2020 — (Unaudited)
	Alternative Risk Premia Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Assets:
Investments at value[1], 2	$ 1,029,952	$ 470,058,916	$ 47,134,889
Repurchase agreements at value[1]	—	10,142,529	1,582,331
Cash	9,814	—	—
Receivable from Advisor	3,105	—	4,698
Receivable for securities sold	—	—	2,090,369
Receivable for fund shares sold	—	87,544	8,000
Dividends receivable	1,210	—	415
Interest receivable	—	2,728,032	574,600
Securities lending income receivable	2	754	63
Cash collateral on deposit at broker (Note 1)	2,039,719	—	—
Prepaid expenses	93	7,805	823
Total assets	3,083,895	483,025,580	51,396,188
Liabilities:
Payable for securities purchased	—	—	449,193
Obligation to return securities lending collateral	—	12,756,024	206,500
Payable for when-issued securities purchased	—	—	2,278,550
Payable for fund shares redeemed	—	936,580	119,890
Options written, at value[3]	22,420	—	—
Dividend payable on securities sold short	641	—	—
Payable for securities sold short, at value[4]	913,973	—	—
Payable for Management fees	937	135,104	14,613
Payable for Directors’ fees	67	7,017	471
Payable for Shareholder Servicing fees	341	38,601	4,175
Accrued expenses	7,862	69,902	13,025
Total liabilities	946,241	13,943,228	3,086,417
Net Assets	$ 2,137,654	$469,082,352	$48,309,771
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 215	$ 39,751	$ 4,824
Paid-in capital in excess of par value	2,733,110	431,627,674	48,406,887
Total distributable earnings	(595,671)	37,414,927	(101,940)
Total Net Assets	$ 2,137,654	$469,082,352	$48,309,771
Shares Outstanding[5]	214,545	39,751,433	4,824,415
Net Asset Value Per Share	$ 9.96	$ 11.80	$ 10.01
[1] Investments at cost	$ 1,124,432	$ 443,308,726	$ 48,706,181
[2] Market value of securities on loan	$ 14,707	$ 12,514,421	$ 202,285
[3] Premiums received from options written	$ 79,175	$ —	$ —
[4] Proceeds from securities sold short	$ 1,096,753	$ —	$ —
[5] Authorized shares	80,000,000	160,000,000	80,000,000
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2020 — (Unaudited)
High Yield Municipal Portfolio
Assets:
Investments at value[1]	$ 195,593,479
Cash	2,309,478
Receivable from Advisor	4,911
Receivable for securities sold	1,213,739
Receivable for fund shares sold	187,623
Interest receivable	2,797,955
Prepaid expenses	3,343
Total assets	202,110,528
Liabilities:
Payable for when-issued securities purchased	294,525
Payable for fund shares redeemed	28,311
Payable for Management fees	108,081
Payable for Directors’ fees	2,848
Payable for Shareholder Servicing fees	41,570
Accrued expenses	35,008
Total liabilities	510,343
Net Assets	$201,600,185
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 20,309
Paid-in capital in excess of par value	208,853,529
Total distributable earnings	(7,273,653)
Total Net Assets	$201,600,185
Shares Outstanding[2]	20,308,997
Net Asset Value Per Share	$ 9.93
[1] Investments at cost	$ 203,316,656
[2] Authorized shares	80,000,000
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2020 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends[1]	$ 18,959,501	$ 21,776,343	$ 27,328
Interest	1,846	7,811	—
Income from security lending	191,196	355,251	6
Total investment income	19,152,543	22,139,405	27,334
Expenses:
Management fees	5,622,087	8,978,012	5,429
Administration, transfer agent and custody fees	851,857	1,312,262	14,768
Professional fees	121,428	182,436	115
Shareholder report expenses	119,430	267,149	691
Shareholder servicing fees	—	—	1,974
Shareholder servicing fees (Advisor Class)	1,492,121	2,086,395	—
Directors’ fees and expenses	74,728	107,384	64
Registration and filing fees	38,152	39,743	1,952
Other expenses	60,210	85,865	1,184
Total expenses	8,380,013	13,059,246	26,177
Less expenses waived/reimbursed	—	—	(17,787)
Net expenses	8,380,013	13,059,246	8,390
Net investment income	10,772,530	9,080,159	18,944
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	102,900,052	174,204,539	(35,645)
Net change in unrealized loss of:
Investments	(391,036,000)	(311,393,758)	(351,131)
Net realized and unrealized loss	(288,135,948)	(137,189,219)	(386,776)
Net decrease in net assets resulting from operations	$(277,363,418)	$(128,109,060)	$(367,832)

[1]	The Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Value Equity Portfolio had foreign dividend withholding taxes of $29,565 and $17, respectively.
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[1]	$ 5,838	$ 1,927,871	$ 211,072
Interest	—	85	39
Income from security lending	629	82,136	406
Total investment income	6,467	2,010,092	211,517
Expenses:
Management fees	2,754	613,192	63,771
Administration, transfer agent and custody fees	16,000	74,125	19,543
Professional fees	55	10,649	1,285
Shareholder report expenses	673	4,481	1,188
Shareholder servicing fees	1,002	204,397	23,190
Directors’ fees and expenses	35	6,739	745
Registration and filing fees	1,952	17,648	17,303
Other expenses	1,166	4,564	1,720
Total expenses	23,637	935,795	128,745
Less expenses waived/reimbursed	(19,381)	(118,206)	(30,189)
Net expenses	4,256	817,589	98,556
Net investment income	2,211	1,192,503	112,961
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(27,983)	(8,215,547)	391,819
Foreign currency transactions	—	(56)	—
Net realized gain (loss)	(27,983)	(8,215,603)	391,819
Net change in unrealized gain (loss) of:
Investments	(173,255)	(23,072,058)	(2,679,797)
Foreign currency translation	—	260	—
Net change in unrealized loss	(173,255)	(23,071,798)	(2,679,797)
Net realized and unrealized loss	(201,238)	(31,287,401)	(2,287,978)
Net decrease in net assets resulting from operations	$(199,027)	$(30,094,898)	$(2,175,017)

[1]	The Quantitative U.S. Small Cap Equity Portfolio and the Quantitative International Equity Portfolio had foreign dividend withholding taxes of $4 and $150,010, respectively.
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends	$ 211,338	$ 1,812,844	$ 653,510
Interest	51	511,160	18
Income from security lending	66	2,273	327
Total investment income	211,455	2,326,277	653,855
Expenses:
Management fees	58,028	1,279,144	328,650
Administration, transfer agent and custody fees	20,327	135,671	68,104
Professional fees	1,162	12,624	3,242
Shareholder report expenses	1,141	10,081	4,120
Shareholder servicing fees	21,101	—	54,775
Shareholder servicing fees (Advisor Class)	—	213,179	—
Dividends on securities sold short	—	1,569,720	156,488
Directors’ fees and expenses	669	7,825	2,108
Short position flex fees	—	—	67,090
Registration and filing fees	17,303	23,286	13,204
Other expenses	1,667	8,193	2,324
Total expenses	121,398	3,259,723	700,105
Less expenses waived/reimbursed	(31,718)	(373,084)	(134,184)
Net expenses	89,680	2,886,639	565,921
Net investment income (loss)	121,775	(560,362)	87,934
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(32,179)	581,711	5,176,100
Securities sold short	—	(5,914,773)	447,470
Net realized gain (loss)	(32,179)	(5,333,062)	5,623,570
Net change in unrealized gain (loss) of:
Investments	(2,725,903)	(38,201,855)	(18,104,504)
Securities sold short	—	19,340,998	1,137,567
Net change in unrealized loss	(2,725,903)	(18,860,857)	(16,966,937)
Net realized and unrealized loss	(2,758,082)	(24,193,919)	(11,343,367)
Net decrease in net assets resulting from operations	$(2,636,307)	$(24,754,281)	$(11,255,433)
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Investment income:
Dividends[1]	$ 2,209,662	$ 8,364,624	$ 496,942
Interest	2,397	6,109	34
Income from security lending	8,254	63,437	631
Total investment income	2,220,313	8,434,170	497,607
Expenses:
Management fees	717,930	5,062,742	96,065
Administration, transfer agent and custody fees	78,623	689,566	39,479
Professional fees	14,292	111,162	2,082
Shareholder report expenses	5,876	322,044	2,027
Shareholder servicing fees	261,065	—	34,933
Shareholder servicing fees (Advisor Class)	—	812,497	—
Shareholder servicing fees (Institutional Class)	—	297,750	—
Directors’ fees and expenses	8,267	67,628	1,333
Registration and filing fees	6,200	34,868	10,427
Other expenses	5,561	54,736	1,900
Total expenses	1,097,814	7,452,993	188,246
Net expenses	1,097,814	7,452,993	188,246
Net investment income	1,122,499	981,177	309,361
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,731,645	(136,258,202)	(1,776,323)
Net change in unrealized loss of:
Investments	(31,812,898)	(174,561,207)	(4,555,080)
Net realized and unrealized loss	(29,081,253)	(310,819,409)	(6,331,403)
Net decrease in net assets resulting from operations	$(27,958,754)	$(309,838,232)	$(6,022,042)

[1]	The Large Cap Value Portfolio had foreign dividend withholding taxes of $3,615.
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Investment income:
Dividends	$ 329,838	$ 143,956	$ —
Interest	117	1,027,518	8,065
Income from security lending	130	—	—
Total investment income	330,085	1,171,474	8,065
Expenses:
Management fees	63,052	1,686,950	10,213
Administration, transfer agent and custody fees	20,096	231,537	19,449
Professional fees	1,314	34,938	5,484
Shareholder report expenses	1,100	30,488	375
Shareholder servicing fees	22,928	—	3,714
Shareholder servicing fees (Advisor Class)	—	227,693	—
Directors’ fees and expenses	752	20,980	38
Registration and filing fees	2,725	36,701	22,077
Other expenses	1,711	19,507	1,175
Total expenses	113,678	2,288,794	62,525
Less expenses waived/reimbursed	(16,235)	—	(43,956)
Net expenses	97,443	2,288,794	18,569
Net investment income (loss)	232,642	(1,117,320)	(10,504)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	563,053	3,126	(407,142)
Written options	—	194,607,662	2,765,146
Purchased options	—	(269,226,290)	(2,924,764)
Net realized gain (loss)	563,053	(74,615,502)	(566,760)
Net change in unrealized gain (loss) of:
Investments	(2,725,460)	(631,894)	(4,864)
Written options	—	(98,026,757)	(681,508)
Purchased options	—	100,542,285	740,854
Net change in unrealized gain (loss)	(2,725,460)	1,883,634	54,482
Net realized and unrealized loss	(2,162,407)	(72,731,868)	(512,278)
Net decrease in net assets resulting from operations	$(1,929,765)	$ (73,849,188)	$ (522,782)
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Alternative Risk Premia Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Investment income:
Dividends[1]	$ 28,488	$ —	$ 20,774
Interest	8,917	6,319,888	453,093
Income from security lending	181	2,907	2,652
Total investment income	37,586	6,322,795	476,519
Expenses:
Management fees	13,099	864,362	98,834
Administration, transfer agent and custody fees	20,794	141,257	34,056
Professional fees	295	26,632	2,884
Shareholder report expenses	867	9,869	1,473
Shareholder servicing fees	4,763	246,961	28,238
Dividends on securities sold short	27,654	—	—
Directors’ fees and expenses	169	15,630	1,463
Offering expenses	12,005	—	—
Registration and filing fees	1,069	5,497	2,961
Other expenses	588	10,097	2,295
Total expenses	81,303	1,320,305	172,204
Less expenses waived/reimbursed	(29,832)	—	(16,894)
Net expenses	51,471	1,320,305	155,310
Net investment income (loss)	(13,885)	5,002,490	321,209
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(239,133)	4,088,911	(38,300)
Written options	1,173,007	—	—
Securities sold short	(249,727)	—	—
Purchased options	(1,362,614)	—	—
Net realized gain (loss)	(678,467)	4,088,911	(38,300)
Net change in unrealized gain (loss) of:
Investments	(287,787)	16,853,565	(293,936)
Written options	105,828	—	—
Securities sold short	255,751	—	—
Purchased options	(100,174)	—	—
Net change in unrealized gain (loss)	(26,382)	16,853,565	(293,936)
Net realized and unrealized gain (loss)	(704,849)	20,942,476	(332,236)
Net increase (decrease) in net assets resulting from operations	$ (718,734)	$25,944,966	$ (11,027)

[1]	The Alternative Risk Premia Portfolio had foreign dividend withholding taxes of $24.
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2020 — (Unaudited)
High Yield Municipal Portfolio
Investment income:
Interest	$ 4,210,790
Total investment income	4,210,790
Expenses:
Management fees	697,152
Administration, transfer agent and custody fees	85,012
Professional fees	11,571
Shareholder report expenses	5,191
Shareholder servicing fees	268,135
Directors’ fees and expenses	6,635
Registration and filing fees	2,961
Other expenses	6,451
Total expenses	1,083,108
Less expenses waived/reimbursed	(10,566)
Net expenses	1,072,542
Net investment income	3,138,248
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	7,011
Net change in unrealized loss of:
Investments	(18,697,511)
Net realized and unrealized loss	(18,690,500)
Net decrease in net assets resulting from operations	$(15,552,252)
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2020 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 10,772,530	$ 9,080,159	$ 18,944
Net realized gain (loss) on:
Investment transactions	102,900,052	174,204,539	(35,645)
Net change in unrealized loss of:
Investments	(391,036,000)	(311,393,758)	(351,131)
Net increase (decrease) in net assets resulting from operations	(277,363,418)	(128,109,060)	(367,832)
Distributions from earnings	—	—	(19,493)
Distributions from earnings: Advisor Class	(78,161,199)	(282,493,125)	—
Distributions from earnings: Institutional Class	(31,422,960)	(162,479,536)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(648,325,972)	(194,342,865)	45,178
Net increase (decrease) in net assets	(1,035,273,549)	(767,424,586)	(342,147)
NET ASSETS:
Beginning of period	2,348,512,515	3,488,721,893	2,039,671
End of period	$ 1,313,238,966	$2,721,297,307	$1,697,524

For the Year Ended October 31, 2019
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 35,733,320	$ 18,953,204	$ 35,957
Net realized gain (loss) on:
Investment transactions	97,511,180	437,561,861	(50,164)
Net change in unrealized gain of:
Investments	18,552,328	87,830,855	157,634
Net increase in net assets resulting from operations	151,796,828	544,345,920	143,427
Distributions from earnings	—	—	(37,522)
Distributions from earnings: Advisor Class	(182,021,130)	(341,173,938)	—
Distributions from earnings: Institutional Class	(67,752,894)	(115,973,534)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(395,891,886)	(5,364,443)	841,992
Net increase (decrease) in net assets	(493,869,082)	81,834,005	947,897
NET ASSETS:
Beginning of year	2,842,381,597	3,406,887,888	1,091,774
End of year	$2,348,512,515	$3,488,721,893	$2,039,671
See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,211	$ 1,192,503	$ 112,961
Net realized gain (loss) on:
Investment transactions	(27,983)	(8,215,547)	391,819
Foreign currency transactions	—	(56)	—
Net change in unrealized gain (loss) of:
Investments	(173,255)	(23,072,058)	(2,679,797)
Foreign currency translations	—	260	—
Net increase (decrease) in net assets resulting from operations	(199,027)	(30,094,898)	(2,175,017)
Distributions from earnings	(4,330)	(1,459,614)	(198,149)
Net increase (decrease) in net assets from capital share transactions (See note 5)	4,286	(74,185,109)	637,679
Net increase (decrease) in net assets	(199,071)	(105,739,621)	(1,735,487)
NET ASSETS:
Beginning of period	1,060,855	205,629,468	23,231,218
End of period	$ 861,784	$ 99,889,847	$21,495,731

For the Year Ended October 31, 2019
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 6,703	$ 8,192,259	$ 263,559
Net realized gain (loss) on:
Investment transactions	(40,194)	(3,094,467)	(9,932)
Foreign currency transactions	—	262	—
Net change in unrealized gain (loss) of:
Investments	72,618	12,389,808	1,281,319
Foreign currency translations	—	(13)	—
Net increase in net assets resulting from operations	39,127	17,487,849	1,534,946
Distributions from earnings	(10,564)	(8,209,500)	(1,046,782)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(41,262)	(190,837,260)	996,726
Net increase (decrease) in net assets	(12,699)	(181,558,911)	1,484,890
NET ASSETS:
Beginning of year	1,073,554	387,188,379	21,746,328
End of year	$1,060,855	$ 205,629,468	$23,231,218
See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 121,775	$ (560,362)	$ 87,934
Net realized gain (loss) on:
Investment transactions	(32,179)	581,711	5,176,100
Securities sold short	—	(5,914,773)	447,470
Net change in unrealized gain (loss) of:
Investments	(2,725,903)	(38,201,855)	(18,104,504)
Securities sold short	—	19,340,998	1,137,567
Net increase (decrease) in net assets resulting from operations	(2,636,307)	(24,754,281)	(11,255,433)
Distributions from earnings	(100,275)	—	(3,499,442)
Distributions from earnings: Advisor Class	—	(182,275)	—
Distributions from earnings: Institutional Class	—	(20)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	1,879,632	(77,815,931)	(17,810,295)
Net increase (decrease) in net assets	(856,950)	(102,752,507)	(32,565,170)
NET ASSETS:
Beginning of period	21,046,789	247,224,753	67,923,367
End of period	$20,189,839	$ 144,472,246	$ 35,358,197

For the Year Ended October 31, 2019
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 225,916	$ 2,595,803	$ 466,755
Net realized gain (loss) on:
Investment transactions	(41,509)	20,522,413	4,551,491
Securities sold short	—	(12,916,841)	(1,352,071)
Net change in unrealized gain (loss) of:
Investments	1,811,502	(2,318,539)	1,043,855
Securities sold short	—	(21,355,520)	(2,140,171)
Net increase (decrease) in net assets resulting from operations	1,995,909	(13,472,684)	2,569,859
Distributions from earnings	(835,431)	—	(7,086,821)
Distributions from earnings: Advisor Class	—	(2,429,241)	—
Distributions from earnings: Institutional Class	—	(230)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	912,734	(70,678,828)	(18,169,783)
Net increase (decrease) in net assets	2,073,212	(86,580,983)	(22,686,745)
NET ASSETS:
Beginning of year	18,973,577	333,805,736	90,610,112
End of year	$21,046,789	$247,224,753	$ 67,923,367
See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 1,122,499	$ 981,177	$ 309,361
Net realized gain (loss) on:
Investment transactions	2,731,645	(136,258,202)	(1,776,323)
Net change in unrealized loss of:
Investments	(31,812,898)	(174,561,207)	(4,555,080)
Net increase (decrease) in net assets resulting from operations	(27,958,754)	(309,838,232)	(6,022,042)
Distributions from earnings	(6,286,968)	—	(3,678,399)
Distributions from earnings: Advisor Class	—	(1,018,940)	—
Distributions from earnings: Institutional Class	—	(3,167,965)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(6,863,772)	(261,634,849)	(5,833,721)
Net increase (decrease) in net assets	(41,109,494)	(575,659,986)	(15,534,162)
NET ASSETS:
Beginning of period	269,033,498	2,041,505,823	39,868,541
End of period	$227,924,004	$1,465,845,837	$ 24,334,379

For the Year Ended October 31, 2019
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,171,853	$ 8,842,365	$ 1,109,014
Net realized gain (loss) on:
Investment transactions	5,229,853	(115,736,254)	3,163,193
Net change in unrealized gain (loss) of:
Investments	26,189,127	6,349,518	(884,425)
Net increase (decrease) in net assets resulting from operations	33,590,833	(100,544,371)	3,387,782
Distributions from earnings	(4,878,681)	—	(7,282,651)
Distributions from earnings: Advisor Class	—	(177,960,747)	—
Distributions from earnings: Institutional Class	—	(279,719,309)	—
Return of capital distribution: Advisor Class	—	(273,516)	—
Return of capital distribution: Institutional Class	—	(659,682)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	14,289,284	(920,934,117)	(27,833,101)
Net increase (decrease) in net assets	43,001,436	(1,480,091,742)	(31,727,970)
NET ASSETS:
Beginning of year	226,032,062	3,521,597,565	71,596,511
End of year	$269,033,498	$ 2,041,505,823	$ 39,868,541
See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 232,642	$ (1,117,320)	$ (10,504)
Net realized gain (loss) on:
Investment transactions	563,053	3,126	(407,142)
Options written	—	194,607,662	2,765,146
Purchased options	—	(269,226,290)	(2,924,764)
Net change in unrealized gain (loss) of:
Investments	(2,725,460)	(631,894)	(4,864)
Options written	—	(98,026,757)	(681,508)
Purchased options	—	100,542,285	740,854
Net increase (decrease) in net assets resulting from operations	(1,929,765)	(73,849,188)	(522,782)
Distributions from earnings	(240,475)	—	(1,977)
Distributions from earnings: Advisor Class	—	(18,937,856)	—
Distributions from earnings: Institutional Class	—	(29,130,823)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,602,923)	(69,290,309)	6,461,488
Net increase (decrease) in net assets	(3,773,163)	(191,208,176)	5,936,729
NET ASSETS:
Beginning of period	23,900,302	678,306,723	1,219,554
End of period	$20,127,139	$ 487,098,547	$ 7,156,283

For the Year Ended October 31, 2019
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 478,045	$ (1,603,381)	$ 4,020
Net realized gain (loss) on:
Investment transactions	(394,873)	3,207	(70,761)
Options written	—	105,691,184	425,857
Purchased options	—	(79,484,333)	(406,525)
Net change in unrealized gain (loss) of:
Investments	2,999,086	1,642,104	82,708
Options Written	—	(137,389,277)	(136,449)
Purchased options	—	160,899,669	206,455
Net increase in net assets resulting from operations	3,082,258	49,759,173	105,305
Distributions from earnings	(896,308)	—	(1,499,811) [1]
Distributions from earnings: Advisor Class	—	(9,563,689)	—
Distributions from earnings: Institutional Class	—	(9,335,872)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	3,178,736	(195,021,914)	104,141
Net increase (decrease) in net assets	5,364,686	(164,162,302)	(1,290,365)
NET ASSETS:
Beginning of year	18,535,616	842,469,025	2,509,919
End of year	$23,900,302	$ 678,306,723	$ 1,219,554

[1]	In recognition of the 2017 capital loss carryforward limitation (pursuant to Internal Revenue Code Section 382) identified in 2018, the Global Secured Options Portfolio issued a deficiency long-term capital gain distribution in the amount of $472,081 on March 6, 2019.
See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
	Alternative Risk Premia Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (13,885)	$ 5,002,490	$ 321,209
Net realized gain (loss) on:
Investment transactions	(239,133)	4,088,911	(38,300)
Options written	1,173,007	—	—
Securities sold short	(249,727)	—	—
Purchased options	(1,362,614)	—	—
Net change in unrealized gain (loss) of:
Investments	(287,787)	16,853,565	(293,936)
Options written	105,828	—	—
Securities sold short	255,751	—	—
Purchased options	(100,174)	—	—
Net increase (decrease) in net assets resulting from operations	(718,734)	25,944,966	(11,027)
Distributions from earnings	(2,415)	(5,712,823)	(324,532)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,784,184)	(56,752,679)	(2,293,583)
Net increase (decrease) in net assets	(3,505,333)	(36,520,536)	(2,629,142)
NET ASSETS:
Beginning of period	5,642,987	505,602,888	50,938,913
End of period	$ 2,137,654	$469,082,352	$48,309,771

For the Year Ended October 31, 2019
	Alternative Risk Premia Portfolio[1]	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (943)	$ 11,586,965	$ 493,242
Net realized gain (loss) on:
Investment transactions	(69,989)	(1,158,248)	8,214
Options written	(55,470)	—	—
Purchased options	299,015	—	—
Securities sold short	(220,892)	—	—
Net change in unrealized gain (loss) of:
Investments	193,307	39,698,066	563,271
Options Written	(49,073)	—	—
Purchased options	100,174	—	—
Securities sold short	(72,971)	—	—
Net increase in net assets resulting from operations	123,158	50,126,783	1,064,727
Distributions from earnings	—	(12,219,477)	(463,437)
Net increase (decrease) in net assets from capital share transactions (See note 5)	5,519,829	(17,505,487)	24,043,732
Net increase in net assets	5,642,987	20,401,819	24,645,022
NET ASSETS:
Beginning of year	—	485,201,069	26,293,891
End of year	$5,642,987	$505,602,888	$50,938,913

[1]	Portfolio commenced operations on December 20, 2018.
See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2020 — (Unaudited)
High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 3,138,248
Net realized gain on:
Investment transactions	7,011
Net change in unrealized loss of:
Investments	(18,697,511)
Net increase (decrease) in net assets resulting from operations	(15,552,252)
Distributions from earnings	(3,013,990)
Net increase in net assets from capital share transactions (See note 5)	4,747,734
Net increase (decrease) in net assets	(13,818,508)
NET ASSETS:
Beginning of period	215,418,693
End of period	$201,600,185

For the Year Ended October 31, 2019
High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 6,064,470
Net realized gain on:
Investment transactions	556,733
Net change in unrealized gain of:
Investments	12,630,987
Net increase in net assets resulting from operations	19,252,190
Distributions from earnings	(6,056,196)
Net increase in net assets from capital share transactions (See note 5)	9,903,571
Net increase in net assets	23,099,565
NET ASSETS:
Beginning of year	192,319,128
End of year	$215,418,693
See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2020 — (Unaudited)
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities
Net decrease in net assets resulting from operations	$ (24,754,281)
Investments purchased	(96,784,320)
Investments sold	158,691,034
Purchases to cover securities sold short	(149,054,304)
Securities sold short	91,796,234
(Purchase)/Sale of short term investments, net	1,386,900
Decrease in Interest receivable	181,751
Decrease in Cash collateral on deposit at broker	70,014,800
Increase in Securities lending receivable	(13)
Decrease in Dividends receivable	89,457
Increase in Prepaid expenses	(3,053)
Decrease in Obligation to return securities lending collateral	(1,386,900)
Decrease in Dividends payable for securities sold short	(62,534)
Decrease in Payable for Management fees	(76,034)
Increase in Payable for Directors’ fees	432
Decrease in Payable for Shareholder Servicing fees	(17,882)
Increase in Accrued expenses	50,916
Net realized gain from investments	(581,711)
Net realized loss from securities sold short	5,914,773
Net change in unrealized gain (loss) on investments	38,201,855
Net change in unrealized gain (loss) on securities sold short	(19,340,998)
Net cash provided by (used in) operating activities	74,266,122
Cash flows from financing activities
Proceeds from shares sold	7,719,739
Payments on shares redeemed	(85,327,344)
Cash distributions paid	(162,177)
Net cash provided by (used in) financing activities	(77,769,782)
Net increase (decrease) in cash	(3,503,660)
Cash at beginning of period	(1,176,369)
Cash at end of period	$ (4,680,029)

Supplemental disclosure of cash flow information
Non-cash financing activities not included herein consist of a reinvestment of dividends of $20,118.
The Portfolio did not pay any prime broker fees during the six months ended April 30, 2020.
See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Continued)
For the Six Months Ended April 30, 2020 — (Unaudited)
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities
Net decrease in net assets resulting from operations	$(11,255,433)
Investments purchased	(21,020,195)
Investments sold	49,001,654
Purchases to cover securities sold short	(16,734,709)
Securities sold short	9,839,669
Increase in Receivable from Investment Advisor	(978)
Decrease in Cash collateral on deposit at broker	180,396
Decrease in Securities lending receivable	105
Decrease in Dividends receivable	33,503
Increase in Prepaid expenses	(807)
Decrease in Obligation to return securities lending collateral	(180,396)
Decrease in Dividends payable for securities sold short	(12,172)
Decrease in Payable for Management fees	(23,887)
Increase in Payable for Directors’ fees	107
Decrease in Payable for Shareholder Servicing fees	(5,621)
Increase in Accrued expenses	3,784
Net realized gain from investments	(5,176,100)
Net realized loss from securities sold short	(447,470)
Net change in unrealized gain (loss) on investments	18,104,504
Net change in unrealized gain (loss) on securities sold short	(1,137,567)
Net cash provided by (used in) operating activities	21,168,387
Cash flows from financing activities
Proceeds from shares sold	981,532
Payments on shares redeemed	(21,846,025)
Cash distributions paid	(287,227)
Net cash provided by (used in) financing activities	(21,151,720)
Net increase (decrease) in cash	16,667
Cash at beginning of period	(22,775)
Cash at end of period	$ (6,108)

Supplemental disclosure of cash flow information
Cash paid for interest was $67,090.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $3,212,215.
The Portfolio did not pay any prime broker fees during the six months ended April 30, 2020.
See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2020 — (Unaudited)
Alternative Risk Premia Portfolio
Cash flows from operating activities
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities
Net decrease in net assets resulting from operations	$ (718,734)
Investments purchased	(2,070,532)
Investments sold	4,040,659
Cost of purchased options	(5,486,800)
Proceeds from sales of purchased options	9,100,700
Premiums on written options	3,189,664
Written options expired/exercised/boughtback	(4,453,594)
Purchases to cover securities sold short	(2,089,405)
Securities sold short	1,105,171
(Purchase)/Sale of short term investments, net	10,247
Decrease in Interest receivable	957
Decrease in Receivable from Investment Advisor	7,599
Increase in Cash collateral on deposit at broker	(538,959)
Decrease in Dividends receivable	1,405
Decrease in Prepaid expenses	11,920
Decrease in Obligation to return securities lending collateral	(10,247)
Decrease in Dividends payable for securities sold short	(1,189)
Decrease in Payable for Management fees	(1,680)
Decrease in Payable for Shareholder Servicing fees	(610)
Increase in Accrued expenses	3,024
Amortization of premium/(discount) on investments	(8,989)
Net realized loss from investments	239,133
Net realized (gain) loss from written options	(1,173,007)
Net realized loss from securities sold short	249,727
Net realized (gain) loss from purchased options	1,362,614
Net change in unrealized gain (loss) on investments	287,787
Net change in unrealized (appreciation) depreciation of written options	(105,828)
Net change in unrealized gain (loss) on securities sold short	(255,751)
Net change in unrealized (appreciation) depreciation of purchased options	100,174
Net cash provided by (used in) operating activities	2,795,456
Cash flows from financing activities
Payments on shares redeemed	(2,785,084)
Cash distributions paid	(1,515)
Net cash provided by (used in) financing activities	(2,786,599)
Net increase (decrease) in cash	8,857
Cash at beginning of period	957
Cash at end of period	$ 9,814

Supplemental disclosure of cash flow information
Non-cash financing activities not included herein consist of a reinvestment of dividends of $900.
The Portfolio did not pay any prime broker fees during the six months ended April 30, 2020.
See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018 [2]	2017	2016 [2]	2015
Net asset value, beginning of period	$ 26.89	$ 27.88	$ 28.08	$ 22.36	$ 22.34	$ 21.76
Income from investment operations:
Net investment income	0.13	0.35	0.29	0.23	0.25	0.22
Net realized and unrealized gain (loss) on investments	(3.04)	1.18	0.95	5.72	0.25	1.23
Total from investment operations	(2.91)	1.53	1.24	5.95	0.50	1.45
Distributions to shareholders from:
Net investment income	(0.15)	(0.35)	(0.28)	(0.23)	(0.25)	(0.22)
Net realized capital gains	(1.17)	(2.17)	(1.16)	—	(0.23)	(0.65)
Total distributions	(1.32)	(2.52)	(1.44)	(0.23)	(0.48)	(0.87)
Net asset value, end of period	$ 22.66	$ 26.89	$ 27.88	$ 28.08	$ 22.36	$ 22.34
Total return	(11.53)% [3]	6.42%	4.42%	26.74%	2.34%	6.83%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,136,571	$1,674,687	$2,075,264	$2,124,803	$1,691,802	$1,643,278
Ratio of operating expenses to average net assets	0.87% [4]	0.86%	0.85%	0.86%	0.88%	0.87%
Ratio of net investment income to average net assets	1.02% [4]	1.32%	1.02%	0.94%	1.14%	1.05%
Portfolio turnover rate[5]	33%	80%	71%	62%	111%	122%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2020[2,3]	For The Years Ended October 31,			For the Period December 30, 2015[1] through October 31, 2016[3]
		2019 [3]	2018	2017
Net asset value, beginning of period	$ 26.91	$ 27.89	$ 28.09	$ 22.37	$ 21.85
Income from investment operations:
Net investment income	0.15	0.40	0.34	0.27	0.29
Net realized and unrealized gain (loss) on investments	(3.05)	1.20	0.95	5.73	0.45
Total from investment operations	(2.90)	1.60	1.29	6.00	0.74
Distributions to shareholders from:
Net investment income	(0.18)	(0.41)	(0.33)	(0.28)	(0.22)
Net realized capital gains	(1.17)	(2.17)	(1.16)	—	—
Total distributions	(1.35)	(2.58)	(1.49)	(0.28)	(0.22)
Net asset value, end of period	$ 22.66	$ 26.91	$ 27.89	$ 28.09	$ 22.37
Total return	(11.49)% [4]	6.68%	4.61%	26.96%	3.41% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$176,668	$673,825	$767,117	$549,352	$274,982
Ratio of operating expenses to average net assets	0.67% [5]	0.66%	0.65%	0.66%	0.68% [5]
Ratio of net investment income to average net assets	1.15% [5]	1.52%	1.22%	1.12%	1.31% [5]
Portfolio turnover rate[6]	33%	80%	71%	62%	111%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [1]	2018	2017	2016 [1]	2015
Net asset value, beginning of period	$ 33.08	$ 32.52	$ 31.54	$ 24.76	$ 24.70	$ 23.05
Income from investment operations:
Net investment income	0.07	0.16	0.16	0.16	0.16	0.13
Net realized and unrealized gain (loss) on investments	(0.66)	4.86	1.58	6.77	0.05 [3]	2.26
Total from investment operations	(0.59)	5.02	1.74	6.93	0.21	2.39
Distributions to shareholders from:
Net investment income	(0.07)	(0.15)	(0.17)	(0.15)	(0.15)	(0.13)
Net realized capital gains	(4.23)	(4.31)	(0.59)	—	—	(0.61)
Total distributions	(4.30)	(4.46)	(0.76)	(0.15)	(0.15)	(0.74)
Net asset value, end of period	$ 28.19	$ 33.08	$ 32.52	$ 31.54	$ 24.76	$ 24.70
Total return	(2.77)% [4]	18.50%	5.53%	28.05%	0.87%	10.60%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,778,523	$2,237,727	$2,660,858	$3,076,616	$2,988,342	$1,959,171
Ratio of operating expenses to average net assets	0.87% [5]	0.86%	0.85%	0.86%	0.88%	0.87%
Ratio of net investment income to average net assets	0.48% [5]	0.53%	0.44%	0.56%	0.66%	0.59%
Portfolio turnover rate[6]	33%	80%	63%	69%	88%	95%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2020[2,3]	For The Years Ended October 31,			For the Period November 5, 2015[1] through October 31, 2016[3]
		2019 [3]	2018	2017
Net asset value, beginning of period	$ 33.09	$ 32.53	$ 31.55	$ 24.77	$ 24.83
Income from investment operations:
Net investment income	0.10	0.21	0.21	0.18	0.22
Net realized and unrealized gain (loss) on investments	(0.66)	4.88	1.59	6.80	(0.08)
Total from investment operations	(0.56)	5.09	1.80	6.98	0.14
Distributions to shareholders from:
Net investment income	(0.11)	(0.22)	(0.23)	(0.20)	(0.20)
Net realized capital gains	(4.23)	(4.31)	(0.59)	—	—
Total distributions	(4.34)	(4.53)	(0.82)	(0.20)	(0.20)
Net asset value, end of period	$ 28.19	$ 33.09	$ 32.53	$ 31.55	$ 24.77
Total return	(2.69)% [4]	18.74%	5.74%	28.28%	0.60% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$942,774	$1,250,995	$746,030	$860,416	$35,114
Ratio of operating expenses to average net assets	0.67% [5]	0.66%	0.65%	0.66%	0.68% [5]
Ratio of net investment income to average net assets	0.69% [5]	0.69%	0.64%	0.66%	0.90% [5]
Portfolio turnover rate[6]	33%	80%	63%	69%	88%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For the Period Ended April 30, 2020[2,3]	For The Year Ended October 31, 2019[3]	For the Period November 13, 2017[1] through October 31, 2018
Net asset value, beginning of period	$ 10.29	$ 9.82	$10.00
Income from investment operations:
Net investment income	0.09	0.21	0.14
Net realized and unrealized gain (loss) on investments	(1.90)	0.49	(0.20)
Total from investment operations	(1.81)	0.70	(0.06)
Distributions to shareholders from:
Net investment income	(0.10)	(0.23)	(0.12)
Total distributions	(0.10)	(0.23)	(0.12)
Net asset value, end of period	$ 8.38	$10.29	$ 9.82
Total return	(17.63)% [4,5]	7.33% [4]	(0.69)% [4,5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$ 1,698	$2,040	$1,092
Ratio of operating expenses before waiver/reimbursement to average net assets	2.65% [6]	3.20%	6.52% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.89%	1.00% [6]
Ratio of net investment income to average net assets	1.92% [6]	2.08%	1.36% [6]
Portfolio turnover rate	41%	77%	61% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Small Cap Equity Portfolio
	For the Period Ended April 30, 2020[2,3]	For The Year Ended October 31, 2019[3]	For the Period November 13, 2017[1] through October 31, 2018
Net asset value, beginning of period	$ 10.39	$10.25	$10.00
Income from investment operations:
Net investment income	0.02	0.05	0.05
Net realized and unrealized gain (loss) on investments	(1.96)	0.17	0.24
Total from investment operations	(1.94)	0.22	0.29
Distributions to shareholders from:
Net investment income	(0.04)	(0.08)	(0.04)
Total distributions	(0.04)	(0.08)	(0.04)
Net asset value, end of period	$ 8.41	$10.39	$10.25
Total return	(18.71)% [4,5]	2.19% [4]	2.85% [4,5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$ 862	$1,061	$1,074
Ratio of operating expenses before waiver/reimbursement to average net assets	4.72% [6]	4.12%	6.48% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.90%	1.00% [6]
Ratio of net investment income to average net assets	0.44% [6]	0.53%	0.44% [6]
Portfolio turnover rate	49%	133%	80% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018	2017 [2]	2016 [2]	2015 [2]
Net asset value, beginning of period	$ 13.97	$ 13.26	$ 15.16	$ 12.76	$ 13.45	$ 13.83
Income from investment operations:
Net investment income	0.10	0.39	0.29	0.25	0.24	0.15
Net realized and unrealized gain (loss) on investments	(2.46)	0.73	(1.90)	2.41	(0.71)	(0.40)
Total from investment operations	(2.36)	1.12	(1.61)	2.66	(0.47)	(0.25)
Distributions to shareholders from:
Net investment income	(0.12)	(0.41)	(0.29)	(0.26)	(0.22)	(0.13)
Total distributions	(0.12)	(0.41)	(0.29)	(0.26)	(0.22)	(0.13)
Net asset value, end of period	$ 11.49	$ 13.97	$ 13.26	$ 15.16	$ 12.76	$ 13.45
Total return[3]	(17.03)% [4]	8.60%	(10.80)%	20.96%	(3.44)%	(1.83)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$99,890	$205,629	$387,188	$461,686	$441,284	$243,403
Ratio of operating expenses before waiver/reimbursement to average net assets	1.14% [5]	1.10%	1.07%	1.06%	1.12%	1.24%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [5]	1.00%	1.00%	1.00%	1.04%	1.24%
Ratio of net investment income to average net assets	1.46% [5]	2.90%	1.90%	1.82%	1.88%	1.10%
Portfolio turnover rate	31%	93%	78%	75%	121%	148%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Responsible ESG U.S. Equity Portfolio
	For the Period Ended April 30, 2020[2,3]	For The Years Ended October 31,			For the Period December 22, 2015[1] through October 31, 2016[3]
		2019 [3]	2018	2017
Net asset value, beginning of period	$ 14.34	$ 14.12	$ 13.61	$ 10.84	$10.00
Income from investment operations:
Net investment income	0.07	0.16	0.11	0.09	0.07
Net realized and unrealized gain (loss) on investments	(1.41)	0.74	0.57	2.77	0.82
Total from investment operations	(1.34)	0.90	0.68	2.86	0.89
Distributions to shareholders from:
Net investment income	(0.06)	(0.17)	(0.11)	(0.09)	(0.05)
Net realized capital gains	(0.06)	(0.51)	(0.06)	—	—
Total distributions	(0.12)	(0.68)	(0.17)	(0.09)	(0.05)
Net asset value, end of period	$ 12.88	$ 14.34	$ 14.12	$ 13.61	$10.84
Total return[4]	(9.42)% [5]	6.78%	5.01%	26.42%	8.87% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$21,496	$23,231	$21,746	$13,589	$6,561
Ratio of operating expenses before waiver/reimbursement to average net assets	1.11% [6]	1.07%	1.09%	1.23%	2.21% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.90%	1.00%	1.00%	1.00% [6]
Ratio of net investment income to average net assets	0.97% [6]	1.17%	0.87%	0.75%	0.76% [6]
Portfolio turnover rate	47%	102%	61%	54%	65% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2020[2,3]	For The Years Ended October 31,			For the Period December 22, 2015[1] through October 31, 2016[2]
		2019 [2]	2018 [2]	2017
Net asset value, beginning of period	$ 13.98	$ 13.34	$ 13.10	$ 10.65	$10.00
Income from investment operations:
Net investment income	0.08	0.15	0.12	0.11	0.14
Net realized and unrealized gain (loss) on investments	(1.83)	1.08	0.32	2.45	0.63
Total from investment operations	(1.75)	1.23	0.44	2.56	0.77
Distributions to shareholders from:
Net investment income	(0.06)	(0.15)	(0.11)	(0.11)	(0.12)
Net realized capital gains	—	(0.44)	(0.09)	—	—
Total distributions	(0.06)	(0.59)	(0.20)	(0.11)	(0.12)
Net asset value, end of period	$ 12.17	$ 13.98	$ 13.34	$ 13.10	$10.65
Total return[4]	(12.49)% [5]	9.75%	3.36%	24.11%	7.73% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$20,190	$21,047	$18,974	$11,853	$6,517
Ratio of operating expenses before waiver/reimbursement to average net assets	1.15% [6]	1.11%	1.11%	1.28%	2.22% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.90%	1.00%	1.00%	1.00% [6]
Ratio of net investment income to average net assets	1.15% [6]	1.14%	0.88%	0.88%	1.31% [6]
Portfolio turnover rate	48%	89%	81%	70%	81% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [1]	2018 [1]	2017 [1]	2016 [1]	2015 [1]
Net asset value, beginning of period	$ 11.90	$ 12.55	$ 12.86	$ 11.39	$ 11.32	$ 10.80
Income from investment operations:
Net investment income (loss)	(0.03)	0.11	0.03	(0.05)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.24)	(0.65)	(0.34)	1.52	0.10	0.59
Total from investment operations	(1.27)	(0.54)	(0.31)	1.47	0.07	0.52
Distributions to shareholders from:
Net investment income	(0.01)	(0.11)	—	—	—	—
Total distributions	(0.01)	(0.11)	—	—	—	—
Net asset value, end of period	$ 10.62	$ 11.90	$ 12.55	$ 12.86	$ 11.39	$ 11.32
Total return[3]	(10.69)% [4]	(4.33)%	(2.41)%	12.91%	0.62%	4.81% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$144,469	$247,209	$333,806	$300,784	$239,413	$193,480
Ratio of operating expenses before waiver/reimbursement to average net assets	3.06% [6]	2.78%	2.61%	2.77%	2.73%	2.64%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.71% [6]	2.43%	2.26%	2.42%	2.38%	2.29%
Ratio of net investment income (loss) to average net assets	(0.53)% [6]	0.91%	0.24%	(0.43)%	(0.41)%	(0.67)%
Portfolio turnover rate[8,9]	70%	108%	84%	65%	98%	119%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.24% for the period ended April 30, 2020 and 1.21%, 1.15%, 1.15%, 1.17% and 1.16% for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2020[2,3]	For the Period September 13, 2019[1] through October 31, 2019[2]
Net asset value, beginning of period	$ 11.89	$12.00
Income from investment operations:
Net investment income (loss)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(1.24)	(0.08)
Total from investment operations	(1.25)	(0.07)
Distributions to shareholders from:
Net investment income	(0.02)	(0.04)
Total distributions	(0.02)	(0.04)
Net asset value, end of period	$ 10.62	$11.89
Total return[4]	(10.57)% [5]	(0.62)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$ 3	$ 16
Ratio of operating expenses before waiver/reimbursement to average net assets[6]	2.80%	2.36%
Ratio of operating expenses after waiver/reimbursement to average net assets[6,7]	2.44%	2.01%
Ratio of net investment income (loss) to average net assets[6]	(0.24)%	0.36%
Portfolio turnover rate[8,9]	70%	108%

[1]	Shareholder activity commenced on September 13, 2019.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.01% and 1.01% for the periods ended April 30, 2020 and October 31, 2019, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018	2017	2016	2015
Net asset value, beginning of period	$ 17.88	$ 18.85	$ 18.88	$ 14.65	$ 14.68	$ 15.07
Income from investment operations:
Net investment income	0.03	0.11	0.07	0.04	0.09	0.08
Net realized and unrealized gain (loss) on investments	(3.19)	0.49	0.51	4.23	(0.04)	0.49
Total from investment operations	(3.16)	0.60	0.58	4.27	0.05	0.57
Distributions to shareholders from:
Net investment income	(0.05)	(0.11)	(0.06)	(0.04)	(0.08)	(0.08)
Net realized capital gains	(0.98)	(1.46)	(0.55)	—	—	(0.88)
Total distributions	(1.03)	(1.57)	(0.61)	(0.04)	(0.08)	(0.96)
Net asset value, end of period	$ 13.69	$ 17.88	$ 18.85	$ 18.88	$ 14.65	$ 14.68
Total return[3]	(18.95)% [4]	4.11%	3.01%	29.18%	0.37%	3.94%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$35,358	$67,923	$90,610	$74,267	$61,083	$88,734
Ratio of operating expenses before waiver/reimbursement to average net assets	2.56% [5]	2.48%	2.31%	2.40%	2.59%	2.29%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.07% [5]	2.07%	1.96%	2.05%	2.16%	1.93%
Ratio of net investment income to average net assets	0.32% [5]	0.60%	0.37%	0.24%	0.56%	0.55%
Portfolio turnover rate[7]	43%	92%	82%	70%	88%	129%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2020 and 1.25%, 1.25%, 1.23%, 1.25% and 1.25% for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018	2017	2016	2015
Net asset value, beginning of period	$ 27.22	$ 24.30	$ 24.90	$ 20.94	$ 21.80	$ 23.89
Income from investment operations:
Net investment income	0.11	0.23	0.20	0.19	0.21	0.23
Net realized and unrealized gain (loss) on investments	(2.56)	3.22	1.07	5.35	0.81	0.76
Total from investment operations	(2.45)	3.45	1.27	5.54	1.02	0.99
Distributions to shareholders from:
Net investment income	(0.11)	(0.23)	(0.20)	(0.19)	(0.20)	(0.24)
Net realized capital gains	(0.53)	(0.30)	(1.67)	(1.39)	(1.68)	(2.84)
Total distributions	(0.64)	(0.53)	(1.87)	(1.58)	(1.88)	(3.08)
Net asset value, end of period	$ 24.13	$ 27.22	$ 24.30	$ 24.90	$ 20.94	$ 21.80
Total return	(9.25)% [3]	14.51%	5.14%	27.83%	5.22%	4.49%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$227,924	$269,033	$226,032	$209,339	$176,864	$174,409
Ratio of operating expenses to average net assets	0.84% [4]	0.84%	0.83%	0.82%	0.84%	0.84%
Ratio of net investment income to average net assets	0.86% [4]	0.89%	0.79%	0.84%	1.00%	1.03%
Portfolio turnover rate	11%	19%	6%	15%	22%	23%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [1]	2018	2017	2016	2015
Net asset value, beginning of period	$ 23.66	$ 28.82	$ 32.13	$ 25.61	$ 26.02	$ 26.30
Income from investment operations:
Net investment income (loss)	—	0.05	0.02	(0.01)	0.03	0.02
Net realized and unrealized gain (loss) on investments	(4.26)	(1.04)	(0.10)	7.07	(0.15)	0.74
Total from investment operations	(4.26)	(0.99)	(0.08)	7.06	(0.12)	0.76
Distributions to shareholders from:
Net investment income	(0.04)	(0.07)	(0.02)	(0.02)	(0.05)	(0.02)
Net realized capital gains	—	(4.09)	(3.21)	(0.52)	(0.24)	(1.02)
Net return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.04)	(4.17)	(3.23)	(0.54)	(0.29)	(1.04)
Net asset value, end of period	$ 19.36	$ 23.66	$ 28.82	$ 32.13	$ 25.61	$ 26.02
Total return	(18.04)% [3]	(2.61)%	(0.58)%	27.84%	(0.43)%	3.03%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$430,625	$761,813	$1,390,136	$1,574,979	$1,367,160	$1,399,042
Ratio of operating expenses to average net assets	0.94% [4]	0.93%	0.90%	0.90%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets	(0.01)% [4]	0.21%	0.07%	(0.04)%	0.12%	0.07%
Portfolio turnover rate[5]	16%	54%	44%	63%	58%	53%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018	2017	2016	2015
Net asset value, beginning of period	$ 25.07	$ 30.25	$ 33.54	$ 26.67	$ 27.07	$ 27.28
Income from investment operations:
Net investment income	0.02	0.10	0.09	0.05	0.08	0.08
Net realized and unrealized gain (loss) on investments	(4.52)	(1.06)	(0.10)	7.37	(0.16)	0.76
Total from investment operations	(4.50)	(0.96)	(0.01)	7.42	(0.08)	0.84
Distributions to shareholders from:
Net investment income	(0.06)	(0.12)	(0.07)	(0.03)	(0.08)	(0.03)
Net realized capital gains	—	(4.09)	(3.21)	(0.52)	(0.24)	(1.02)
Net return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.06)	(4.22)	(3.28)	(0.55)	(0.32)	(1.05)
Net asset value, end of period	$ 20.51	$ 25.07	$ 30.25	$ 33.54	$ 26.67	$ 27.07
Total return	(17.95)% [3]	(2.38)%	(0.36)%	28.10%	(0.25)%	3.24%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,035,221	$1,279,693	$2,131,461	$1,879,657	$1,264,752	$963,970
Ratio of operating expenses to average net assets	0.74% [4]	0.73%	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	0.17% [4]	0.39%	0.27%	0.16%	0.30%	0.26%
Portfolio turnover rate[5]	16%	54%	44%	63%	58%	53%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Large Cap Value Portfolio
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018 [2]	2017 [2]	2016	2015 [2]
Net asset value, beginning of period	$ 9.95	$ 10.51	$ 11.37	$ 10.22	$ 11.15	$ 12.85
Income from investment operations:
Net investment income	0.08	0.20	0.19	0.21	0.19	0.12
Net realized and unrealized gain (loss) on investments	(1.47)	0.51	(0.16)	1.96	0.30	0.06
Total from investment operations	(1.39)	0.71	0.03	2.17	0.49	0.18
Distributions to shareholders from:
Net investment income	(0.09)	(0.20)	(0.18)	(0.24)	(0.17)	(0.11)
Net realized capital gains	(0.87)	(1.07)	(0.71)	(0.78)	(1.25)	(1.77)
Total distributions	(0.96)	(1.27)	(0.89)	(1.02)	(1.42)	(1.88)
Net asset value, end of period	$ 7.60	$ 9.95	$ 10.51	$ 11.37	$ 10.22	$ 11.15
Total return	(15.81)% [3]	8.24% [4]	0.04%	22.17%	5.58%	1.28%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$24,334	$39,869	$71,597	$76,465	$72,154	$83,065
Ratio of operating expenses to average net assets	1.08% [5]	1.00%	0.91%	0.91%	0.91%	0.91%
Ratio of net investment income to average net assets	1.77% [5]	2.01%	1.69%	1.99%	1.83%	1.03%
Portfolio turnover rate	46%	64%	71%	93%	110%	106%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Annualized.

See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Period Ended April 30, 2020[2,3]	For The Years Ended October 31,		For the Period December 21, 2016[1] through October 31, 2017[3]
		2019 [3]	2018
Net asset value, beginning of period	$ 12.22	$ 11.15	$ 11.06	$ 10.00
Income from investment operations:
Net investment income	0.12	0.25	0.22	0.16
Net realized and unrealized gain (loss) on investments	(1.04)	1.33	0.09	1.01
Total from investment operations	(0.92)	1.58	0.31	1.17
Distributions to shareholders from:
Net investment income	(0.13)	(0.25)	(0.22)	(0.11)
Net realized capital gains	—	(0.26)	(0.00) [4]	—
Total distributions	(0.13)	(0.51)	(0.22)	(0.11)
Net asset value, end of period	$ 11.17	$ 12.22	$ 11.15	$ 11.06
Total return[5]	(7.45)% [6]	14.69%	2.79%	11.77% [6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$20,127	$23,900	$18,536	$12,970
Ratio of operating expenses before waiver/reimbursement to average net assets	0.99% [7]	1.01%	1.11%	2.08% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [7]	0.85%	0.85%	0.85% [7]
Ratio of net investment income to average net assets	2.03% [7]	2.19%	2.02%	1.82% [7]
Portfolio turnover rate	42%	39%	29%	14% [8]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of December 21, 2016 through October 31, 2017.

See Notes to Financial Statements.
45

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018	2017 [2]	2016 [2]	2015 [2]
Net asset value, beginning of period	$ 13.01	$ 12.30	$ 12.75	$ 12.45	$ 12.57	$ 12.47
Income from investment operations:
Net investment income (loss)	(0.03)	(0.04)	(0.06)	(0.08)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.19)	1.04	0.40	0.99	0.68	0.84
Total from investment operations	(1.22)	1.00	0.34	0.91	0.59	0.75
Distributions to shareholders from:
Net realized capital gains	(0.93)	(0.29)	(0.79)	(0.61)	(0.71)	(0.65)
Total distributions	(0.93)	(0.29)	(0.79)	(0.61)	(0.71)	(0.65)
Net asset value, end of period	$ 10.86	$ 13.01	$ 12.30	$ 12.75	$ 12.45	$ 12.57
Total return	(10.20)% [3]	8.43%	2.81%	7.53%	5.08%	6.37%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$133,601	$268,478	$445,946	$446,859	$574,200	$395,163
Ratio of operating expenses to average net assets[4]	0.87% [5]	0.87% [6]	0.84%	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets[4]	(0.48)% [5]	(0.34)%	(0.50)%	(0.68)%	0.95%	(0.77)%
Portfolio turnover rate[7,8]	—%	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.86% for the year ended October 31, 2019.
[7]	Portfolio turnover is calculated at the fund level.
[8]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
46

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2020[2,3]	For The Years Ended October 31,		For the Period November 9, 2016[1] through October 31, 2017[3]
		2019 [3]	2018 [3]
Net asset value, beginning of period	$ 13.09	$ 12.34	$ 12.77	$ 12.61
Income from investment operations:
Net investment income (loss)	(0.02)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.20)	1.06	0.40	0.83
Total from investment operations	(1.22)	1.04	0.36	0.77
Distributions to shareholders from:
Net realized capital gains	(0.93)	(0.29)	(0.79)	(0.61)
Total distributions	(0.93)	(0.29)	(0.79)	(0.61)
Net asset value, end of period	$ 10.94	$ 13.09	$ 12.34	$ 12.77
Total return	(10.13)% [4]	8.73%	2.97%	6.34% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$353,497	$409,829	$396,523	$365,523
Ratio of operating expenses to average net assets[5]	0.67% [6]	0.67% [7]	0.64%	0.65% [6]
Ratio of net investment income (loss) to average net assets[5]	(0.29)% [6]	(0.14)%	(0.30)%	(0.45)% [6]
Portfolio turnover rate[8,9]	—%	—%	—%	—%

[1]	Class commenced operations on November 9, 2016.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[6]	Annualized.
[7]	The ratio of operating expenses excluding interest expense was 0.66% for the year ended October 31, 2019.
[8]	Portfolio turnover is calculated at the fund level.
[9]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
47

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Period Ended April 30, 2020[1,2,3]	For The Years Ended October 31,
		2019 [2,3]	2018 [2,3]	2017 [2,3]	2016 [2,3]	2015 [2,3]
Net asset value, beginning of period	$ 4.90	$104.10	$105.80	$ 96.00	$ 99.60	$105.80
Income from investment operations:
Net investment income (loss)	(0.01)	0.02	0.10	0.60	1.50	1.90
Net realized and unrealized gain (loss) on investments	(0.61)	(5.71)	(0.90)	9.90	(3.00)	(4.80)
Total from investment operations	(0.62)	(5.69)	(0.80)	10.50	(1.50)	(2.90)
Distributions to shareholders from:
Net investment income	(0.01)	(0.01)	(0.90)	(0.70)	(2.10)	(2.10)
Net realized capital gains	—	(93.50)	—	—	—	(1.20)
Total distributions	(0.01)	(93.51)	(0.90)	(0.70)	(2.10)	(3.30)
Net asset value, end of period	$ 4.27	$ 4.90	$104.10	$105.80	$ 96.00	$ 99.60
Total return	(12.72)% [4,5]	8.56% [4]	(0.76)%	10.94%	(1.47)%	(2.78)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$ 7,156	$ 1,220	$ 2,510	$10,642	$28,818	$88,478
Ratio of operating expenses to average net assets[6]	—%	—%	1.17% [7]	1.13%	0.91%	0.84%
Ratio of operating expenses before waiver/reimbursement to average net assets[6]	3.37% [8]	9.76%	—%	—%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	1.00% [8]	1.63% [7]	—%	—%	—%	—%
Ratio of net investment income to average net assets[6]	(0.57)% [8]	0.32%	0.08%	0.58%	1.61%	1.83%
Portfolio turnover rate	776%	685%	224%	9%	70%	106%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	On March 16, 2020, the Global Secured Options Portfolio underwent a 1-for-10 reverse share split. The per share activity presented here has been retroactively adjusted to reflect this split. See Note 6.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.62% for the year ended October 31, 2019 and 1.11% for the year ended October 31, 2018.
[8]	Annualized.

See Notes to Financial Statements.
48

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Alternative Risk Premia Portfolio
	For the Period Ended April 30, 2020[2,3]	For the Period December 20, 2018[1] through October 31, 2019[3]
Net asset value, beginning of period	$10.49	$10.00
Income from investment operations:
Net investment income (loss)	(0.03)	0.00 [4]
Net realized and unrealized gain (loss) on investments	(0.50)	0.49
Total from investment operations	(0.53)	0.49
Distributions to shareholders from:
Net investment income	(0.00) [4]	—
Total distributions	(0.00)	—
Net asset value, end of period	$ 9.96	$10.49
Total return[5]	(5.01)% [6]	4.90% [6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,138	$5,643
Ratio of operating expenses before waiver/reimbursement to average net assets	1.70% [7]	4.34% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.07% [7,8]	1.92% [7,8]
Ratio of net investment income to average net assets	(0.29)% [7]	(0.02)% [7]
Portfolio turnover rate[9]	87%	120% [10]

[1]	Portfolio commenced operations on December 20, 2018.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[7]	Annualized.
[8]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.00% and 1.00% for the periods ended April 30, 2020 and October 31, 2019, respectively.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
[10]	Calculations represent portfolio turnover for the Portfolio for the period of December 20, 2018 through April 30, 2020.
See Notes to Financial Statements.
49

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018	2017	2016	2015
Net asset value, beginning of period	$ 11.31	$ 10.49	$ 11.04	$ 11.26	$ 11.20	$ 11.21
Income from investment operations:
Net investment income	0.11	0.25	0.25	0.21	0.21	0.23
Net realized and unrealized gain (loss) on investments	0.51	0.83	(0.50)	(0.13)	0.14	0.01
Total from investment operations	0.62	1.08	(0.25)	0.08	0.35	0.24
Distributions to shareholders from:
Net investment income	(0.13)	(0.26)	(0.26)	(0.22)	(0.23)	(0.25)
Net realized capital gains	—	—	(0.04)	(0.08)	(0.06)	—
Total distributions	(0.13)	(0.26)	(0.30)	(0.30)	(0.29)	(0.25)
Net asset value, end of period	$ 11.80	$ 11.31	$ 10.49	$ 11.04	$ 11.26	$ 11.20
Total return	5.53% [3]	10.46%	(2.32)%	0.75%	3.15%	2.20%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$469,082	$505,603	$485,201	$488,548	$486,872	$433,086
Ratio of operating expenses to average net assets	0.53% [4]	0.53%	0.52%	0.52%	0.54%	0.53%
Ratio of net investment income to average net assets	2.03% [4]	2.30%	2.24%	1.90%	1.84%	2.11%
Portfolio turnover rate	20%	36%	29%	46%	24%	27%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
50

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Short Term Tax Aware Fixed Income Portfolio
	For the Period Ended April 30, 2020[2,3]	For The Years Ended October 31,			For the Period June 29, 2016[1] through October 31, 2016
		2019	2018	2017
Net asset value, beginning of period	$ 10.07	$ 9.90	$ 9.98	$ 9.99	$ 10.00
Income from investment operations:
Net investment income	0.06	0.13	0.09	0.07	0.02
Net realized and unrealized gain (loss) on investments	(0.06)	0.17	(0.08)	(0.01)	(0.02)
Total from investment operations	—	0.30	0.01	0.06	0.00
Distributions to shareholders from:
Net investment income	(0.06)	(0.13)	(0.09)	(0.07)	(0.01)
Total distributions	(0.06)	(0.13)	(0.09)	(0.07)	(0.01)
Net asset value, end of period	$ 10.01	$ 10.07	$ 9.90	$ 9.98	$ 9.99
Total return[4]	(0.02)% [5]	3.03%	0.10%	0.57%	(0.02)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$48,310	$50,939	$26,294	$33,900	$30,076
Ratio of operating expenses before waiver/reimbursement to average net assets[6]	0.61% [7]	0.66%	0.61%	0.69%	0.90% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	0.55% [7]	0.55%	0.55%	0.55%	0.55% [7]
Ratio of net investment income to average net assets[6]	1.14% [7]	1.33%	0.92%	0.69%	0.46% [7]
Portfolio turnover rate	39%	25%	19%	31%	35% [8]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[7]	Annualized.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of June 29, 2016 through October 31, 2016.

See Notes to Financial Statements.
51

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For the Period Ended April 30, 2020[2,3]	For The Years Ended October 31,			For the Period December 22, 2015[1] through October 31, 2016[3]
		2019 [3]	2018	2017
Net asset value, beginning of period	$ 10.84	$ 10.16	$ 10.35	$ 10.39	$ 10.00
Income from investment operations:
Net investment income	0.16	0.31	0.30	0.30	0.22
Net realized and unrealized gain (loss) on investments	(0.92)	0.68	(0.19)	(0.01)	0.34
Total from investment operations	(0.76)	0.99	0.11	0.29	0.56
Distributions to shareholders from:
Net investment income	(0.15)	(0.31)	(0.30)	(0.29)	(0.17)
Net realized capital gains	—	—	—	(0.04)	—
Total distributions	(0.15)	(0.31)	(0.30)	(0.33)	(0.17)
Net asset value, end of period	$ 9.93	$ 10.84	$ 10.16	$ 10.35	$ 10.39
Total return	(7.11)% [4,5]	9.90% [4]	1.04%	2.89%	5.56% [4,5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$201,600	$215,419	$192,319	$170,440	$153,893
Ratio of operating expenses to average net assets	—%	—%	0.99%	1.00%	—%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.01% [6]	1.00%	—%	—%	1.08% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [6]	1.00%	—%	—%	1.00% [6]
Ratio of net investment income to average net assets	2.93% [6]	2.95%	2.90%	2.92%	2.44% [6]
Portfolio turnover rate	16% [7]	27% [7]	44% [7]	43% [7]	73% [8]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Variable Rate Demand Note (VRDN) securities are excluded from the portfolio turnover calculation.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Airlines — 0.3%
177,753	Delta Air Lines, Inc.	$ 4,605,580
	Banks — 5.4%
549,751	Bank of America Corp.	13,221,511
358,676	Citigroup, Inc.	17,417,306
683,405	Citizens Financial Group, Inc.	15,301,438
767,814	Fifth Third Bancorp	14,350,444
109,239	JPMorgan Chase & Co.	10,460,727
		70,751,426
	Beverages — 1.4%
303,873	Monster Beverage Corp.[1]	18,782,390
	Biotechnology — 4.5%
126,471	AbbVie, Inc.	10,395,916
87,079	Alexion Pharmaceuticals, Inc.[1]	9,358,380
101,986	Amgen, Inc.	24,397,091
27,045	Biogen, Inc.[1]	8,027,768
79,741	Gilead Sciences, Inc.	6,698,244
		58,877,399
	Building Products — 2.0%
154,258	Fortune Brands Home & Security, Inc.	7,435,236
212,139	Trane Technologies PLC	18,545,191
		25,980,427
	Capital Markets — 3.4%
124,249	Ameriprise Financial, Inc.	14,281,180
85,040	Intercontinental Exchange, Inc.	7,606,828
334,952	Morgan Stanley	13,207,157
147,160	State Street Corp.	9,276,967
		44,372,132
	Chemicals — 0.6%
308,423	Corteva, Inc.[1]	8,077,598
	Communications Equipment — 1.5%
452,050	Cisco Systems, Inc.	19,157,879
	Consumer Finance — 1.4%
637,576	Ally Financial, Inc.	10,449,871
372,947	Synchrony Financial	7,380,621
		17,830,492
	Distributors — 0.6%
284,628	LKQ Corp.[1]	7,443,022
	Diversified Consumer Services — 1.0%
798,102	H&R Block, Inc.[2]	13,288,398
	Diversified Telecommunication Services — 1.2%
523,088	AT&T, Inc.	15,938,491
	Electric Utilities — 0.5%
111,882	Southern Co. (The)	6,347,066
	Electrical Equipment — 1.1%
166,988	Eaton Corp. PLC	13,943,498
	Electronic Equipment, Instruments & Components — 1.4%
192,135	Keysight Technologies, Inc.[1]	18,592,904
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.1%
445,279	Baker Hughes Co.	$ 6,211,642
783,601	Halliburton Co.	8,227,810
		14,439,452
	Entertainment — 3.2%
288,594	Activision Blizzard, Inc.	18,392,096
206,270	Electronic Arts, Inc.[1]	23,568,410
		41,960,506
	Equity Real Estate Investment Trusts — 3.3%
47,472	American Tower Corp.	11,298,336
41,669	Crown Castle International Corp.	6,643,289
9,503	Equinix, Inc.	6,416,426
215,563	Prologis, Inc.	19,234,686
		43,592,737
	Food & Staples Retailing — 1.6%
682,375	Kroger Co. (The)	21,569,874
	Food Products — 1.4%
309,085	General Mills, Inc.	18,511,101
	Health Care Providers & Services — 5.8%
53,772	Anthem, Inc.	15,095,413
231,358	Cardinal Health, Inc.	11,447,594
220,665	Centene Corp.[1]	14,691,876
174,729	DaVita, Inc.[1]	13,805,338
147,220	McKesson Corp.	20,794,825
		75,835,046
	Household Durables — 1.1%
184,174	DR Horton, Inc.	8,696,696
216,039	PulteGroup, Inc.	6,107,423
		14,804,119
	Household Products — 1.6%
126,018	Church & Dwight Co., Inc.	8,820,000
175,838	Colgate-Palmolive Co.	12,356,136
		21,176,136
	Independent Power & Renewable Electricity Producer — 1.7%
1,664,981	AES Corp. (The)	22,060,998
	Industrial Conglomerates — 1.5%
142,711	Honeywell International, Inc.	20,250,691
	Insurance — 2.8%
124,237	Allstate Corp. (The)	12,637,388
316,661	Fidelity National Financial, Inc.	8,565,680
426,566	MetLife, Inc.	15,390,501
		36,593,569
	Interactive Media & Services — 3.5%
14,874	Alphabet, Inc. - Class A1	20,030,816
129,962	Facebook, Inc. - Class A1	26,604,521
		46,635,337
	Internet & Direct Marketing Retail — 2.5%
616,908	eBay, Inc.	24,571,446
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Direct Marketing Retail — (Continued)
117,325	Expedia Group, Inc.	$ 8,327,728
		32,899,174
	IT Services — 7.5%
126,773	Accenture PLC - Class A	23,477,092
316,341	Amdocs, Ltd.	20,385,014
161,583	Cognizant Technology Solutions Corp. - Class A	9,375,046
201,826	PayPal Holdings, Inc.[1]	24,824,598
112,552	Visa, Inc. - Class A	20,115,293
		98,177,043
	Machinery — 0.6%
47,398	Parker-Hannifin Corp.	7,494,572
	Media — 3.3%
600,547	Comcast Corp. - Class A	22,598,584
365,777	Omnicom Group, Inc.	20,860,262
		43,458,846
	Metals & Mining — 2.2%
386,957	Newmont Corp.	23,016,203
73,509	Reliance Steel & Aluminum Co.	6,584,936
		29,601,139
	Multi-line Retail — 1.8%
214,432	Target Corp.	23,531,768
	Multi-Utilities — 0.5%
61,316	DTE Energy Co.	6,360,922
	Oil, Gas & Consumable Fuels — 1.3%
521,892	Marathon Petroleum Corp.	16,742,295
	Pharmaceuticals — 3.9%
213,538	Bristol-Myers Squibb Co.	12,985,246
94,670	Jazz Pharmaceuticals PLC[1]	10,437,368
245,604	Merck & Co., Inc.	19,486,221
527,798	Mylan N.V.[1]	8,851,172
		51,760,007
	Professional Services — 1.0%
450,738	Nielsen Holdings PLC	6,639,371
83,072	TransUnion	6,545,243
		13,184,614
	Real Estate Management & Development — 1.8%
544,795	CBRE Group, Inc. - Class A1	23,388,049
	Road & Rail — 1.0%
202,327	CSX Corp.	13,400,117
	Semiconductors & Semiconductor Equipment — 4.3%
244,105	Applied Materials, Inc.	12,127,136
233,520	Intel Corp.	14,006,530
79,231	Lam Research Corp.	20,226,090
213,872	Micron Technology, Inc.[1]	10,242,330
		56,602,086
	Software — 5.7%
172,366	Fortinet, Inc.[1]	18,570,713
139,460	Microsoft Corp.	24,992,627
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
337,220	Oracle Corp.	$ 17,862,543
88,396	Synopsys, Inc.[1]	13,888,779
		75,314,662
	Specialty Retail — 3.6%
319,466	Best Buy Co., Inc.	24,512,626
143,248	Ross Stores, Inc.	13,087,137
188,193	TJX Cos., Inc. (The)	9,230,867
		46,830,630
	Technology Hardware, Storage & Peripherals — 3.7%
27,849	Apple, Inc.	8,182,036
633,087	Hewlett Packard Enterprise Co.	6,368,855
413,219	HP, Inc.	6,409,027
466,535	NetApp, Inc.	20,420,237
386,547	Xerox Holdings Corp.[1]	7,069,945
		48,450,100
	TOTAL COMMON STOCKS (Cost $1,186,169,625)	1,308,614,292
RIGHTS* — 0.1%
	Pharmaceuticals — 0.1%
209,103	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	943,055
	TOTAL RIGHTS (Cost $445,390)	943,055
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$5,104,473	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $5,104,473, due 5/1/20, (collateralized by U.S. Treasury Notes with a par value of $5,035,000, coupon rate of 2.625% - 2.00%, due 6/15/2021 - 8/31/2021, market value of $5,210,922)	5,104,473
	TOTAL REPURCHASE AGREEMENT (Cost $5,104,473)	5,104,473
TOTAL INVESTMENTS (Cost $1,191,719,488)	100.1%	$1,314,661,820
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,422,854)
NET ASSETS	100.0%	$1,313,238,966

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	7.5%	$ 98,177,043
Health Care Providers & Services	5.8	75,835,046
Software	5.7	75,314,662
Banks	5.4	70,751,426
Biotechnology	4.5	58,877,399
Semiconductors & Semiconductor Equipment	4.3	56,602,086
Pharmaceuticals	4.0	52,703,062
Technology Hardware, Storage & Peripherals	3.7	48,450,100
Specialty Retail	3.6	46,830,630
Interactive Media & Services	3.5	46,635,337
Capital Markets	3.4	44,372,132
Equity Real Estate Investment Trusts	3.3	43,592,737
Media	3.3	43,458,846
Entertainment	3.2	41,960,506
Insurance	2.8	36,593,569
Internet & Direct Marketing Retail	2.5	32,899,174
Metals & Mining	2.2	29,601,139
Building Products	2.0	25,980,427
Multi-line Retail	1.8	23,531,768
Real Estate Management & Development	1.8	23,388,049
Independent Power & Renewable Electricity Producer	1.7	22,060,998
Food & Staples Retailing	1.6	21,569,874
Household Products	1.6	21,176,136
Industrial Conglomerates	1.5	20,250,691
Communications Equipment	1.5	19,157,879
Beverages	1.4	18,782,390
Electronic Equipment, Instruments & Components	1.4	18,592,904
Food Products	1.4	18,511,101
Consumer Finance	1.4	17,830,492
Oil, Gas & Consumable Fuels	1.3	16,742,295
Diversified Telecommunication Services	1.2	15,938,491
Household Durables	1.1	14,804,119
Energy Equipment & Services	1.1	14,439,452
Electrical Equipment	1.1	13,943,498
Road & Rail	1.0	13,400,117
Diversified Consumer Services	1.0	13,288,398
Professional Services	1.0	13,184,614
Chemicals	0.6	8,077,598
Machinery	0.6	7,494,572
Distributors	0.6	7,443,022
Multi-Utilities	0.5	6,360,922
Electric Utilities	0.5	6,347,066
Airlines	0.3	4,605,580
TOTAL COMMON STOCKS AND RIGHTS	99.7%	$1,309,557,347
REPURCHASE AGREEMENT	0.4	5,104,473
TOTAL INVESTMENTS	100.1%	$1,314,661,820
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 1.0%
70,393	Lockheed Martin Corp.	$ 27,387,101
	Air Freight & Logistics — 0.9%
333,097	Expeditors International of Washington, Inc.	23,851,411
	Airlines — 0.8%
882,454	Delta Air Lines, Inc.	22,864,383
	Beverages — 2.0%
889,855	Monster Beverage Corp.[1]	55,001,938
	Biotechnology — 7.7%
311,805	AbbVie, Inc.	25,630,371
292,992	Amgen, Inc.	70,089,546
225,797	Biogen, Inc.[1]	67,023,324
87,584	Regeneron Pharmaceuticals, Inc.[1]	46,058,674
		208,801,915
	Building Products — 1.6%
504,718	Trane Technologies PLC	44,122,448
	Capital Markets — 2.8%
153,627	Ameriprise Financial, Inc.	17,657,887
648,927	Intercontinental Exchange, Inc.	58,046,520
		75,704,407
	Chemicals — 0.4%
133,638	PPG Industries, Inc.	12,138,340
	Communications Equipment — 2.4%
1,520,972	Cisco Systems, Inc.	64,458,793
	Containers & Packaging — 0.6%
432,721	Berry Global Group, Inc.[1]	17,217,969
	Diversified Consumer Services — 0.7%
1,167,759	H&R Block, Inc.[2]	19,443,187
	Electrical Equipment — 0.5%
153,064	AMETEK, Inc.	12,837,478
	Electronic Equipment, Instruments & Components — 5.5%
729,181	CDW Corp.	80,793,255
698,826	Keysight Technologies, Inc.[1]	67,625,392
		148,418,647
	Entertainment — 3.9%
702,945	Electronic Arts, Inc.[1]	80,318,495
218,976	Take-Two Interactive Software, Inc.[1]	26,507,045
		106,825,540
	Equity Real Estate Investment Trusts — 3.4%
168,335	American Tower Corp.	40,063,730
765,457	Simon Property Group, Inc.	51,109,564
		91,173,294
	Food & Staples Retailing — 1.3%
70,161	Costco Wholesale Corp.	21,258,783
270,999	Sysco Corp.	15,249,114
		36,507,897
	Health Care Providers & Services — 6.3%
583,605	AmerisourceBergen Corp.	52,326,025
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
206,190	Centene Corp.[1]	$ 13,728,130
320,893	McKesson Corp.	45,326,136
201,694	UnitedHealth Group, Inc.	58,989,444
		170,369,735
	Hotels, Restaurants & Leisure — 0.5%
36,995	Domino’s Pizza, Inc.	13,389,600
	Household Durables — 2.0%
1,067,456	Lennar Corp. - Class A	53,447,522
	Household Products — 0.5%
208,806	Church & Dwight Co., Inc.	14,614,332
	Industrial Conglomerates — 1.3%
170,200	Carlisle Cos., Inc.	20,587,392
94,478	Honeywell International, Inc.	13,406,428
		33,993,820
	Insurance — 2.3%
633,681	Marsh & McLennan Cos., Inc.	61,676,172
	Interactive Media & Services — 5.6%
49,875	Alphabet, Inc. - Class A1	67,166,662
416,170	Facebook, Inc. - Class A1	85,194,161
		152,360,823
	Internet & Direct Marketing Retail — 1.8%
1,247,544	eBay, Inc.	49,689,677
	IT Services — 11.4%
73,789	Accenture PLC - Class A	13,664,985
130,212	FleetCor Technologies, Inc.[1]	31,413,645
239,482	Mastercard, Inc. - Class A	65,850,365
612,430	Paychex, Inc.	41,963,704
647,829	PayPal Holdings, Inc.[1]	79,682,967
435,545	Visa, Inc. - Class A	77,840,602
		310,416,268
	Media — 2.1%
1,006,594	Omnicom Group, Inc.	57,406,056
	Multi-line Retail — 0.7%
114,696	Dollar General Corp.	20,106,209
	Pharmaceuticals — 0.7%
228,647	Merck & Co., Inc.	18,140,853
	Professional Services — 0.5%
850,337	Nielsen Holdings PLC	12,525,464
	Semiconductors & Semiconductor Equipment — 4.7%
964,492	Applied Materials, Inc.	47,915,962
213,531	KLA-Tencor Corp.	35,038,302
177,418	Lam Research Corp.	45,291,267
		128,245,531
	Software — 11.4%
956,244	Cadence Design Systems, Inc.[1]	77,580,076
724,955	Fortinet, Inc.[1]	78,106,652
442,951	Microsoft Corp.	79,381,249
1,092,423	Oracle Corp.	57,865,646
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
336,909	SS&C Technologies Holdings, Inc.	$ 18,583,900
		311,517,523
	Specialty Retail — 9.3%
1,002,012	Best Buy Co., Inc.	76,884,381
229,781	Home Depot, Inc. (The)	50,512,757
276,020	Lowe’s Cos., Inc.	28,913,095
659,527	Ross Stores, Inc.	60,254,386
748,075	TJX Cos., Inc. (The)	36,693,079
		253,257,698
	Technology Hardware, Storage & Peripherals — 3.0%
276,893	Apple, Inc.	81,351,163
	TOTAL COMMON STOCKS (Cost $2,182,393,458)	2,709,263,194
RIGHTS* — 0.1%
	Pharmaceuticals — 0.1%
712,266	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	3,212,320
	TOTAL RIGHTS (Cost $1,517,127)	3,212,320
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$11,306,328	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $11,306,328, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $11,120,000, coupon rate of 2.625%, due 6/15/2021, market value of $11,535,210)	11,306,328
	TOTAL REPURCHASE AGREEMENT (Cost $11,306,328)	11,306,328
TOTAL INVESTMENTS (Cost $2,195,216,913)	100.1%	$2,723,781,842
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(2,484,535)
NET ASSETS	100.0%	$2,721,297,307

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	11.4%	$ 311,517,523
IT Services	11.4	310,416,268
Specialty Retail	9.3	253,257,698
Biotechnology	7.7	208,801,915
Health Care Providers & Services	6.3	170,369,735
Interactive Media & Services	5.6	152,360,823
Electronic Equipment, Instruments & Components	5.5	148,418,647
Semiconductors & Semiconductor Equipment	4.7	128,245,531
Entertainment	3.9	106,825,540
Equity Real Estate Investment Trusts	3.4	91,173,294
Technology Hardware, Storage & Peripherals	3.0	81,351,163
Capital Markets	2.8	75,704,407
Communications Equipment	2.4	64,458,793
Insurance	2.3	61,676,172
Media	2.1	57,406,056
Beverages	2.0	55,001,938
Household Durables	2.0	53,447,522
Internet & Direct Marketing Retail	1.8	49,689,677
Building Products	1.6	44,122,448
Food & Staples Retailing	1.3	36,507,897
Industrial Conglomerates	1.3	33,993,820
Aerospace & Defense	1.0	27,387,101
Air Freight & Logistics	0.9	23,851,411
Airlines	0.8	22,864,383
Pharmaceuticals	0.8	21,353,173
Multi-line Retail	0.7	20,106,209
Diversified Consumer Services	0.7	19,443,187
Containers & Packaging	0.6	17,217,969
Household Products	0.5	14,614,332
Hotels, Restaurants & Leisure	0.5	13,389,600
Electrical Equipment	0.5	12,837,478
Professional Services	0.5	12,525,464
Chemicals	0.4	12,138,340
TOTAL COMMON STOCKS AND RIGHTS	99.7%	$2,712,475,514
REPURCHASE AGREEMENT	0.4	11,306,328
TOTAL INVESTMENTS	100.1%	$2,723,781,842
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Airlines — 1.7%
1,110	Delta Air Lines, Inc.	$ 28,760
	Banks — 10.0%
1,429	Bank of America Corp.	34,368
578	Citigroup, Inc.	28,068
1,039	Citizens Financial Group, Inc.	23,263
1,642	Fifth Third Bancorp	30,689
167	JPMorgan Chase & Co.	15,992
1,593	KeyCorp.	18,558
1,739	Regions Financial Corp.	18,694
		169,632
	Biotechnology — 3.4%
66	Amgen, Inc.	15,789
41	Biogen, Inc.[1]	12,170
358	Gilead Sciences, Inc.	30,072
		58,031
	Building Products — 2.2%
153	Fortune Brands Home & Security, Inc.	7,375
334	Trane Technologies PLC	29,198
		36,573
	Capital Markets — 5.4%
279	Ameriprise Financial, Inc.	32,068
121	CME Group, Inc.	21,564
431	Intercontinental Exchange, Inc.	38,553
		92,185
	Chemicals — 2.6%
649	Axalta Coating Systems, Ltd.[1]	12,812
317	Corteva, Inc.[1]	8,302
225	Dow, Inc.[1]	8,255
244	LyondellBasell Industries N.V. - Class A	14,140
		43,509
	Consumer Finance — 2.9%
1,588	Ally Financial, Inc.	26,027
1,196	Synchrony Financial	23,669
		49,696
	Diversified Consumer Services — 0.9%
946	H&R Block, Inc.[2]	15,751
	Diversified Telecommunication Services — 4.1%
1,132	AT&T, Inc.	34,492
3,226	CenturyLink, Inc.	34,260
		68,752
	Electric Utilities — 4.5%
726	Exelon Corp.	26,920
236	FirstEnergy Corp.	9,740
708	Southern Co. (The)	40,165
		76,825
	Electrical Equipment — 2.0%
412	Eaton Corp. PLC	34,402
	Energy Equipment & Services — 0.7%
666	Halliburton Co.	6,993
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)
443	National Oilwell Varco, Inc.	$ 5,600
		12,593
	Equity Real Estate Investment Trusts — 4.3%
87	Boston Properties, Inc.	8,455
1,763	Host Hotels & Resorts, Inc.	21,702
486	Prologis, Inc.	43,366
		73,523
	Food & Staples Retailing — 1.9%
765	Kroger Co. (The)	24,181
182	Walgreens Boots Alliance, Inc.	7,879
		32,060
	Food Products — 4.0%
644	General Mills, Inc.	38,569
476	Tyson Foods, Inc. - Class A	29,603
		68,172
	Health Care Providers & Services — 6.2%
111	Anthem, Inc.	31,161
233	Cardinal Health, Inc.	11,529
511	CVS Health Corp.	31,452
224	McKesson Corp.	31,640
		105,782
	Household Durables — 2.4%
442	DR Horton, Inc.	20,871
693	PulteGroup, Inc.	19,591
		40,462
	Household Products — 1.2%
283	Colgate-Palmolive Co.	19,886
	Independent Power & Renewable Electricity Producer — 1.2%
1,507	AES Corp. (The)	19,968
	Insurance — 4.6%
914	Fidelity National Financial, Inc.	24,724
956	MetLife, Inc.	34,492
533	Principal Financial Group, Inc.	19,407
		78,623
	IT Services — 0.6%
83	International Business Machines Corp.	10,421
	Machinery — 2.8%
121	Cummins, Inc.	19,784
119	Oshkosh Corp.	8,036
119	Parker-Hannifin Corp.	18,816
		46,636
	Media — 4.4%
558	Comcast Corp. - Class A	20,998
865	Fox Corp. - Class A1	22,109
541	Omnicom Group, Inc.	30,853
		73,960
	Metals & Mining — 1.5%
197	Reliance Steel & Aluminum Co.	17,647
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
336	Steel Dynamics, Inc.	$ 8,155
		25,802
	Multi-line Retail — 0.9%
146	Target Corp.	16,022
	Oil, Gas & Consumable Fuels — 6.8%
192	Concho Resources, Inc.	10,890
649	ConocoPhillips	27,323
306	HollyFrontier Corp.	10,110
1,318	Marathon Petroleum Corp.	42,282
400	Valero Energy Corp.	25,340
		115,945
	Pharmaceuticals — 5.3%
93	Allergan PLC	17,423
666	Bristol-Myers Squibb Co.	40,499
96	Jazz Pharmaceuticals PLC[1]	10,584
553	Pfizer, Inc.	21,213
		89,719
	Professional Services — 0.5%
580	Nielsen Holdings PLC	8,543
	Real Estate Management & Development — 2.0%
771	CBRE Group, Inc. - Class A1	33,099
	Semiconductors & Semiconductor Equipment — 3.3%
659	Applied Materials, Inc.	32,739
233	Intel Corp.	13,975
201	Micron Technology, Inc.[1]	9,626
		56,340
	Specialty Retail — 1.9%
417	Best Buy Co., Inc.	31,996
	Technology Hardware, Storage & Peripherals — 2.3%
747	Hewlett Packard Enterprise Co.	7,515
1,644	HP, Inc.	25,498
293	Xerox Holdings Corp.[1]	5,359
		38,372
	Tobacco — 1.2%
267	Philip Morris International, Inc.	19,918
	TOTAL COMMON STOCKS (Cost $1,890,045)	1,691,958
TOTAL INVESTMENTS (Cost $1,890,045)	99.7%	$1,691,958
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	5,566
NET ASSETS	100.0%	$1,697,524

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	10.0%	$ 169,632
Oil, Gas & Consumable Fuels	6.8	115,945
Health Care Providers & Services	6.2	105,782
Capital Markets	5.4	92,185
Pharmaceuticals	5.3	89,719
Insurance	4.6	78,623
Electric Utilities	4.5	76,825
Media	4.4	73,960
Equity Real Estate Investment Trusts	4.3	73,523
Diversified Telecommunication Services	4.1	68,752
Food Products	4.0	68,172
Biotechnology	3.4	58,031
Semiconductors & Semiconductor Equipment	3.3	56,340
Consumer Finance	2.9	49,696
Machinery	2.8	46,636
Chemicals	2.6	43,509
Household Durables	2.4	40,462
Technology Hardware, Storage & Peripherals	2.3	38,372
Building Products	2.2	36,573
Electrical Equipment	2.0	34,402
Real Estate Management & Development	2.0	33,099
Food & Staples Retailing	1.9	32,060
Specialty Retail	1.9	31,996
Airlines	1.7	28,760
Metals & Mining	1.5	25,802
Independent Power & Renewable Electricity Producer	1.2	19,968
Tobacco	1.2	19,918
Household Products	1.2	19,886
Multi-line Retail	0.9	16,022
Diversified Consumer Services	0.9	15,751
Energy Equipment & Services	0.7	12,593
IT Services	0.6	10,421
Professional Services	0.5	8,543
TOTAL COMMON STOCKS	99.7%	$1,691,958
TOTAL INVESTMENTS	99.7%	$1,691,958
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Airlines — 0.3%
188	Hawaiian Holdings, Inc.	$ 2,707
	Banks — 10.5%
1,003	Cadence BanCorp	6,640
261	Cathay General Bancorp	7,287
236	Financial Institutions, Inc.	4,566
211	First Financial Corp.	7,495
427	First Midwest Bancorp, Inc.	6,311
226	Hancock Whitney Corp.	4,726
467	Home BancShares, Inc.	7,159
626	Hope Bancorp, Inc.	6,229
224	Independent Bank Group, Inc.	6,789
715	Investors Bancorp, Inc.	6,657
527	Lakeland Bancorp, Inc.	5,897
342	Pacific Premier Bancorp, Inc.	7,302
271	Peoples Bancorp, Inc.	6,588
187	Preferred Bank/Los Angeles CA	7,134
		90,780
	Biotechnology — 8.9%
263	AnaptysBio, Inc.[1]	4,108
1,076	CytomX Therapeutics, Inc.[1]	11,104
400	Dicerna Pharmaceuticals, Inc.[1]	7,880
182	Editas Medicine, Inc.[1,2]	4,208
597	Intellia Therapeutics, Inc.[1,2]	8,042
73	Ligand Pharmaceuticals, Inc.[1,2]	7,196
957	MacroGenics, Inc.[1]	6,890
240	REGENXBIO, Inc.[1]	9,557
721	Retrophin, Inc.[1]	10,974
621	Vanda Pharmaceuticals, Inc.[1]	7,141
		77,100
	Building Products — 4.1%
1,568	Cornerstone Building Brands, Inc.[1]	8,357
205	Gibraltar Industries, Inc.[1]	9,492
64	Masonite International Corp.[1]	3,781
227	Patrick Industries, Inc.	9,357
337	Quanex Building Products Corp.	4,202
		35,189
	Capital Markets — 1.8%
363	Federated Hermes, Inc.	8,265
156	Stifel Financial Corp.	6,908
		15,173
	Chemicals — 1.8%
123	Innospec, Inc.	8,920
265	PolyOne Corp.	6,172
		15,092
	Commercial Services & Supplies — 1.2%
109	Brady Corp. - Class A	4,746
137	Herman Miller, Inc.	3,088
211	Knoll, Inc.	2,460
		10,294
	Communications Equipment — 0.8%
617	Digi International, Inc.[1]	7,003
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — 1.1%
246	Arcosa, Inc.	$ 9,168
	Diversified Consumer Services — 2.7%
495	K12, Inc.[1]	11,241
538	Laureate Education, Inc. - Class A1	5,095
517	Perdoceo Education Corp.[1]	6,721
		23,057
	Electric Utilities — 1.6%
98	ALLETE, Inc.	5,641
179	Otter Tail Corp.	7,944
		13,585
	Electrical Equipment — 0.6%
211	Atkore International Group, Inc.[1]	5,136
	Electronic Equipment, Instruments & Components — 4.6%
153	Fabrinet[1]	9,601
159	Insight Enterprises, Inc.[1]	8,632
141	Itron, Inc.[1]	9,845
277	Sanmina Corp.[1]	7,681
300	TTM Technologies, Inc.[1]	3,477
		39,236
	Energy Equipment & Services — 0.2%
418	Oceaneering International, Inc.[1]	2,148
	Equity Real Estate Investment Trusts — 7.0%
150	American Assets Trust, Inc.	4,248
571	City Office REIT, Inc.	5,767
787	DiamondRock Hospitality Co.	4,903
82	EastGroup Properties, Inc.	8,692
193	First Industrial Realty Trust, Inc.	7,290
520	Lexington Realty Trust	5,434
331	National Storage Affiliates Trust	9,427
322	STAG Industrial, Inc.	8,452
635	Sunstone Hotel Investors, Inc.	5,836
		60,049
	Food & Staples Retailing — 1.2%
200	BJ’s Wholesale Club Holdings, Inc.[1,2]	5,262
281	SpartanNash Co.	4,819
		10,081
	Health Care Equipment & Supplies — 4.0%
1,092	Accuray, Inc.[1]	2,441
1,295	Invacare Corp.	9,738
1,204	OraSure Technologies, Inc.[1]	19,192
288	SeaSpine Holdings Corp.[1]	2,966
		34,337
	Health Care Providers & Services — 3.5%
94	Addus HomeCare Corp.[1]	7,616
677	Cross Country Healthcare, Inc.[1]	4,259
615	Select Medical Holdings Corp.[1]	10,498
396	Tenet Healthcare Corp.[1]	7,991
		30,364
	Health Care Technology — 0.5%
730	Allscripts Healthcare Solutions, Inc.[1]	4,745
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 1.5%
415	Penn National Gaming, Inc.[1]	$ 7,395
365	Twin River Worldwide Holdings, Inc.	5,760
		13,155
	Household Durables — 2.6%
126	Meritage Homes Corp.[1]	6,623
248	Taylor Morrison Home Corp.[1]	3,608
52	TopBuild Corp.[1]	4,846
629	TRI Pointe Group, Inc.[1]	7,221
		22,298
	Household Products — 0.5%
141	Central Garden & Pet Co. - Class A1	4,288
	Insurance — 2.7%
150	AMERISAFE, Inc.	9,551
486	CNO Financial Group, Inc.	6,833
201	Horace Mann Educators Corp.	7,067
		23,451
	Interactive Media & Services — 1.7%
1,710	Meet Group, Inc. (The)[1]	10,551
166	Yelp, Inc.[1]	3,710
		14,261
	IT Services — 3.4%
134	Cardtronics PLC - Class A1	3,069
536	NIC, Inc.	12,987
372	Perficient, Inc.[1]	12,957
		29,013
	Machinery — 2.4%
203	Meritor, Inc.[1]	4,162
350	Rexnord Corp.	9,544
86	Watts Water Technologies, Inc. - Class A	7,086
		20,792
	Marine — 0.6%
1,001	Costamare, Inc.	5,025
	Media — 1.3%
235	Meredith Corp.	3,485
181	TechTarget, Inc.[1]	4,221
341	TEGNA, Inc.	3,655
		11,361
	Metals & Mining — 1.1%
210	Commercial Metals Co.	3,347
90	Kaiser Aluminum Corp.	6,501
		9,848
	Mortgage Real Estate Investment Trusts — 1.2%
11	Great Ajax Corp.	95
1,533	Invesco Mortgage Capital, Inc.[2]	4,660
707	TPG RE Finance Trust, Inc.	5,437
		10,192
	Multi-Utilities — 1.3%
122	Avista Corp.	5,251
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — (Continued)
116	Unitil Corp.	$ 5,836
		11,087
	Oil, Gas & Consumable Fuels — 3.4%
422	Delek US Holdings, Inc.	9,854
527	Teekay Tankers, Ltd. - Class A1	10,703
363	World Fuel Services Corp.	9,075
		29,632
	Pharmaceuticals — 3.4%
781	Alder Biopharmaceuticals, Inc.[1,3]	0
337	Collegium Pharmaceutical, Inc.[1]	6,969
262	Horizon Therapeutics PLC[1]	9,443
3,101	Mallinckrodt PLC[1,2]	12,590
		29,002
	Professional Services — 3.1%
162	ASGN, Inc.[1]	7,525
104	Barrett Business Services, Inc.	5,087
314	Heidrick & Struggles International, Inc.	7,046
286	Kelly Services, Inc. - Class A	4,419
106	Korn Ferry	3,056
		27,133
	Real Estate Management & Development — 1.1%
343	Cushman & Wakefield PLC[1,2]	4,174
1,434	Newmark Group, Inc. - Class A	5,564
		9,738
	Semiconductors & Semiconductor Equipment — 2.5%
178	Diodes, Inc.[1]	9,059
289	Kulicke & Soffa Industries, Inc.	6,927
385	Xperi Corp.	5,883
		21,869
	Software — 2.4%
104	Progress Software Corp.	4,255
165	SPS Commerce, Inc.[1]	9,159
171	Verint Systems, Inc.[1]	7,308
		20,722
	Specialty Retail — 2.3%
257	Boot Barn Holdings, Inc.[1]	4,744
108	Group 1 Automotive, Inc.	6,112
233	Shoe Carnival, Inc.	5,504
174	Zumiez, Inc.[1]	3,678
		20,038
	Textiles, Apparel & Luxury Goods — 1.5%
86	Deckers Outdoor Corp.[1]	12,793
	Thrifts & Mortgage Finance — 2.2%
297	First Defiance Financial Corp.	5,162
571	Meridian Bancorp, Inc.	6,726
447	Radian Group, Inc.	6,696
		18,584
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 0.8%
319	BMC Stock Holdings, Inc.[1]	$ 6,779
	TOTAL COMMON STOCKS (Cost $929,838)	856,305
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.3%
19,933	State Street Navigator Securities Lending Government Money Market Portfolio[4]	19,933
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,933)	19,933
TOTAL INVESTMENTS (Cost $949,771)	101.7%	$876,238
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)	(14,454)
NET ASSETS	100.0%	$861,784

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	10.5%	$ 90,780
Biotechnology	8.9	77,100
Equity Real Estate Investment Trusts	7.0	60,049
Electronic Equipment, Instruments & Components	4.6	39,236
Building Products	4.1	35,189
Health Care Equipment & Supplies	4.0	34,337
Health Care Providers & Services	3.5	30,364
Oil, Gas & Consumable Fuels	3.4	29,632
IT Services	3.4	29,013
Pharmaceuticals	3.4	29,002
Professional Services	3.1	27,133
Insurance	2.7	23,451
Diversified Consumer Services	2.7	23,057
Household Durables	2.6	22,298
Semiconductors & Semiconductor Equipment	2.5	21,869
Machinery	2.4	20,792
Software	2.4	20,722
Specialty Retail	2.3	20,038
Thrifts & Mortgage Finance	2.2	18,584
Capital Markets	1.8	15,173
Chemicals	1.8	15,092
Interactive Media & Services	1.7	14,261
Electric Utilities	1.6	13,585
Hotels, Restaurants & Leisure	1.5	13,155
Textiles, Apparel & Luxury Goods	1.5	12,793
Media	1.3	11,361
Multi-Utilities	1.3	11,087
Commercial Services & Supplies	1.2	10,294
Mortgage Real Estate Investment Trusts	1.2	10,192
Food & Staples Retailing	1.2	10,081
Metals & Mining	1.1	9,848
Real Estate Management & Development	1.1	9,738
Construction & Engineering	1.1	9,168
Communications Equipment	0.8	7,003
Trading Companies & Distributors	0.8	6,779
Electrical Equipment	0.6	5,136
Marine	0.6	5,025
Health Care Technology	0.5	4,745
Household Products	0.5	4,288
Airlines	0.3	2,707
Energy Equipment & Services	0.2	2,148
TOTAL COMMON STOCKS	99.4%	$856,305
INVESTMENT OF SECURITY LENDING COLLATERAL	2.3	19,933
TOTAL INVESTMENTS	101.7%	$876,238
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Japan — 26.4%
167,216	Astellas Pharma, Inc., Unsponsored ADR	$ 2,733,982
66,831	Dai Nippon Printing Co, Ltd., Sponsored ADR[1]	706,404
69,120	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	1,656,115
117,125	Daiwa House Industry Co., Ltd., Unsponsored ADR[1]	2,959,749
30,261	FUJIFILM Holdings Corp., Unsponsored ADR	1,437,095
105,738	Fujitsu, Ltd., Unsponsored ADR	2,035,456
23,297	Hitachi, Ltd., ADR[1]	1,384,075
74,560	ITOCHU Corp., Unsponsored ADR[1]	2,925,734
70,372	KDDI Corp., Unsponsored ADR[1]	1,007,727
100,266	Nippon Telegraph & Telephone Corp., ADR	2,266,022
40,093	Sekisui House, Ltd., Sponsored ADR[1]	682,383
45,104	Sony Corp., Sponsored ADR	2,897,932
7,861	TDK Corp., Sponsored ADR[1]	675,181
46,154	Tokyo Electron, Ltd., Unsponsored ADR	2,466,931
4,201	Toyota Motor Corp., Sponsored ADR	519,202
		26,353,988
	United Kingdom — 14.2%
113,403	Anglo American PLC, Sponsored ADR[1]	1,009,275
85,919	BAE Systems PLC, Sponsored ADR	2,199,526
75,426	British American Tobacco PLC, Sponsored ADR[1]	2,877,502
69,142	GlaxoSmithKline PLC, Sponsored ADR[1]	2,908,804
34,725	Imperial Brands PLC, Sponsored ADR[1]	734,121
44,318	RELX PLC, Sponsored ADR	1,004,246
9,677	Rio Tinto PLC, Sponsored ADR	446,981
30,393	Smith & Nephew PLC, Sponsored ADR[1]	1,205,690
46,704	Vodafone Group PLC, Sponsored ADR	660,395
30,504	WPP PLC, Sponsored ADR[1]	1,180,810
		14,227,350
	France — 10.6%
151,598	BNP Paribas SA, ADR	2,386,152
57,899	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	1,122,083
213,305	Danone SA, Sponsored ADR	2,941,476
118,648	Engie SA, Sponsored ADR	1,292,670
75,874	Peugeot SA, Unsponsored ADR	1,069,672
96,293	Publicis Groupe SA, ADR	708,716
68,342	Sodexo SA, Sponsored ADR	1,109,874
		10,630,643
	Germany — 7.4%
80,674	Deutsche Post AG, Sponsored ADR	2,389,564
50,111	Deutsche Telekom AG, Sponsored ADR[2]	727,617
70,891	Henkel AG & Co. KGaA, Sponsored ADR	1,567,754
95,805	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	2,165,193
12,259	Siemens AG, Sponsored ADR	565,931
		7,416,059
	Switzerland — 6.8%
60,204	Credit Suisse Group AG, Sponsored ADR	544,244
32,590	Novartis AG, Sponsored ADR	2,761,351
64,925	Roche Holding AG, Sponsored ADR	2,822,290
19,513	Sonova Holding AG, Unsponsored ADR[1]	700,712
		6,828,597
	Canada — 6.6%
63,030	Barrick Gold Corp.	1,621,131
47,274	Enbridge, Inc.	1,450,366
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Canada — (Continued)
25,291	Royal Bank of Canada	$ 1,557,673
42,813	TC Energy Corp.	1,984,811
		6,613,981
	Sweden — 4.0%
38,729	Essity AB, Sponsored ADR[2]	1,254,626
334,652	Skandinaviska Enskilda Banken AB, ADR[1]	2,777,612
		4,032,238
	Spain — 4.0%
27,768	Iberdrola SA, Sponsored ADR[1]	1,098,502
165,372	Industria de Diseno Textil SA, Unsponsored ADR	2,085,341
95,196	Red Electrica Corp. SA, Unsponsored ADR	828,205
		4,012,048
	Singapore — 3.7%
6,643	DBS Group Holdings, Ltd., Sponsored ADR	371,344
26,522	Singapore Exchange, Ltd., Unsponsored ADR[1]	2,688,800
23,231	United Overseas Bank, Ltd., Sponsored ADR[1]	657,207
		3,717,351
	Australia — 3.2%
492,093	QBE Insurance Group, Ltd., Sponsored ADR[1]	2,647,509
43,293	Wesfarmers, Ltd., Unsponsored ADR[1]	519,906
		3,167,415
	Netherlands — 3.1%
22,419	Akzo Nobel N.V., Sponsored ADR[1,2]	566,752
69,119	Koninklijke Ahold Delhaize N.V., Sponsored ADR	1,667,150
56,636	NN Group N.V., Unsponsored ADR[1]	814,426
		3,048,328
	Ireland — 2.3%
77,239	CRH PLC, Sponsored ADR	2,326,439
	Hong Kong — 2.2%
13,426	BOC Hong Kong Holdings, Ltd., Sponsored ADR[1]	816,032
70,740	WH Group, Ltd., Sponsored ADR	1,334,871
		2,150,903
	Italy — 1.5%
160,691	Intesa Sanpaolo SPA, Sponsored ADR	1,481,571
	Bermuda — 1.4%
30,616	Jardine Matheson Holdings, Ltd., Sponsored ADR	1,351,697
	Finland — 1.4%
76,690	Neste Oyj, Sponsored ADR[1]	1,347,443
	TOTAL COMMON STOCKS (Cost $102,449,643)	98,706,051
INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.4%
7,334,289	State Street Navigator Securities Lending Government Money Market Portfolio[3]	7,334,289
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,334,289)	7,334,289
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT*—0.2%
$ 206,915
With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $206,915, due 5/1/20, (collateralized by a a U.S. Treasury Note with a par value of $205,000, coupon rate of 2.625%, due 6/15/2021, market value of $212,655)
		$ 206,915
TOTAL REPURCHASE AGREEMENT (Cost $206,915)		206,915
TOTAL INVESTMENTS (Cost $109,990,847)	106.4%	$106,247,255
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.4)	(6,357,408)
NET ASSETS	100.0%	$ 99,889,847

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	11.3%	$ 11,226,426
Banks	10.1	10,047,591
Insurance	5.6	5,627,128
Oil, Gas & Consumable Fuels	4.8	4,782,620
Real Estate Management & Development	4.6	4,615,864
Food Products	4.3	4,276,347
Tobacco	3.6	3,611,623
Household Durables	3.6	3,580,315
Capital Markets	3.2	3,233,045
Metals & Mining	3.1	3,077,388
Diversified Telecommunication Services	3.0	2,993,638
Trading Companies & Distributors	2.9	2,925,734
Household Products	2.8	2,822,381
Semiconductors & Semiconductor Equipment	2.5	2,466,931
Air Freight & Logistics	2.4	2,389,564
Construction Materials	2.3	2,326,439
Aerospace & Defense	2.2	2,199,526
Specialty Retail	2.1	2,085,341
Electronic Equipment, Instruments & Components	2.1	2,059,256
IT Services	2.0	2,035,457
Electric Utilities	1.9	1,926,707
Industrial Conglomerates	1.9	1,917,627
Health Care Equipment & Supplies	1.9	1,906,402
Media	1.9	1,889,526
Wireless Telecommunication Services	1.7	1,668,122
Food & Staples Retailing	1.7	1,667,150
Automobiles	1.6	1,588,873
Technology Hardware, Storage & Peripherals	1.4	1,437,095
Multi-Utilities	1.3	1,292,670
Auto Components	1.1	1,122,083
Hotels, Restaurants & Leisure	1.1	1,109,874
Professional Services	1.0	1,004,246
Commercial Services & Supplies	0.7	706,404
Chemicals	0.6	566,752
Multi-line Retail	0.5	519,906
TOTAL COMMON STOCKS	98.8%	$ 98,706,051
REPURCHASE AGREEMENT	0.2	206,915
INVESTMENT OF SECURITY LENDING COLLATERAL	7.4	7,334,289
TOTAL INVESTMENTS	106.4%	$106,247,255
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 1.4%
4,564	Raytheon Technologies Corp.	$ 295,793
	Air Freight & Logistics — 1.5%
4,354	Expeditors International of Washington, Inc.	311,768
	Banks — 5.9%
12,114	Bank of America Corp.	291,342
7,033	Citigroup, Inc.	341,522
8,822	Comerica, Inc.	307,535
5,294	Fifth Third Bancorp	98,945
7,665	First Horizon National Corp.	69,598
15,019	Regions Financial Corp.	161,454
		1,270,396
	Beverages — 0.6%
4,500	Keurig Dr Pepper, Inc.	119,070
	Biotechnology — 5.6%
2,643	AbbVie, Inc.	217,255
1,646	Amgen, Inc.	393,756
1,350	Biogen, Inc.[1]	400,720
2,197	Gilead Sciences, Inc.	184,548
		1,196,279
	Building Products — 0.9%
2,176	Trane Technologies PLC	190,226
	Capital Markets — 3.6%
2,715	Ameriprise Financial, Inc.	312,062
1,603	LPL Financial Holdings, Inc.	96,533
1,200	Northern Trust Corp.	94,992
2,393	T Rowe Price Group, Inc.	276,702
		780,289
	Chemicals — 1.9%
4,865	Axalta Coating Systems, Ltd.[1]	96,035
12,105	Corteva, Inc.[1]	317,030
		413,065
	Communications Equipment — 3.3%
8,406	Cisco Systems, Inc.	356,246
16,105	Juniper Networks, Inc.	347,868
		704,114
	Consumer Finance — 1.1%
13,977	Ally Financial, Inc.	229,083
	Diversified Consumer Services — 1.2%
16,081	H&R Block, Inc.[2]	267,749
	Diversified Telecommunication Services — 0.5%
3,672	AT&T, Inc.	111,886
	Electric Utilities — 1.0%
5,904	Exelon Corp.	218,920
	Electrical Equipment — 0.5%
883	Hubbell, Inc.	109,872
	Electronic Equipment, Instruments & Components — 2.0%
3,461	Keysight Technologies, Inc.[1]	334,921
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
1,371	TE Connectivity, Ltd.	$ 100,714
		435,635
	Energy Equipment & Services — 2.1%
17,768	National Oilwell Varco, Inc.	224,587
24,323	TechnipFMC PLC	216,718
		441,305
	Entertainment — 4.9%
6,342	Activision Blizzard, Inc.	404,176
3,860	Electronic Arts, Inc.[1]	441,044
1,706	Take-Two Interactive Software, Inc.[1]	206,511
		1,051,731
	Equity Real Estate Investment Trusts — 2.6%
990	American Tower Corp.	235,620
156	Equinix, Inc.	105,331
2,450	Prologis, Inc.	218,614
		559,565
	Food & Staples Retailing — 1.9%
4,937	Kroger Co. (The)	156,059
4,322	Sysco Corp.	243,199
		399,258
	Food Products — 2.6%
7,484	General Mills, Inc.	448,217
1,347	Ingredion, Inc.	109,376
		557,593
	Health Care Equipment & Supplies — 1.7%
1,928	West Pharmaceutical Services, Inc.	364,893
	Health Care Providers & Services — 4.4%
2,436	AmerisourceBergen Corp.	218,412
5,359	Centene Corp.[1]	356,802
959	Humana, Inc.	366,165
		941,379
	Hotels, Restaurants & Leisure — 0.5%
6,250	Norwegian Cruise Line Holdings, Ltd.[1,2]	102,500
	Household Durables — 0.7%
49	NVR, Inc.[1]	151,900
	Household Products — 1.3%
4,102	Colgate-Palmolive Co.	288,248
	Independent Power & Renewable Electricity Producer — 1.3%
21,660	AES Corp. (The)	286,995
	Industrial Conglomerates — 1.2%
1,830	Honeywell International, Inc.	259,677
	Insurance — 2.7%
8,794	MetLife, Inc.	317,287
2,708	Principal Financial Group, Inc.	98,598
947	Willis Towers Watson PLC	168,841
		584,726
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — 3.6%
276	Alphabet, Inc. - Class A1	$ 371,689
1,969	Facebook, Inc. - Class A1	403,074
		774,763
	Internet & Direct Marketing Retail — 1.8%
9,492	eBay, Inc.	378,066
	IT Services — 6.6%
1,647	Accenture PLC - Class A	305,008
2,213	Cognizant Technology Solutions Corp. - Class A	128,398
3,255	Leidos Holdings, Inc.	321,627
3,761	PayPal Holdings, Inc.[1]	462,603
1,178	Visa, Inc. - Class A	210,532
		1,428,168
	Machinery — 1.3%
3,829	Allison Transmission Holdings, Inc.	139,146
2,000	Oshkosh Corp.	135,060
		274,206
	Media — 1.5%
5,641	Omnicom Group, Inc.	321,706
	Metals & Mining — 1.3%
2,000	Newmont Corp.	118,960
1,885	Reliance Steel & Aluminum Co.	168,858
		287,818
	Multi-line Retail — 2.9%
11,125	Nordstrom, Inc.	208,927
3,848	Target Corp.	422,280
		631,207
	Oil, Gas & Consumable Fuels — 0.9%
5,883	Marathon Petroleum Corp.	188,727
	Pharmaceuticals — 2.5%
6,297	Bristol-Myers Squibb Co.	382,920
992	Eli Lilly and Co.	153,403
		536,323
	Professional Services — 1.1%
2,050	ManpowerGroup, Inc.	152,192
1,040	TransUnion	81,942
		234,134
	Real Estate Management & Development — 1.9%
7,316	CBRE Group, Inc. - Class A1	314,076
847	Jones Lang LaSalle, Inc.	89,426
		403,502
	Semiconductors & Semiconductor Equipment — 4.1%
7,730	Applied Materials, Inc.	384,026
2,372	Intel Corp.	142,273
1,018	Lam Research Corp.	259,875
2,124	Micron Technology, Inc.[1]	101,718
		887,892
	Software — 6.0%
4,176	Cadence Design Systems, Inc.[1]	338,799
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
4,269	Fortinet, Inc.[1]	$ 459,942
2,772	Microsoft Corp.	496,770
		1,295,511
	Specialty Retail — 2.6%
4,774	Best Buy Co., Inc.	366,309
3,729	TJX Cos., Inc. (The)	182,908
		549,217
	Technology Hardware, Storage & Peripherals — 1.6%
15,302	Hewlett Packard Enterprise Co.	153,938
10,854	Xerox Holdings Corp.[1]	198,520
		352,458
	Textiles, Apparel & Luxury Goods — 1.3%
1,948	Deckers Outdoor Corp.[1]	289,785
	TOTAL COMMON STOCKS (Cost $20,942,701)	21,477,398
TOTAL INVESTMENTS (Cost $20,942,701)	99.9%	$21,477,398
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	18,333
NET ASSETS	100.0%	$21,495,731

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	6.6%	$ 1,428,168
Software	6.0	1,295,511
Banks	5.9	1,270,396
Biotechnology	5.6	1,196,279
Entertainment	4.9	1,051,731
Health Care Providers & Services	4.4	941,379
Semiconductors & Semiconductor Equipment	4.1	887,892
Capital Markets	3.6	780,289
Interactive Media & Services	3.6	774,763
Communications Equipment	3.3	704,114
Multi-line Retail	2.9	631,207
Insurance	2.7	584,726
Equity Real Estate Investment Trusts	2.6	559,565
Food Products	2.6	557,593
Specialty Retail	2.6	549,217
Pharmaceuticals	2.5	536,323
Energy Equipment & Services	2.1	441,305
Electronic Equipment, Instruments & Components	2.0	435,635
Chemicals	1.9	413,065
Real Estate Management & Development	1.9	403,502
Food & Staples Retailing	1.9	399,258
Internet & Direct Marketing Retail	1.8	378,066
Health Care Equipment & Supplies	1.7	364,893
Technology Hardware, Storage & Peripherals	1.6	352,458
Media	1.5	321,706
Air Freight & Logistics	1.5	311,768
Aerospace & Defense	1.4	295,793
Textiles, Apparel & Luxury Goods	1.3	289,785
Household Products	1.3	288,248
Metals & Mining	1.3	287,818
Independent Power & Renewable Electricity Producer	1.3	286,995
Machinery	1.3	274,206
Diversified Consumer Services	1.2	267,749
Industrial Conglomerates	1.2	259,677
Professional Services	1.1	234,134
Consumer Finance	1.1	229,083
Electric Utilities	1.0	218,920
Building Products	0.9	190,226
Oil, Gas & Consumable Fuels	0.9	188,727
Household Durables	0.7	151,900
Beverages	0.6	119,070
Diversified Telecommunication Services	0.5	111,886
Electrical Equipment	0.5	109,872
Hotels, Restaurants & Leisure	0.5	102,500
TOTAL COMMON STOCKS	99.9%	$21,477,398
TOTAL INVESTMENTS	99.9%	$21,477,398
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Airlines — 0.6%
3,746	Alaska Air Group, Inc.	$ 121,820
	Banks — 5.0%
6,895	Bank of America Corp.	165,825
10,103	Citigroup, Inc.	490,602
3,063	Comerica, Inc.	106,776
6,900	East West Bancorp, Inc.	241,983
		1,005,186
	Biotechnology — 3.8%
3,718	AbbVie, Inc.	305,620
974	Alexion Pharmaceuticals, Inc.[1]	104,676
820	Amgen, Inc.	196,160
551	Biogen, Inc.[1]	163,553
		770,009
	Building Products — 1.5%
3,574	Trane Technologies PLC	312,439
	Capital Markets — 3.1%
1,083	Ameriprise Financial, Inc.	124,480
5,580	Intercontinental Exchange, Inc.	499,131
		623,611
	Chemicals — 0.9%
7,300	Corteva, Inc.[1]	191,187
	Communications Equipment — 2.1%
10,015	Cisco Systems, Inc.	424,436
	Consumer Finance — 2.1%
11,582	Ally Financial, Inc.	189,829
11,589	Synchrony Financial	229,346
		419,175
	Diversified Consumer Services — 3.0%
19,770	H&R Block, Inc.[2]	329,170
7,374	Service Corp. International	270,921
		600,091
	Diversified Telecommunication Services — 1.5%
9,621	AT&T, Inc.	293,152
	Electric Utilities — 1.4%
4,846	PPL Corp.	123,185
2,800	Southern Co. (The)	158,844
		282,029
	Electrical Equipment — 2.8%
4,241	AMETEK, Inc.	355,693
2,600	Eaton Corp. PLC	217,100
		572,793
	Electronic Equipment, Instruments & Components — 1.8%
3,079	Jabil, Inc.	87,567
2,829	Keysight Technologies, Inc.[1]	273,762
		361,329
	Energy Equipment & Services — 2.1%
7,162	Baker Hughes Co.	99,910
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)
25,875	National Oilwell Varco, Inc.	$ 327,060
		426,970
	Entertainment — 2.1%
3,680	Electronic Arts, Inc.[1]	420,477
	Equity Real Estate Investment Trusts — 2.9%
1,946	American Tower Corp.	463,148
175	Equinix, Inc.	118,160
		581,308
	Food & Staples Retailing — 1.7%
2,600	Sysco Corp.	146,302
8,907	US Foods Holding Corp.[1]	191,501
		337,803
	Food Products — 2.7%
7,887	General Mills, Inc.	472,353
1,181	Tyson Foods, Inc. - Class A	73,446
		545,799
	Health Care Providers & Services — 6.3%
794	Anthem, Inc.	222,900
2,063	Cardinal Health, Inc.	102,077
6,794	DaVita, Inc.[1]	536,794
2,961	McKesson Corp.	418,241
		1,280,012
	Hotels, Restaurants & Leisure — 0.3%
3,987	Norwegian Cruise Line Holdings, Ltd.[1,2]	65,387
	Household Durables — 1.2%
4,925	DR Horton, Inc.	232,559
	Household Products — 1.7%
4,904	Colgate-Palmolive Co.	344,604
	Independent Power & Renewable Electricity Producer — 1.2%
17,919	AES Corp. (The)	237,427
	Industrial Conglomerates — 0.5%
695	Honeywell International, Inc.	98,621
	Insurance — 3.5%
7,994	Fidelity National Financial, Inc.	216,238
10,524	MetLife, Inc.	379,706
6,100	Unum Group	106,445
		702,389
	Interactive Media & Service — 3.0%
2,993	Facebook, Inc. - Class A1	612,697
	Internet & Direct Marketing Retail — 1.5%
3,000	eBay, Inc.	119,490
2,585	Expedia Group, Inc.	183,483
		302,973
	IT Services — 7.2%
1,190	Accenture PLC - Class A	220,376
5,377	Akamai Technologies, Inc.[1]	525,387
4,291	Genpact, Ltd.	147,739
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
4,517	PayPal Holdings, Inc.[1]	$ 555,591
		1,449,093
	Media — 4.1%
13,076	Comcast Corp. - Class A	492,050
5,932	Omnicom Group, Inc.	338,302
		830,352
	Metals & Mining — 1.7%
3,937	Reliance Steel & Aluminum Co.	352,676
	Multi-line Retail — 2.2%
4,022	Target Corp.	441,374
	Pharmaceuticals — 4.1%
9,323	Bristol-Myers Squibb Co.	566,932
2,425	Jazz Pharmaceuticals PLC[1]	267,356
		834,288
	Professional Services — 1.3%
1,321	ManpowerGroup, Inc.	98,071
11,091	Nielsen Holdings PLC	163,370
		261,441
	Real Estate Management & Development — 2.1%
9,640	CBRE Group, Inc. - Class A1	413,845
	Road & Rail — 0.5%
937	Landstar System, Inc.	96,801
	Semiconductors & Semiconductor Equipment — 4.1%
4,400	Intel Corp.	263,912
1,830	Lam Research Corp.	467,162
1,702	Teradyne, Inc.	106,443
		837,517
	Software — 4.9%
1,576	Cadence Design Systems, Inc.[1]	127,861
1,600	Fortinet, Inc.[1]	172,384
2,712	Microsoft Corp.	486,017
3,770	Oracle Corp.	199,697
		985,959
	Specialty Retail — 3.2%
5,898	Best Buy Co., Inc.	452,554
2,215	Ross Stores, Inc.	202,362
		654,916
	Technology Hardware, Storage & Peripherals — 3.2%
738	Apple, Inc.	216,824
17,787	Hewlett Packard Enterprise Co.	178,937
13,578	Xerox Holdings Corp.[1]	248,342
		644,103
	Textiles, Apparel & Luxury Goods — 0.5%
1,389	Ralph Lauren Corp.	102,480
	TOTAL COMMON STOCKS (Cost $19,631,970)	20,071,128
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
RIGHTS* — 0.1%
	Pharmaceuticals — 0.1%
5,283	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	$ 23,826
	TOTAL RIGHTS (Cost $11,253)	23,826
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$104,305	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $104,305, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $105,000, coupon rate of 2.625%, due 6/15/2021, market value of $108,921)	104,305
	TOTAL REPURCHASE AGREEMENT (Cost $104,305)	104,305
TOTAL INVESTMENTS (Cost $19,747,528)	100.0%	$20,199,259
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(9,420)
NET ASSETS	100.0%	$20,189,839

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	7.2%	$ 1,449,093
Health Care Providers & Services	6.3	1,280,012
Banks	5.0	1,005,186
Software	4.9	985,959
Pharmaceuticals	4.2	858,114
Semiconductors & Semiconductor Equipment	4.1	837,517
Media	4.1	830,352
Biotechnology	3.8	770,009
Insurance	3.5	702,389
Specialty Retail	3.2	654,916
Technology Hardware, Storage & Peripherals	3.2	644,103
Capital Markets	3.1	623,611
Interactive Media & Service	3.0	612,697
Diversified Consumer Services	3.0	600,091
Equity Real Estate Investment Trusts	2.9	581,308
Electrical Equipment	2.8	572,793
Food Products	2.7	545,799
Multi-line Retail	2.2	441,374
Energy Equipment & Services	2.1	426,970
Communications Equipment	2.1	424,436
Entertainment	2.1	420,477
Consumer Finance	2.1	419,175
Real Estate Management & Development	2.1	413,845
Electronic Equipment, Instruments & Components	1.8	361,329
Metals & Mining	1.7	352,676
Household Products	1.7	344,604
Food & Staples Retailing	1.7	337,803
Building Products	1.5	312,439
Internet & Direct Marketing Retail	1.5	302,973
Diversified Telecommunication Services	1.5	293,152
Electric Utilities	1.4	282,029
Professional Services	1.3	261,441
Independent Power & Renewable Electricity Producer	1.2	237,427
Household Durables	1.2	232,559
Chemicals	0.9	191,187
Airlines	0.6	121,820
Textiles, Apparel & Luxury Goods	0.5	102,480
Industrial Conglomerates	0.5	98,621
Road & Rail	0.5	96,801
Hotels, Restaurants & Leisure	0.3	65,387
TOTAL COMMON STOCKS AND RIGHTS	99.5%	$20,094,954
REPURCHASE AGREEMENT	0.5	104,305
TOTAL INVESTMENTS	100.0%	$20,199,259
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.3%
	Aerospace & Defense — 1.3%
148,260	Howmet Aerospace, Inc.	$ 1,937,758
	Airlines — 3.3%
50,580	Alaska Air Group, Inc.	1,644,862
63,100	Delta Air Lines, Inc.	1,634,921
24,500	Southwest Airlines Co.	765,625
23,700	United Airlines Holdings, Inc.[1]	701,046
		4,746,454
	Banks — 2.8%
58,500	Bank of America Corp.[2]	1,406,925
16,140	Citigroup, Inc.	783,759
207,740	First Horizon National Corp.	1,886,279
		4,076,963
	Beverages — 0.6%
14,920	Monster Beverage Corp.[1]	922,205
	Building Products — 2.6%
41,620	Fortune Brands Home & Security, Inc.	2,006,084
19,880	Trane Technologies PLC	1,737,910
		3,743,994
	Capital Markets — 2.4%
76,400	Franklin Resources, Inc.	1,439,376
7,477	Nasdaq, Inc.	820,003
80,400	Waddell & Reed Financial, Inc. - Class A3	1,169,820
		3,429,199
	Chemicals — 2.6%
62,940	Corteva, Inc.[1]	1,648,399
58,440	Dow, Inc.[1]	2,144,163
		3,792,562
	Commercial Services & Supplies — 2.5%
36,900	Herman Miller, Inc.	831,726
36,360	Tetra Tech, Inc.[2]	2,737,181
		3,568,907
	Communications Equipment — 1.0%
117,380	Viavi Solutions, Inc.[1]	1,417,950
	Construction & Engineering — 1.6%
35,740	EMCOR Group, Inc.[2]	2,270,562
	Consumer Finance — 1.3%
92,180	Synchrony Financial	1,824,242
	Distributors — 1.8%
98,400	LKQ Corp.[1]	2,573,160
	Diversified Financial Services — 1.1%
85,140	Equitable Holdings, Inc.	1,559,765
	Diversified Telecommunication Services — 0.5%
23,380	AT&T, Inc.	712,389
	Electric Utilities — 3.7%
27,900	Exelon Corp.	1,034,532
94,100	PPL Corp.	2,392,022
35,180	Southern Co. (The)	1,995,761
		5,422,315
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 1.3%
28,960	Activision Blizzard, Inc.	$ 1,845,621
	Equity Real Estate Investment Trusts — 7.3%
15,739	Boston Properties, Inc.	1,529,516
49,440	Brixmor Property Group, Inc.	566,088
69,300	Gaming and Leisure Properties, Inc.	1,957,032
109,420	Medical Properties Trust, Inc.	1,875,459
43,200	Omega Healthcare Investors, Inc.	1,259,280
37,880	Realty Income Corp.[2]	2,080,369
71,400	VICI Properties, Inc.	1,243,788
		10,511,532
	Food Products — 3.4%
52,140	General Mills, Inc.	3,122,664
27,920	Tyson Foods, Inc. - Class A	1,736,345
		4,859,009
	Health Care Providers & Services — 6.0%
3,038	Amedisys, Inc.[1,2]	559,478
38,720	Centene Corp.[1,2]	2,577,978
37,140	DaVita, Inc.[1]	2,934,431
16,222	Molina Healthcare, Inc.[1,2]	2,659,921
		8,731,808
	Hotels, Restaurants & Leisure — 0.7%
131,494	International Game Technology PLC	991,465
	Household Durables — 2.6%
30,660	DR Horton, Inc.	1,447,765
81,120	PulteGroup, Inc.	2,293,263
		3,741,028
	Household Products — 0.8%
15,620	Church & Dwight Co., Inc.	1,093,244
	Insurance — 3.1%
7,720	Allstate Corp. (The)	785,278
47,580	Fidelity National Financial, Inc.	1,287,039
65,780	MetLife, Inc.	2,373,343
		4,445,660
	Internet & Direct Marketing Retail — 1.6%
58,160	eBay, Inc.[2]	2,316,513
	IT Services — 6.5%
7,700	Akamai Technologies, Inc.[1]	752,367
34,380	Amdocs, Ltd.	2,215,447
18,700	Euronet Worldwide, Inc.[1]	1,715,912
63,880	Genpact, Ltd.	2,199,388
127,640	KBR, Inc.	2,585,987
		9,469,101
	Machinery — 2.7%
14,340	Snap-on, Inc.	1,868,359
24,280	Watts Water Technologies, Inc. - Class A	2,000,672
		3,869,031
	Media — 2.4%
70,180	Comcast Corp. - Class A2	2,640,873
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
15,834	Omnicom Group, Inc.	$ 903,013
		3,543,886
	Metals & Mining — 3.3%
37,065	Arconic Corp.[1]	323,207
26,560	Reliance Steel & Aluminum Co.	2,379,245
87,160	Steel Dynamics, Inc.	2,115,373
		4,817,825
	Multi-line Retail — 1.7%
22,800	Target Corp.	2,502,072
	Multi-Utilities — 1.5%
10,744	DTE Energy Co.	1,114,582
20,900	Public Service Enterprise Group, Inc.	1,059,839
		2,174,421
	Oil, Gas & Consumable Fuels — 3.5%
67,920	Delek US Holdings, Inc.	1,585,932
76,180	Marathon Petroleum Corp.	2,443,854
38,800	World Fuel Services Corp.	970,000
		4,999,786
	Pharmaceuticals — 3.2%
93,540	Elanco Animal Health, Inc.[1]	2,311,373
15,400	Merck & Co., Inc.	1,221,836
25,120	Pacira BioSciences, Inc.[1]	1,037,205
		4,570,414
	Professional Services — 0.6%
32,020	Korn Ferry	923,137
	Semiconductors & Semiconductor Equipment — 4.6%
55,220	Applied Materials, Inc.	2,743,330
32,980	Diodes, Inc.[1]	1,678,352
35,320	Teradyne, Inc.[2]	2,208,913
		6,630,595
	Software — 3.7%
15,800	Microsoft Corp.[2]	2,831,518
44,960	SS&C Technologies Holdings, Inc.[2]	2,479,994
		5,311,512
	Specialty Retail — 2.2%
42,043	Best Buy Co., Inc.[2]	3,225,959
	Technology Hardware, Storage & Peripherals — 2.0%
149,020	Hewlett Packard Enterprise Co.	1,499,141
73,200	Xerox Holdings Corp.[1]	1,338,828
		2,837,969
	Textiles, Apparel & Luxury Goods — 1.6%
68,400	Hanesbrands, Inc.	679,896
56,460	Skechers U.S.A., Inc. - Class A1	1,591,043
		2,270,939
	Thrifts & Mortgage Finance — 1.9%
264,400	MGIC Investment Corp.	1,932,764
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Thrifts & Mortgage Finance — (Continued)
58,988	Radian Group, Inc.	$ 883,640
		2,816,404
	TOTAL COMMON STOCKS (Cost $136,537,022)	140,497,356
COMMON STOCKS SOLD SHORT* — (69.6)%
	Aerospace & Defense — (1.9)%
(6,960)	Boeing Co. (The)	(981,499)
(4,660)	TransDigm Group, Inc.	(1,691,953)
		(2,673,452)
	Air Freight & Logistics — (1.4)%
(15,600)	FedEx Corp.	(1,977,612)
	Banks — (3.0)%
(44,436)	Commerce Bancshares, Inc.	(2,719,039)
(6,400)	First Republic Bank	(667,456)
(40,363)	WesBanco, Inc.	(996,159)
		(4,382,654)
	Beverages — (1.3)%
(47,340)	Molson Coors Beverage Co. - Class B	(1,941,413)
	Building Products — (1.3)%
(9,980)	Lennox International, Inc.	(1,863,066)
	Capital Markets — (3.3)%
(9,340)	FactSet Research Systems, Inc.	(2,568,500)
(7,680)	S&P Global, Inc.	(2,249,318)
		(4,817,818)
	Chemicals — (5.3)%
(18,865)	Albemarle Corp.	(1,158,877)
(37,660)	DuPont de Nemours, Inc.	(1,770,773)
(22,080)	International Flavors & Fragrances, Inc.	(2,893,143)
(38,180)	WR Grace & Co.	(1,803,241)
		(7,626,034)
	Commercial Services & Supplies — (3.1)%
(129,400)	Covanta Holding Corp.	(1,006,732)
(46,530)	Rollins, Inc.	(1,861,200)
(16,480)	Waste Management, Inc.	(1,648,329)
		(4,516,261)
	Containers & Packaging — (0.6)%
(8,220)	AptarGroup, Inc.	(880,198)
	Distributors — (0.7)%
(13,280)	Genuine Parts Co.	(1,052,838)
	Entertainment — (1.4)%
(18,660)	Walt Disney Co. (The)	(2,018,079)
	Equity Real Estate Investment Trusts — (4.2)%
(11,380)	Digital Realty Trust, Inc.	(1,701,196)
(55,680)	Healthpeak Properties, Inc.	(1,455,475)
(100,660)	Mack-Cali Realty Corp.	(1,629,686)
(41,120)	Ventas, Inc.	(1,330,232)
		(6,116,589)
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Food Products — (2.6)%
(41,020)	Kellogg Co.	$ (2,686,810)
(7,240)	McCormick & Co., Inc.	(1,135,522)
		(3,822,332)
	Gas Utilities — (1.6)%
(36,120)	Northwest Natural Holding Co.	(2,351,412)
	Health Care Equipment & Supplies — (3.6)%
(29,040)	Abbott Laboratories	(2,674,293)
(10,160)	Becton Dickinson and Co.	(2,565,705)
		(5,239,998)
	Health Care Technology — (1.7)%
(34,400)	Cerner Corp.	(2,387,016)
	Hotels, Restaurants & Leisure — (0.7)%
(9,640)	Cracker Barrel Old Country Store, Inc.	(938,936)
	Industrial Conglomerates — (1.7)%
(16,480)	3M Co.	(2,503,642)
	Insurance — (1.1)%
(19,800)	Progressive Corp. (The)	(1,530,540)
	IT Services — (2.2)%
(7,800)	Fidelity National Information Services, Inc.	(1,028,742)
(9,920)	VeriSign, Inc.[1]	(2,078,141)
		(3,106,883)
	Leisure Product — (1.2)%
(24,640)	Hasbro, Inc.	(1,779,254)
	Life Sciences Tools & Services — (1.4)%
(10,640)	Waters Corp.[1]	(1,989,680)
	Machinery — (2.0)%
(19,660)	Deere & Co.	(2,851,880)
	Multi-line Retail — (1.5)%
(26,460)	Dollar Tree, Inc.[1]	(2,108,068)
	Multi-Utilities — (1.1)%
(20,840)	Consolidated Edison, Inc.	(1,642,192)
	Oil, Gas & Consumable Fuels — (1.9)%
(20,640)	Cheniere Energy, Inc.[1]	(963,682)
(19,500)	Chevron Corp.	(1,794,000)
		(2,757,682)
	Road & Rail — (2.0)%
(4,420)	AMERCO	(1,238,175)
(15,900)	JB Hunt Transport Services, Inc.	(1,607,808)
		(2,845,983)
	Semiconductors & Semiconductor Equipment — (3.8)%
(9,940)	Analog Devices, Inc.	(1,089,424)
(46,260)	Cree, Inc.[1]	(1,995,194)
(26,620)	Microchip Technology, Inc.	(2,335,372)
		(5,419,990)
	Software — (5.8)%
(3,420)	Fair Isaac Corp.[1]	(1,207,055)
(36,100)	Pegasystems, Inc.	(3,018,682)
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)
(19,854)	PTC, Inc.[1]	$ (1,374,889)
(8,640)	Tyler Technologies, Inc.[1]	(2,770,762)
		(8,371,388)
	Specialty Retail — (2.6)%
(13,780)	CarMax, Inc.[1]	(1,014,897)
(89,660)	L Brands, Inc.	(1,066,058)
(30,380)	Monro, Inc.	(1,685,786)
		(3,766,741)
	Textiles, Apparel & Luxury Goods — (1.2)%
(29,600)	VF Corp.	(1,719,760)
	Water Utilities — (2.4)%
(40,020)	California Water Service Group	(1,797,698)
(40,700)	Essential Utilities, Inc.	(1,700,853)
		(3,498,551)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(112,372,627))	(100,497,942)
TOTAL SHORT INVESTMENTS (Proceeds $(112,372,627))	(69.6)%	$(100,497,942)
TOTAL INVESTMENTS (Cost $24,164,395)	27.7%	$ 39,999,414
OTHER ASSETS IN EXCESS OF LIABILITIES	72.3	104,472,832
NET ASSETS	100.0%	$ 144,472,246

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $23,893,308.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Equity Real Estate Investment Trusts	7.3%	$ 10,511,532
IT Services	6.5	9,469,101
Health Care Providers & Services	6.0	8,731,808
Semiconductors & Semiconductor Equipment	4.6	6,630,595
Electric Utilities	3.7	5,422,315
Software	3.7	5,311,512
Oil, Gas & Consumable Fuels	3.5	4,999,786
Food Products	3.4	4,859,009
Metals & Mining	3.3	4,817,825
Airlines	3.3	4,746,454
Pharmaceuticals	3.2	4,570,414
Insurance	3.1	4,445,660
Banks	2.8	4,076,963
Machinery	2.7	3,869,031
Chemicals	2.6	3,792,562
Building Products	2.6	3,743,994
Household Durables	2.6	3,741,028
Commercial Services & Supplies	2.5	3,568,907
Media	2.4	3,543,886
Capital Markets	2.4	3,429,199
Specialty Retail	2.2	3,225,959
Technology Hardware, Storage & Peripherals	2.0	2,837,969
Thrifts & Mortgage Finance	1.9	2,816,404
Distributors	1.8	2,573,160
Multi-line Retail	1.7	2,502,072
Internet & Direct Marketing Retail	1.6	2,316,513
Textiles, Apparel & Luxury Goods	1.6	2,270,939
Construction & Engineering	1.6	2,270,562
Multi-Utilities	1.5	2,174,421
Aerospace & Defense	1.3	1,937,758
Entertainment	1.3	1,845,621
Consumer Finance	1.3	1,824,242
Diversified Financial Services	1.1	1,559,765
Communications Equipment	1.0	1,417,950
Household Products	0.8	1,093,244
Hotels, Restaurants & Leisure	0.7	991,465
Professional Services	0.6	923,137
Beverages	0.6	922,205
Diversified Telecommunication Services	0.5	712,389
Short Positions:
Containers & Packaging	(0.6)	(880,198)
Hotels, Restaurants & Leisure	(0.7)	(938,936)
Distributors	(0.7)	(1,052,838)
Insurance	(1.1)	(1,530,540)
Multi-Utilities	(1.1)	(1,642,192)
Textiles, Apparel & Luxury Goods	(1.2)	(1,719,760)
Leisure Product	(1.2)	(1,779,254)
Building Products	(1.3)	(1,863,066)
Beverages	(1.3)	(1,941,413)
Air Freight & Logistics	(1.4)	(1,977,612)
Life Sciences Tools & Services	(1.4)	(1,989,680)
Entertainment	(1.4)	(2,018,079)
Multi-line Retail	(1.5)	(2,108,068)
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Gas Utilities	(1.6)%	(2,351,412)
Health Care Technology	(1.7)	(2,387,016)
Industrial Conglomerates	(1.7)	(2,503,642)
Aerospace & Defense	(1.9)	(2,673,452)
Oil, Gas & Consumable Fuels	(1.9)	(2,757,682)
Road & Rail	(2.0)	(2,845,983)
Machinery	(2.0)	(2,851,880)
IT Services	(2.2)	(3,106,883)
Water Utilities	(2.4)	(3,498,551)
Specialty Retail	(2.6)	(3,766,741)
Food Products	(2.6)	(3,822,332)
Banks	(3.0)	(4,382,654)
Commercial Services & Supplies	(3.1)	(4,516,261)
Capital Markets	(3.3)	(4,817,818)
Health Care Equipment & Supplies	(3.6)	(5,239,998)
Semiconductors & Semiconductor Equipment	(3.8)	(5,419,990)
Equity Real Estate Investment Trusts	(4.2)	(6,116,589)
Chemicals	(5.3)	(7,626,034)
Software	(5.8)	(8,371,388)
TOTAL COMMON STOCKS	27.7%	$39,999,414
TOTAL INVESTMENTS	27.7%	$39,999,414
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 132.6%
	Aerospace & Defense — 1.2%
33,240	Howmet Aerospace, Inc.	$ 434,447
	Airlines — 2.9%
16,345	Alaska Air Group, Inc.	531,539
18,439	Delta Air Lines, Inc.	477,755
		1,009,294
	Banks — 8.1%
36,300	Bank of America Corp.[1]	873,015
13,080	Citizens Financial Group, Inc.	292,861
40,920	Fifth Third Bancorp[1]	764,795
20,720	First Horizon National Corp.	188,137
75,400	FNB Corp.	609,986
1,360	JPMorgan Chase & Co.	130,234
		2,859,028
	Beverages — 0.6%
3,260	Monster Beverage Corp.[2]	201,501
	Building Products — 2.1%
8,640	Trane Technologies PLC	755,309
	Capital Markets — 2.7%
6,360	E*TRADE Financial Corp.	258,280
9,260	Federated Hermes, Inc.	210,850
5,300	Intercontinental Exchange, Inc.	474,085
		943,215
	Chemicals — 2.4%
23,080	Axalta Coating Systems, Ltd.[2]	455,599
16,960	PolyOne Corp.	394,999
		850,598
	Commercial Services & Supplies — 1.1%
17,860	Herman Miller, Inc.	402,564
	Communications Equipment — 2.3%
12,660	Cisco Systems, Inc.	536,531
23,280	Viavi Solutions, Inc.[2]	281,222
		817,753
	Construction & Engineering — 2.6%
14,601	EMCOR Group, Inc.[1]	927,602
	Consumer Finance — 2.7%
69,316	SLM Corp.	578,096
18,860	Synchrony Financial[1]	373,239
		951,335
	Diversified Telecommunication Services — 1.6%
18,240	AT&T, Inc.	555,773
	Electric Utilities — 3.7%
16,800	Exelon Corp.[1]	622,944
26,780	PPL Corp.	680,748
		1,303,692
	Electrical Equipment — 0.8%
3,380	AMETEK, Inc.[1]	283,481
	Electronic Equipment, Instruments & Components — 2.1%
26,360	Sanmina Corp.[2]	730,963
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 2.5%
13,780	Activision Blizzard, Inc.[1]	$ 878,199
	Equity Real Estate Investment Trusts — 6.4%
1,802	Boston Properties, Inc.	175,118
9,300	Gaming and Leisure Properties, Inc.	262,632
18,480	Host Hotels & Resorts, Inc.	227,489
10,669	Lamar Advertising Co. - Class A	615,068
4,300	National Health Investors, Inc.	236,758
17,191	Service Properties Trust	119,134
23,680	STORE Capital Corp.	475,257
9,280	VICI Properties, Inc.	161,658
		2,273,114
	Food & Staples Retailing — 1.8%
5,320	Sysco Corp.	299,356
2,740	Walmart, Inc.	333,047
		632,403
	Food Products — 4.2%
11,880	General Mills, Inc.[1]	711,493
12,690	Tyson Foods, Inc. - Class A1	789,191
		1,500,684
	Health Care Providers & Services — 11.4%
10,180	AmerisourceBergen Corp.[1]	912,739
3,510	Anthem, Inc.[1]	985,362
5,280	Centene Corp.[2]	351,542
10,160	DaVita, Inc.[2]	802,742
5,945	Molina Healthcare, Inc.[1,2]	974,802
		4,027,187
	Hotels, Restaurants & Leisure — 1.8%
86,800	International Game Technology PLC	654,472
	Household Durables — 0.5%
6,100	PulteGroup, Inc.	172,447
	Household Products — 0.7%
3,304	Colgate-Palmolive Co.	232,172
	Independent Power & Renewable Electricity Producer — 0.6%
16,350	AES Corp. (The)[1]	216,637
	Insurance — 4.3%
7,740	Allstate Corp. (The)	787,313
6,860	Fidelity National Financial, Inc.	185,563
15,680	MetLife, Inc.[1]	565,734
		1,538,610
	Internet & Direct Marketing Retail — 0.6%
5,620	eBay, Inc.	223,845
	IT Services — 9.6%
13,220	Amdocs, Ltd.	851,897
1,880	FleetCor Technologies, Inc.[2]	453,550
30,140	Genpact, Ltd.[1]	1,037,720
6,480	ManTech International Corp. - Class A	483,149
5,840	MAXIMUS, Inc.	393,149
8,080	Perspecta, Inc.	174,285
		3,393,750
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 4.2%
1,600	Agilent Technologies, Inc.	$ 122,656
10,340	Bruker Corp.	406,569
12,140	Medpace Holdings, Inc.[1,2]	969,500
		1,498,725
	Media — 6.3%
24,340	Comcast Corp. - Class A1	915,914
74,480	News Corp. - Class A	738,097
10,080	Omnicom Group, Inc.	574,862
		2,228,873
	Metals & Mining — 3.8%
8,310	Arconic Corp.[2]	72,463
8,260	Reliance Steel & Aluminum Co.[1]	739,931
22,220	Steel Dynamics, Inc.	539,279
		1,351,673
	Multi-line Retail — 2.8%
8,920	Target Corp.[1]	978,881
	Oil, Gas & Consumable Fuels — 3.4%
16,740	Marathon Petroleum Corp.	537,019
10,261	Valero Energy Corp.	650,035
		1,187,054
	Pharmaceuticals — 3.5%
8,920	Bristol-Myers Squibb Co.[1]	542,425
8,740	Elanco Animal Health, Inc.[2]	215,966
6,080	Merck & Co., Inc.	482,387
		1,240,778
	Professional Services — 1.2%
4,480	ASGN, Inc.[2]	208,096
7,580	Korn Ferry	218,531
		426,627
	Semiconductors & Semiconductor Equipment — 7.7%
17,300	Applied Materials, Inc.	859,464
17,620	Diodes, Inc.[1,2]	896,682
8,080	Entegris, Inc.	438,178
8,200	Teradyne, Inc.	512,828
		2,707,152
	Software — 3.6%
10,440	SPS Commerce, Inc.[2]	579,525
12,520	SS&C Technologies Holdings, Inc.	690,603
		1,270,128
	Specialty Retail — 7.4%
14,760	Best Buy Co., Inc.[1]	1,132,535
8,960	Ross Stores, Inc.[1]	818,585
13,560	TJX Cos., Inc. (The)	665,118
		2,616,238
	Technology Hardware, Storage & Peripherals — 2.6%
29,380	Hewlett Packard Enterprise Co.	295,563
13,860	NetApp, Inc.	606,652
		902,215
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 1.5%
19,000	Skechers U.S.A., Inc. - Class A2	$ 535,420
	Thrifts & Mortgage Finance — 2.4%
82,290	MGIC Investment Corp.	601,540
17,040	Radian Group, Inc.	255,259
		856,799
	Trading Companies & Distributors — 0.9%
11,760	WESCO International, Inc.[2]	304,231
	TOTAL COMMON STOCKS (Cost $44,706,383)	46,874,869
COMMON STOCKS SOLD SHORT* — (32.7)%
	Aerospace & Defense — (0.6)%
(600)	Boeing Co. (The)	(84,612)
(380)	TransDigm Group, Inc.	(137,970)
		(222,582)
	Air Freight & Logistics — (1.3)%
(1,400)	FedEx Corp.	(177,478)
(2,945)	United Parcel Service, Inc. - Class B	(278,774)
		(456,252)
	Banks — (5.0)%
(3,040)	BOK Financial Corp.	(157,442)
(4,746)	Commerce Bancshares, Inc.	(290,408)
(3,580)	Community Bank System, Inc.	(223,714)
(2,980)	First Republic Bank	(310,784)
(7,180)	Glacier Bancorp, Inc.	(273,414)
(3,300)	Independent Bank Corp.	(240,537)
(4,300)	TCF Financial Corp.	(127,667)
(5,280)	WesBanco, Inc.	(130,310)
		(1,754,276)
	Building Products — (0.5)%
(1,000)	Lennox International, Inc.	(186,680)
	Capital Markets — (0.9)%
(1,100)	FactSet Research Systems, Inc.	(302,500)
	Chemicals — (2.7)%
(3,940)	Albemarle Corp.	(242,034)
(1)	Dow, Inc.	(37)
(2,060)	DuPont de Nemours, Inc.	(96,861)
(2,000)	International Flavors & Fragrances, Inc.	(262,060)
(420)	Sherwin-Williams Co. (The)	(225,276)
(2,883)	WR Grace & Co.	(136,164)
		(962,432)
	Commercial Services & Supplies — (1.1)%
(9,390)	Rollins, Inc.	(375,600)
	Containers & Packaging — (0.7)%
(3,919)	Ball Corp.	(257,047)
	Distributors — (0.6)%
(920)	Pool Corp.	(194,727)
	Equity Real Estate Investment Trusts — (0.8)%
(8,120)	Acadia Realty Trust	(100,607)
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
(7,280)	Healthpeak Properties, Inc.	$ (190,299)
		(290,906)
	Food Products — (1.4)%
(3,900)	Kellogg Co.	(255,450)
(1,480)	McCormick & Co., Inc.	(232,123)
		(487,573)
	Gas Utilities — (0.7)%
(3,560)	Northwest Natural Holding Co.	(231,756)
	Health Care Equipment & Supplies — (3.3)%
(2,500)	Abbott Laboratories	(230,225)
(1,520)	Becton Dickinson and Co.	(383,846)
(1,140)	ICU Medical, Inc.[2]	(250,013)
(7,560)	Merit Medical Systems, Inc.[2]	(308,599)
		(1,172,683)
	Health Care Providers & Services — (0.7)%
(1,500)	Laboratory Corp. of America Holdings[2]	(246,675)
	Hotels, Restaurants & Leisure — (0.4)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(153,892)
	Independent Power & Renewable Electricity Producer — (0.4)%
(2,480)	Ormat Technologies, Inc.	(154,777)
	Industrial Conglomerates — (0.7)%
(1,660)	3M Co.	(252,187)
	Insurance — (0.6)%
(2,120)	Marsh & McLennan Cos., Inc.	(206,340)
	Machinery — (0.7)%
(1,800)	Deere & Co.	(261,108)
	Multi-line Retail — (0.6)%
(2,800)	Dollar Tree, Inc.[2]	(223,076)
	Road & Rail — (1.6)%
(880)	AMERCO	(246,514)
(3,180)	JB Hunt Transport Services, Inc.	(321,562)
		(568,076)
	Semiconductors & Semiconductor Equipment — (3.2)%
(2,020)	Analog Devices, Inc.	(221,392)
(1,960)	Cabot Microelectronics Corp.	(240,178)
(5,880)	Cree, Inc.[2]	(253,605)
(2,580)	Microchip Technology, Inc.	(226,343)
(1,780)	Texas Instruments, Inc.	(206,605)
		(1,148,123)
	Software — (1.4)%
(700)	Fair Isaac Corp.[2]	(247,058)
(3,320)	PTC, Inc.[2]	(229,910)
		(476,968)
	Specialty Retail — (1.4)%
(2,540)	CarMax, Inc.[2]	(187,071)
(8,680)	L Brands, Inc.	(103,205)
(3,440)	Monro, Inc.	(190,886)
		(481,162)
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Thrifts & Mortgage Finance — (0.5)%
(20,360)	Kearny Financial Corp.	$ (189,348)
Water Utilities — (0.9)%
(7,200)	Essential Utilities, Inc.	(300,888)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(13,548,448))		(11,557,634)
TOTAL SHORT INVESTMENTS (Proceeds $(13,548,448))	(32.7)%	$(11,557,634)
TOTAL INVESTMENTS (Cost $31,157,935)	99.9%	$ 35,317,235
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	40,962
NET ASSETS	100.0%	$ 35,358,197

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $14,842,133.
[2]	Non income-producing security.
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Health Care Providers & Services	11.4%	$ 4,027,187
IT Services	9.6	3,393,750
Banks	8.1	2,859,028
Semiconductors & Semiconductor Equipment	7.7	2,707,152
Specialty Retail	7.4	2,616,238
Equity Real Estate Investment Trusts	6.4	2,273,114
Media	6.3	2,228,873
Insurance	4.3	1,538,610
Food Products	4.2	1,500,684
Life Sciences Tools & Services	4.2	1,498,725
Metals & Mining	3.8	1,351,673
Electric Utilities	3.7	1,303,692
Software	3.6	1,270,128
Pharmaceuticals	3.5	1,240,778
Oil, Gas & Consumable Fuels	3.4	1,187,054
Airlines	2.9	1,009,294
Multi-line Retail	2.8	978,881
Consumer Finance	2.7	951,335
Capital Markets	2.7	943,215
Construction & Engineering	2.6	927,602
Technology Hardware, Storage & Peripherals	2.6	902,215
Entertainment	2.5	878,199
Thrifts & Mortgage Finance	2.4	856,799
Chemicals	2.4	850,598
Communications Equipment	2.3	817,753
Building Products	2.1	755,309
Electronic Equipment, Instruments & Components	2.1	730,963
Hotels, Restaurants & Leisure	1.8	654,472
Food & Staples Retailing	1.8	632,403
Diversified Telecommunication Services	1.6	555,773
Textiles, Apparel & Luxury Goods	1.5	535,420
Aerospace & Defense	1.2	434,447
Professional Services	1.2	426,627
Commercial Services & Supplies	1.1	402,564
Trading Companies & Distributors	0.9	304,231
Electrical Equipment	0.8	283,481
Household Products	0.7	232,172
Internet & Direct Marketing Retail	0.6	223,845
Independent Power & Renewable Electricity Producer	0.6	216,637
Beverages	0.6	201,501
Household Durables	0.5	172,447
Short Positions:
Hotels, Restaurants & Leisure	(0.4)	(153,892)
Independent Power & Renewable Electricity Producer	(0.4)	(154,777)
Building Products	(0.5)	(186,680)
Thrifts & Mortgage Finance	(0.5)	(189,348)
Distributors	(0.6)	(194,727)
Insurance	(0.6)	(206,340)
Aerospace & Defense	(0.6)	(222,582)
Multi-line Retail	(0.6)	(223,076)
Gas Utilities	(0.7)	(231,756)
Health Care Providers & Services	(0.7)	(246,675)
Industrial Conglomerates	(0.7)	(252,187)
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Containers & Packaging	(0.7)%	$ (257,047)
Machinery	(0.7)	(261,108)
Equity Real Estate Investment Trusts	(0.8)	(290,906)
Water Utilities	(0.9)	(300,888)
Capital Markets	(0.9)	(302,500)
Commercial Services & Supplies	(1.1)	(375,600)
Air Freight & Logistics	(1.3)	(456,252)
Software	(1.4)	(476,968)
Specialty Retail	(1.4)	(481,162)
Food Products	(1.4)	(487,573)
Road & Rail	(1.6)	(568,076)
Chemicals	(2.7)	(962,432)
Semiconductors & Semiconductor Equipment	(3.2)	(1,148,123)
Health Care Equipment & Supplies	(3.3)	(1,172,683)
Banks	(5.0)	(1,754,276)
TOTAL COMMON STOCKS	99.9%	$35,317,235
TOTAL INVESTMENTS	99.9%	$35,317,235
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.9%
	Aerospace & Defense — 3.3%
117,684	Raytheon Technologies Corp.	$ 7,627,100
	Banks — 5.4%
52,040	JPMorgan Chase & Co.	4,983,350
38,044	PNC Financial Services Group, Inc. (The)	4,058,154
110,848	Wells Fargo & Co.	3,220,134
		12,261,638
	Beverages — 2.3%
40,290	PepsiCo, Inc.	5,329,964
	Biotechnology — 4.5%
14,092	Biogen, Inc.[1]	4,182,928
71,355	Gilead Sciences, Inc.	5,993,820
		10,176,748
	Capital Markets — 1.9%
53,444	Northern Trust Corp.	4,230,627
	Communications Equipment — 2.3%
124,563	Cisco Systems, Inc.	5,278,980
	Consumer Finance — 1.4%
75,205	Discover Financial Services	3,231,559
	Electrical Equipment — 3.1%
85,520	AMETEK, Inc.	7,172,562
	Electronic Equipment, Instruments & Components — 2.4%
62,029	Amphenol Corp. - Class A	5,474,680
	Food & Staples Retailing — 2.6%
48,174	Walmart, Inc.	5,855,550
	Health Care Equipment & Supplies — 4.1%
45,550	Abbott Laboratories	4,194,700
131,090	Smith & Nephew PLC, Sponsored ADR[2]	5,200,340
		9,395,040
	Health Care Providers & Services — 2.5%
34,266	Laboratory Corp. of America Holdings[1]	5,635,044
	Household Products — 2.5%
80,909	Colgate-Palmolive Co.	5,685,475
	Insurance — 2.1%
43,287	Chubb, Ltd.	4,675,429
	Interactive Media & Services — 6.3%
6,590	Alphabet, Inc. - Class C1	8,887,669
26,652	Facebook, Inc. - Class A1	5,455,931
		14,343,600
	Internet & Direct Marketing Retail — 3.0%
4,626	Booking Holdings, Inc.[1]	6,849,117
	IT Services — 13.0%
30,275	Accenture PLC - Class A	5,606,627
71,867	Cognizant Technology Solutions Corp. - Class A	4,169,723
23,283	Gartner, Inc.[1]	2,766,253
45,618	Global Payments, Inc.	7,573,501
34,470	Mastercard, Inc. - Class A	9,478,216
		29,594,320
See Notes to Financial Statements.
102

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 2.0%
24,034	Waters Corp.[1]	$ 4,494,358
	Machinery — 3.1%
18,884	Otis Worldwide Corp.[1]	961,385
38,743	Parker-Hannifin Corp.	6,126,043
		7,087,428
	Media — 4.0%
173,336	Comcast Corp. - Class A	6,522,633
45,025	Omnicom Group, Inc.	2,567,776
		9,090,409
	Multi-line Retail — 3.1%
40,236	Dollar General Corp.	7,053,371
	Oil, Gas & Consumable Fuels — 3.0%
74,848	Chevron Corp.	6,886,016
	Pharmaceuticals — 4.8%
93,358	Bristol-Myers Squibb Co.	5,677,100
33,920	Eli Lilly and Co.	5,245,389
		10,922,489
	Software — 3.3%
143,569	Oracle Corp.	7,604,850
	Specialty Retail — 6.6%
21,930	Home Depot, Inc. (The)	4,820,872
63,218	Tractor Supply Co.	6,412,202
17,846	Ulta Beauty, Inc.[1]	3,889,000
		15,122,074
	Technology Hardware, Storage & Peripherals — 4.3%
33,035	Apple, Inc.	9,705,683
	Textiles, Apparel & Luxury Goods — 2.0%
59,750	Carter’s, Inc.	4,672,450
	TOTAL COMMON STOCKS (Cost $144,890,563)	225,456,561
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$1,546,208	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $1,546,208, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $1,525,000, coupon rate of 2.625%, due 6/15/2021, market value of $1,581,942)	1,546,208
	TOTAL REPURCHASE AGREEMENT (Cost $1,546,208)	1,546,208
See Notes to Financial Statements.
103

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.3%
672,823	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$ 672,823
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $672,823)		672,823
TOTAL INVESTMENTS (Cost $147,109,594)	99.9%	$227,675,592
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	248,412
NET ASSETS	100.0%	$227,924,004

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
104

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	13.0%	$ 29,594,320
Specialty Retail	6.6	15,122,074
Interactive Media & Services	6.3	14,343,600
Banks	5.4	12,261,638
Pharmaceuticals	4.8	10,922,489
Biotechnology	4.5	10,176,748
Technology Hardware, Storage & Peripherals	4.3	9,705,683
Health Care Equipment & Supplies	4.1	9,395,040
Media	4.0	9,090,409
Aerospace & Defense	3.3	7,627,100
Software	3.3	7,604,850
Electrical Equipment	3.1	7,172,562
Machinery	3.1	7,087,428
Multi-line Retail	3.1	7,053,371
Oil, Gas & Consumable Fuels	3.0	6,886,016
Internet & Direct Marketing Retail	3.0	6,849,117
Food & Staples Retailing	2.6	5,855,550
Household Products	2.5	5,685,475
Health Care Providers & Services	2.5	5,635,044
Electronic Equipment, Instruments & Components	2.4	5,474,680
Beverages	2.3	5,329,964
Communications Equipment	2.3	5,278,980
Insurance	2.1	4,675,429
Textiles, Apparel & Luxury Goods	2.0	4,672,450
Life Sciences Tools & Services	2.0	4,494,358
Capital Markets	1.9	4,230,627
Consumer Finance	1.4	3,231,559
TOTAL COMMON STOCKS	98.9%	$225,456,561
REPURCHASE AGREEMENT	0.7	1,546,208
INVESTMENT OF SECURITY LENDING COLLATERAL	0.3	672,823
TOTAL INVESTMENTS	99.9%	$227,675,592
See Notes to Financial Statements.
105

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.9%
	Advertising — 1.1%
996,634	Outfront Media, Inc.	$ 15,637,187
	Aerospace & Defense — 0.5%
400,104	AAR Corp.	7,834,036
	Airlines — 1.7%
773,869	Atlas Air Worldwide Holdings, Inc.[1]	25,421,597
	Automotive — 2.0%
230,256	Asbury Automotive Group, Inc.[1]	15,542,280
163,324	LCI Industries	14,163,457
		29,705,737
	Banking — 13.1%
545,904	Ameris Bancorp	13,882,339
947,206	First Midwest Bancorp, Inc.	13,999,705
2,620,852	FNB Corp.	21,202,693
601,297	Hancock Whitney Corp.	12,573,120
416,882	IBERIABANK Corp.	17,283,928
741,256	Simmons First National Corp. - Class A	13,861,487
710,830	TCF Financial Corp.	21,104,543
1,481,865	Umpqua Holdings Corp.	18,560,359
690,843	United Community Banks, Inc.	14,607,875
755,261	Western Alliance Bancorp	27,098,765
429,315	Wintrust Financial Corp.	17,988,298
		192,163,112
	Beverages, Food & Tobacco — 1.4%
1,666,577	Hostess Brands, Inc.[1]	20,032,256
	Building Materials — 2.7%
1,155,184	Builders FirstSource, Inc.[1]	21,197,626
288,018	EMCOR Group, Inc.	18,297,784
		39,495,410
	Commercial Services — 10.1%
261,115	AMN Healthcare Services, Inc.[1]	12,267,183
353,705	ASGN, Inc.[1]	16,429,597
2,044,773	Evolent Health, Inc. - Class A1,2	14,742,813
352,767	HealthEquity, Inc.[1]	19,850,199
696,947	NeoGenomics, Inc.[1]	19,054,531
2,154,526	R1 RCM, Inc.[1]	22,234,708
380,061	SPS Commerce, Inc.[1]	21,097,186
388,883	Syneos Health, Inc.[1]	21,695,783
		147,372,000
	Communications — 2.9%
588,583	Ciena Corp.[1]	27,221,964
809,503	Vocera Communications, Inc.[1,2]	15,348,177
		42,570,141
	Computer Software & Processing — 5.1%
118,748	CACI International, Inc. - Class A1	29,703,625
558,190	CommVault Systems, Inc.[1]	23,829,131
497,433	Verint Systems, Inc.[1]	21,260,286
		74,793,042
	Computers & Information — 1.3%
1,699,915	FireEye, Inc.[1]	19,566,022
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Containers & Packaging — 0.9%
392,036	Silgan Holdings, Inc.	$ 13,525,242
	Diversified Financial Services — 0.6%
573,728	Blucora, Inc.[1]	8,072,353
	Electric Utilities — 2.5%
114,723	Ormat Technologies, Inc.	7,159,862
237,228	Otter Tail Corp.	10,528,179
401,259	Portland General Electric Co.	18,774,909
		36,462,950
	Electrical Equipment — 2.9%
597,625	Energizer Holdings, Inc.	23,283,470
325,270	EnerSys	18,992,515
		42,275,985
	Electronics — 5.3%
512,549	Diodes, Inc.[1]	26,083,619
211,472	Mercury Systems, Inc.[1]	18,854,843
1,977,094	TTM Technologies, Inc.[1]	22,914,519
406,755	WESCO International, Inc.[1]	10,522,752
		78,375,733
	Entertainment & Leisure — 1.3%
1,293,977	Callaway Golf Co.	18,529,751
	Financial Services — 5.1%
338,742	Evercore, Inc. - Class A	17,479,087
751,860	Hannon Armstrong Sustainable Infrastructure Capital, Inc.[2]	21,044,562
711,916	Hudson Pacific Properties, Inc.	17,498,895
1,759,768	Lexington Realty Trust	18,389,576
		74,412,120
	Forest Products & Paper — 4.7%
703,411	Beacon Roofing Supply, Inc.[1]	15,475,042
462,913	Boise Cascade Co.	14,475,289
1,424,365	Graphic Packaging Holding Co.	19,015,273
345,096	Masonite International Corp.[1]	20,388,272
		69,353,876
	Heavy Construction — 2.0%
435,055	MasTec, Inc.[1]	15,618,474
1,163,485	TRI Pointe Group, Inc.[1]	13,356,808
		28,975,282
	Heavy Machinery — 6.6%
500,384	Arcosa, Inc.	18,649,312
267,283	Dycom Industries, Inc.[1]	8,713,426
477,815	Entegris, Inc.	25,911,908
999,346	Rexnord Corp.	27,252,165
442,330	Timken Co. (The)	16,622,761
		97,149,572
	Home Construction, Furnishings & Appliances — 1.1%
101,503	Helen of Troy, Ltd.[1]	16,674,913
	Household Products — 0.8%
1,242,718	Ferro Corp.[1]	12,389,898
	Industrial - Diversified — 1.1%
781,924	Hillenbrand, Inc.	16,381,308
See Notes to Financial Statements.
107

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.2%
1,153,916	Radian Group, Inc.	$ 17,285,662
	Lodging — 2.4%
1,131,988	Boyd Gaming Corp.	18,892,880
897,047	Penn National Gaming, Inc.[1,2]	15,985,377
		34,878,257
	Media - Broadcasting & Publishing — 1.5%
323,027	Nexstar Media Group, Inc. - Class A	22,624,811
	Medical Supplies — 7.7%
279,111	Cantel Medical Corp.	10,327,107
90,244	ICU Medical, Inc.[1]	19,791,412
606,014	II-VI, Inc.[1,2]	20,859,002
545,281	Luminex Corp.	19,657,380
580,393	Merit Medical Systems, Inc.[1]	23,691,642
299,045	NuVasive, Inc.[1]	18,205,859
		112,532,402
	Oil & Gas — 0.9%
350,296	Delek US Holdings, Inc.[2]	8,179,412
708,555	Matador Resources Co.[1,2]	4,988,227
		13,167,639
	Pharmaceuticals — 4.7%
779,136	Horizon Therapeutics PLC[1]	28,080,061
177,146	Neogen Corp.[1]	11,087,568
322,810	Prestige Consumer Healthcare, Inc.[1]	13,135,139
683,024	Supernus Pharmaceuticals, Inc.[1]	15,982,762
		68,285,530
	Technology — 1.5%
278,188	j2 Global, Inc.[2]	22,433,080
	Telecommunications — 1.4%
2,458,354	Vonage Holdings Corp.[1]	20,551,839
	Textiles, Clothing & Fabrics — 0.8%
267,992	Oxford Industries, Inc.	11,234,225
	TOTAL COMMON STOCKS (Cost $1,546,741,064)	1,450,162,968
Face Amount
REPURCHASE AGREEMENT* — 1.1%
$16,283,445	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $16,283,445, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $16,015,000, coupon rate of 2.625%, due 6/15/2021, market value of $16,612,984)	16,283,445
	TOTAL REPURCHASE AGREEMENT (Cost $16,283,445)	16,283,445
See Notes to Financial Statements.
108

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
9,971,446	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$ 9,971,446
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $9,971,446)		9,971,446
TOTAL INVESTMENTS (Cost $1,572,995,955)	100.7%	$1,476,417,859
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(10,572,022)
NET ASSETS	100.0%	$1,465,845,837

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
109

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banking	13.1%	$ 192,163,112
Commercial Services	10.1	147,372,000
Medical Supplies	7.7	112,532,402
Heavy Machinery	6.6	97,149,572
Electronics	5.3	78,375,733
Computer Software & Processing	5.1	74,793,042
Financial Services	5.1	74,412,120
Forest Products & Paper	4.7	69,353,876
Pharmaceuticals	4.7	68,285,530
Communications	2.9	42,570,141
Electrical Equipment	2.9	42,275,985
Building Materials	2.7	39,495,410
Electric Utilities	2.5	36,462,950
Lodging	2.4	34,878,257
Automotive	2.0	29,705,737
Heavy Construction	2.0	28,975,282
Airlines	1.7	25,421,597
Media - Broadcasting & Publishing	1.5	22,624,811
Technology	1.5	22,433,080
Telecommunications	1.4	20,551,839
Beverages, Food & Tobacco	1.4	20,032,256
Computers & Information	1.3	19,566,022
Entertainment & Leisure	1.3	18,529,751
Insurance	1.2	17,285,662
Home Construction, Furnishings & Appliances	1.1	16,674,913
Industrial - Diversified	1.1	16,381,308
Advertising	1.1	15,637,187
Containers & Packaging	0.9	13,525,242
Oil & Gas	0.9	13,167,639
Household Products	0.8	12,389,898
Textiles, Clothing & Fabrics	0.8	11,234,225
Diversified Financial Services	0.6	8,072,353
Aerospace & Defense	0.5	7,834,036
TOTAL COMMON STOCKS	98.9%	$1,450,162,968
REPURCHASE AGREEMENT	1.1	16,283,445
INVESTMENT OF SECURITY LENDING COLLATERAL	0.7	9,971,446
TOTAL INVESTMENTS	100.7%	$1,476,417,859
See Notes to Financial Statements.
110

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.0%
	Advertising — 1.5%
6,260	Omnicom Group, Inc.	$ 357,008
	Aerospace & Defense — 2.5%
2,074	General Dynamics Corp.	270,906
5,221	Raytheon Technologies Corp.	338,373
		609,279
	Airlines — 1.4%
10,515	Southwest Airlines Co.	328,594
	Automotive — 2.7%
3,690	Genuine Parts Co.	292,543
14,679	Honda Motor Co., Ltd., Sponsored ADR[1]	353,030
		645,573
	Banking — 8.1%
5,297	Capital One Financial Corp.	343,034
12,907	Citigroup, Inc.	626,764
2,531	M&T Bank Corp.	283,674
3,792	PNC Financial Services Group, Inc. (The)	404,493
5,154	State Street Corp.	324,908
		1,982,873
	Beverages, Food & Tobacco — 7.4%
14,034	Archer-Daniels-Midland Co.	521,223
3,225	Constellation Brands, Inc. - Class A	531,125
5,660	General Mills, Inc.	338,978
6,685	Tyson Foods, Inc. - Class A	415,740
		1,807,066
	Chemicals — 1.0%
4,152	LyondellBasell Industries N.V. - Class A	240,608
	Commercial Services — 1.4%
8,755	eBay, Inc.	348,712
	Computer Software & Processing — 1.0%
4,615	Oracle Corp.	244,457
	Computers & Information — 1.1%
2,050	International Business Machines Corp.	257,398
	Electric Utilities — 9.4%
2,995	DTE Energy Co.	310,701
6,465	Duke Energy Corp.	547,327
9,679	Exelon Corp.	358,897
16,137	PPL Corp.	410,203
6,918	Public Service Enterprise Group, Inc.	350,812
2,520	Sempra Energy	312,102
		2,290,042
	Electronics — 3.0%
12,324	Intel Corp.	739,193
	Financial Services — 7.6%
32,040	Bank of America Corp.	770,562
4,143	Camden Property Trust REIT	364,874
9,225	Morgan Stanley	363,742
1,886	Public Storage	349,758
		1,848,936
See Notes to Financial Statements.
111

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Forest Products & Paper — 1.1%
8,299	Westrock Co.	$ 267,145
	Health Care Providers — 1.2%
1,845	Laboratory Corp. of America Holdings[2]	303,410
	Heavy Machinery — 3.2%
5,760	Applied Materials, Inc.	286,157
1,548	Cummins, Inc.	253,098
2,767	Eaton Corp. PLC	231,044
		770,299
	Household Products — 1.1%
2,540	Stanley Black & Decker, Inc.	279,908
	Insurance — 6.4%
8,109	Aflac, Inc.	301,979
2,741	Allstate Corp. (The)	278,814
1,415	Everest Re Group, Ltd.	244,979
8,796	MetLife, Inc.	317,360
11,295	Principal Financial Group, Inc.	411,251
		1,554,383
	Media - Broadcasting & Publishing — 3.6%
13,709	Comcast Corp. - Class A	515,870
13,930	Fox Corp. - Class A	360,369
		876,239
	Medical Supplies — 1.6%
3,920	Medtronic PLC	382,710
	Metals & Mining — 1.1%
2,935	Reliance Steel & Aluminum Co.	262,917
	Oil & Gas — 6.0%
5,424	EOG Resources, Inc.	257,694
3,298	Pioneer Natural Resources Co.	294,544
8,301	Valero Energy Corp.	525,868
20,050	Williams Cos., Inc. (The)	388,369
		1,466,475
	Pharmaceuticals — 14.8%
7,141	Bristol-Myers Squibb Co.	434,244
6,915	Cardinal Health, Inc.	342,154
2,618	Cigna Corp.[2]	512,552
6,911	Johnson & Johnson	1,036,927
5,074	Merck & Co., Inc.	402,571
23,052	Pfizer, Inc.	884,275
		3,612,723
	Real Estate Investment Trusts — 1.5%
6,213	Lamar Advertising Co. - Class A	358,179
	Retailers — 2.9%
3,505	Target Corp.	384,639
7,610	Walgreens Boots Alliance, Inc.	329,437
		714,076
	Telecommunications — 3.0%
23,994	AT&T, Inc.	731,097
See Notes to Financial Statements.
112

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Clothing & Fabrics — 1.3%
4,278	Ralph Lauren Corp.	$ 315,631
	Transportation — 1.1%
4,615	Westinghouse Air Brake Technologies Corp.	260,378
	TOTAL COMMON STOCKS (Cost $23,298,268)	23,855,309
Face Amount
REPURCHASE AGREEMENT* — 2.1%
$502,119	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $502,119, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $495,000, coupon rate of 2.625%, due 6/15/2021, market value of $513,483)	502,119
	TOTAL REPURCHASE AGREEMENT (Cost $502,119)	502,119
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
49,000	State Street Navigator Securities Lending Government Money Market Portfolio[3]	49,000
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $49,000)	49,000
TOTAL INVESTMENTS (Cost $23,849,387)	100.3%	$24,406,428
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(72,049)
NET ASSETS	100.0%	$24,334,379

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
113

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	14.8%	$ 3,612,723
Electric Utilities	9.4	2,290,042
Banking	8.1	1,982,873
Financial Services	7.6	1,848,936
Beverages, Food & Tobacco	7.4	1,807,066
Insurance	6.4	1,554,383
Oil & Gas	6.0	1,466,475
Media - Broadcasting & Publishing	3.6	876,239
Heavy Machinery	3.2	770,299
Electronics	3.0	739,193
Telecommunications	3.0	731,097
Retailers	2.9	714,076
Automotive	2.7	645,573
Aerospace & Defense	2.5	609,279
Medical Supplies	1.6	382,710
Real Estate Investment Trusts	1.5	358,179
Advertising	1.5	357,008
Commercial Services	1.4	348,712
Airlines	1.4	328,594
Textiles, Clothing & Fabrics	1.3	315,631
Health Care Providers	1.2	303,410
Household Products	1.1	279,908
Forest Products & Paper	1.1	267,145
Metals & Mining	1.1	262,917
Transportation	1.1	260,378
Computers & Information	1.1	257,398
Computer Software & Processing	1.0	244,457
Chemicals	1.0	240,608
TOTAL COMMON STOCKS	98.0%	$23,855,309
REPURCHASE AGREEMENT	2.1	502,119
INVESTMENT OF SECURITY LENDING COLLATERAL	0.2	49,000
TOTAL INVESTMENTS	100.3%	$24,406,428
See Notes to Financial Statements.
114

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.9%
	Air Freight & Logistics — 1.5%
4,132	CH Robinson Worldwide, Inc.	$ 292,959
	Banks — 3.4%
5,122	Comerica, Inc.	178,553
2,195	M&T Bank Corp.	246,016
2,505	PNC Financial Services Group, Inc. (The)	267,208
		691,777
	Beverages — 3.1%
4,661	PepsiCo, Inc.	616,604
	Biotechnology — 3.0%
2,516	Amgen, Inc.	601,878
	Capital Markets — 6.1%
1,581	Ameriprise Financial, Inc.	181,720
797	BlackRock, Inc.	400,126
3,555	Northern Trust Corp.	281,414
3,225	T Rowe Price Group, Inc.	372,907
		1,236,167
	Chemicals — 3.1%
1,524	Air Products and Chemicals, Inc.	343,784
4,215	RPM International, Inc.	279,918
		623,702
	Communications Equipment — 3.1%
14,665	Cisco Systems, Inc.	621,503
	Distributors — 1.9%
4,831	Genuine Parts Co.	383,002
	Electric Utilities — 5.0%
8,975	OGE Energy Corp.	282,892
4,454	Pinnacle West Capital Corp.	342,913
6,712	Southern Co. (The)	380,772
		1,006,577
	Electrical Equipment — 3.6%
3,490	Eaton Corp. PLC	291,415
2,315	Rockwell Automation, Inc.	438,646
		730,061
	Electronic Equipment, Instruments & Components — 0.8%
2,240	TE Connectivity, Ltd.	164,550
	Equity Real Estate Investment Trusts — 1.9%
6,600	Lamar Advertising Co. - Class A	380,490
	Food Products — 3.0%
2,575	Hershey Co. (The)	341,007
5,742	Hormel Foods Corp.	269,013
		610,020
	Gas Utilities — 1.9%
12,720	UGI Corp.	383,890
	Health Care Providers & Services — 2.3%
4,155	Quest Diagnostics, Inc.	457,507
	Hotels, Restaurants & Leisure — 3.8%
2,614	McDonald’s Corp.	490,282
See Notes to Financial Statements.
115

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
3,695	Starbucks Corp.	$ 283,517
		773,799
	Household Products — 4.3%
2,187	Clorox Co. (The)	407,744
6,504	Colgate-Palmolive Co.	457,036
		864,780
	Industrial Conglomerates — 1.9%
2,520	3M Co.	382,838
	Insurance — 3.9%
7,981	Aflac, Inc.	297,212
1,932	Allstate Corp. (The)	196,523
8,216	Principal Financial Group, Inc.	299,145
		792,880
	IT Services — 4.5%
1,120	Accenture PLC - Class A	207,413
10,100	Paychex, Inc.	692,052
		899,465
	Machinery — 5.0%
1,997	Cummins, Inc.	326,509
1,872	Illinois Tool Works, Inc.	304,200
2,896	Snap-on, Inc.	377,320
		1,008,029
	Media — 2.6%
7,450	Comcast Corp. - Class A	280,343
4,425	Omnicom Group, Inc.	252,358
		532,701
	Multi-Utilities — 2.9%
3,099	DTE Energy Co.	321,490
5,135	Public Service Enterprise Group, Inc.	260,396
		581,886
	Oil, Gas & Consumable Fuels — 5.6%
3,185	Chevron Corp.	293,020
6,460	ConocoPhillips	271,966
3,974	Phillips 66	290,778
4,215	Valero Energy Corp.	267,020
		1,122,784
	Pharmaceuticals — 9.1%
1,654	Eli Lilly and Co.	255,775
4,955	Johnson & Johnson	743,448
4,885	Merck & Co., Inc.	387,576
11,495	Pfizer, Inc.	440,948
		1,827,747
	Semiconductors & Semiconductor Equipment — 7.2%
4,914	Intel Corp.	294,742
11,030	Maxim Integrated Products, Inc.	606,429
4,750	Texas Instruments, Inc.	551,333
		1,452,504
	Specialty Retail — 2.5%
2,250	Home Depot, Inc. (The)	494,617
See Notes to Financial Statements.
116

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 1.9%
8,552	NetApp, Inc.	$ 374,321
	TOTAL COMMON STOCKS (Cost $19,198,963)	19,909,038
Face Amount
REPURCHASE AGREEMENT* — 1.6%
$313,459	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $313,459, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $310,000, coupon rate of 2.625%, due 6/15/2021, market value of $321,575)	313,459
	TOTAL REPURCHASE AGREEMENT (Cost $313,459)	313,459
TOTAL INVESTMENTS (Cost $19,512,422)	100.5%	$20,222,497
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(95,358)
NET ASSETS	100.0%	$20,127,139

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
117

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2020, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	9.1%	$ 1,827,747
Semiconductors & Semiconductor Equipment	7.2	1,452,504
Capital Markets	6.1	1,236,167
Oil, Gas & Consumable Fuels	5.6	1,122,784
Machinery	5.0	1,008,029
Electric Utilities	5.0	1,006,577
IT Services	4.5	899,465
Household Products	4.3	864,780
Insurance	3.9	792,880
Hotels, Restaurants & Leisure	3.8	773,799
Electrical Equipment	3.6	730,061
Banks	3.4	691,777
Chemicals	3.1	623,702
Communications Equipment	3.1	621,503
Beverages	3.1	616,604
Food Products	3.0	610,020
Biotechnology	3.0	601,878
Multi-Utilities	2.9	581,886
Media	2.6	532,701
Specialty Retail	2.5	494,617
Health Care Providers & Services	2.3	457,507
Gas Utilities	1.9	383,890
Distributors	1.9	383,002
Industrial Conglomerates	1.9	382,838
Equity Real Estate Investment Trusts	1.9	380,490
Technology Hardware, Storage & Peripherals	1.9	374,321
Air Freight & Logistics	1.5	292,959
Electronic Equipment, Instruments & Components	0.8	164,550
TOTAL COMMON STOCKS	98.9%	$19,909,038
REPURCHASE AGREEMENT	1.6	313,459
TOTAL INVESTMENTS	100.5%	$20,222,497
See Notes to Financial Statements.
118

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 3.0%
22,100	SPDR S&P 500 ETF Trust[1]	$ 6,419,608
30,000	Vanguard S&P 500 ETF[1]	8,013,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	14,432,608
Face Amount
U.S. TREASURY BILL* — 24.6%
$120,000,000	U.S. Treasury Bill, 0.186% due 07/9/20[1]	119,979,300
	TOTAL U.S. TREASURY BILL (Cost $119,957,220)	119,979,300
REPURCHASE AGREEMENT* — 1.5%
7,095,359	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $7,095,359, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $6,980,000, coupon rate of 2.625%, due 6/15/2021, market value of $7,240,626)	7,095,359
	TOTAL REPURCHASE AGREEMENT (Cost $7,095,359)	7,095,359
TOTAL PURCHASED OPTIONS (Cost $522,320,636)	132.1%	643,598,835
TOTAL INVESTMENTS (Cost $655,803,824)	161.2%	$ 785,106,102
LIABILITIES IN EXCESS OF OTHER ASSETS	(61.2)	(298,007,555)
NET ASSETS[2]	100.0%	$ 487,098,547

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $16,782,521 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
119

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	06/19/20	USD	3,383	$ 985,275,069	$ 641,501,375	$ 474,533,039	$ 166,968,336
PUTS:
S&P 500 Index	OCC**	2,000.00	06/19/20	USD	3,383	985,275,069	2,097,460	47,787,597	(45,690,137)
TOTAL PURCHASED OPTIONS						$ 1,970,550,138	$ 643,598,835	$ 522,320,636	$ 121,278,199
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	06/19/20	USD	3,383	(985,275,069)	(305,451,070)	(180,390,871)	(125,060,199)
PUTS:
S&P 500 Index	OCC**	2,700.00	05/15/20	USD	200	(58,248,600)	(446,000)	(1,223,100)	777,100
S&P 500 Index	OCC**	2,800.00	05/15/20	USD	750	(218,432,250)	(2,872,500)	(7,032,025)	4,159,525
S&P 500 Index	OCC**	2,900.00	05/15/20	USD	460	(133,971,780)	(3,059,000)	(6,206,169)	3,147,169
S&P 500 Index	OCC**	3,000.00	05/15/20	USD	90	(26,211,870)	(1,075,050)	(1,786,455)	711,405
S&P 500 Index	OCC**	1,000.00	06/19/20	USD	3,383	(985,275,069)	(93,033)	(4,150,932)	4,057,899
S&P 500 Index	OCC**	2,500.00	06/19/20	USD	60	(17,474,580)	(221,400)	(1,736,970)	1,515,570
S&P 500 Index	OCC**	2,600.00	06/19/20	USD	90	(26,211,870)	(460,800)	(999,138)	538,338
TOTAL PUTS						$(1,465,826,019)	$ (8,227,783)	$ (23,134,789)	$ 14,907,006
TOTAL WRITTEN OPTIONS						$(2,451,101,088)	$(313,678,853)	$(203,525,660)	$(110,153,193)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2020, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	132.1%	$ 643,598,835
U.S. Treasury Bill	24.6	119,979,300
Exchange-Traded Funds	3.0	14,432,608
TOTAL	159.7%	$778,010,743
REPURCHASE AGREEMENT	1.5	7,095,359
TOTAL INVESTMENTS	161.2%	$785,106,102

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
120

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 0.5%
1,000	iShares MSCI Emerging Markets ETF[1]	$ 36,640
	TOTAL EXCHANGE-TRADED FUND (Cost $41,664)	36,640
Face Amount
U.S. TREASURY BILL* — 27.9%
$2,000,000	U.S. Treasury Bill, 0.186% due 07/9/20	1,999,655
	TOTAL U.S. TREASURY BILL (Cost $1,999,287)	1,999,655
REPURCHASE AGREEMENT* — 18.5%
1,321,039	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $1,321,039, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $1,300,000, coupon rate of 2.625%, due 6/15/2021, market value of $1,348,541)	1,321,039
	TOTAL REPURCHASE AGREEMENT (Cost $1,321,039)	1,321,039
TOTAL PURCHASED OPTIONS (Cost $2,493,311)	45.2%	3,234,165
TOTAL INVESTMENTS (Cost $5,855,301)	92.1%	$6,591,499
OTHER ASSETS IN EXCESS OF LIABILITIES	7.9	564,784
NET ASSETS[2]	100.0%	$7,156,283

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $2,081,635 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
121

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	06/19/20	USD	17	$ 4,951,131	$ 3,223,625	$2,319,998	$ 903,627
PUTS:
S&P 500 Index	OCC**	2,000.00	06/19/20	USD	17	4,951,131	10,540	173,313	(162,773)
TOTAL PURCHASED OPTIONS						$ 9,902,262	$ 3,234,165	$2,493,311	$ 740,854
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	06/19/20	USD	17	(4,951,131)	(1,534,931)	(783,508)	(751,423)
PUTS:
iShares MSCI Emerging Market ETF	OCC**	36.00	05/15/20	USD	140	(512,960)	(10,430)	(19,810)	9,380
iShares MSCI EAFE ETF	OCC**	55.00	05/15/20	USD	260	(973,700)	(19,240)	(43,714)	24,474
iShares MSCI EAFE ETF	OCC**	56.00	05/15/20	USD	90	(337,050)	(8,865)	(20,705)	11,840
Russell 2000 Index	OCC**	1,200.00	05/15/20	USD	5	(655,330)	(6,800)	(31,885)	25,085
S&P 500 Index	OCC**	1,000.00	06/19/20	USD	17	(4,951,131)	(467)	(12,655)	12,188
TOTAL PUTS						$ (7,430,171)	$ (45,802)	$ (128,769)	$ 82,967
TOTAL WRITTEN OPTIONS						$(12,381,302)	$(1,580,733)	$ (912,277)	$(668,456)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2020, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	45.2%	$ 3,234,165
U.S. Treasury Bill	27.9	1,999,655
Exchange-Traded Fund	0.5	36,640
TOTAL	73.6%	$5,270,460
REPURCHASE AGREEMENT	18.5	1,321,039
TOTAL INVESTMENTS	92.1%	$6,591,499

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
122

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 48.2%
	Aerospace & Defense — 0.3%
114	Vectrus, Inc.[1,2]	$ 5,929
	Airlines — 1.6%
329	Alaska Air Group, Inc.[2]	10,699
1,117	JetBlue Airways Corp.[1,2]	10,880
160	Southwest Airlines Co.[2]	5,000
259	United Airlines Holdings, Inc.[1,2]	7,661
		34,240
	Banks — 4.5%
485	Bank of America Corp.[2]	11,664
434	Bank OZK[2]	9,817
295	Cadence BanCorp[2]	1,953
386	Citizens Financial Group, Inc.[2]	8,643
306	East West Bancorp, Inc.[2]	10,732
1,260	First BanCorp[2]	7,346
531	First Hawaiian, Inc.[2]	9,340
1,116	First Horizon National Corp.[2]	10,133
1,169	FNB Corp.[2]	9,457
451	KeyCorp.[2]	5,254
884	Umpqua Holdings Corp.[2]	11,072
		95,411
	Capital Markets — 1.1%
469	Federated Hermes, Inc.[2]	10,679
106	Intercontinental Exchange, Inc.[2]	9,482
307	Waddell & Reed Financial, Inc. - Class A3	4,467
		24,628
	Chemicals — 1.1%
575	Huntsman Corp.[2]	9,666
85	Innospec, Inc.[2]	6,164
519	Olin Corp.[2]	6,929
		22,759
	Commercial Services & Supplies — 1.7%
212	Brady Corp. - Class A2	9,230
823	Steelcase, Inc. - Class A2	9,012
240	Tetra Tech, Inc.[2]	18,067
		36,309
	Construction & Engineering — 2.1%
465	AECOM[1,2]	16,861
201	EMCOR Group, Inc.[2]	12,769
399	Quanta Services, Inc.[2]	14,508
		44,138
	Consumer Finance — 1.0%
69	Capital One Financial Corp.[2]	4,469
373	Enova International, Inc.[1,2]	5,983
1,286	SLM Corp.[2]	10,725
		21,177
	Diversified Consumer Services — 1.1%
248	frontdoor, Inc.[1,2]	9,600
615	H&R Block, Inc.[3]	10,240
124	Service Corp. International[2]	4,556
		24,396
See Notes to Financial Statements.
123

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Financial Services — 0.8%
614	Equitable Holdings, Inc.[2]	$ 11,249
143	Voya Financial, Inc.[2]	6,459
		17,708
	Diversified Telecommunication Services — 0.4%
316	AT&T, Inc.[2]	9,628
	Electric Utilities — 1.6%
155	Exelon Corp.[2]	5,747
158	OGE Energy Corp.[2]	4,980
436	PPL Corp.[2]	11,083
216	Southern Co. (The)[2]	12,254
		34,064
	Electronic Equipment, Instruments & Components — 0.4%
312	Sanmina Corp.[1,2]	8,652
	Energy Equipment & Services — 0.4%
1,138	Exterran Corp.[1,2]	7,738
	Entertainment — 0.3%
113	Activision Blizzard, Inc.[2]	7,201
	Equity Real Estate Investment Trusts — 4.2%
330	American Assets Trust, Inc.[2]	9,346
97	Boston Properties, Inc.[2]	9,427
467	CubeSmart[2]	11,768
391	Gaming and Leisure Properties, Inc.[2]	11,042
585	Host Hotels & Resorts, Inc.[2]	7,201
445	National Storage Affiliates Trust[2]	12,674
338	Omega Healthcare Investors, Inc.[2]	9,853
324	Service Properties Trust[2]	2,245
444	STORE Capital Corp.[2]	8,911
971	Uniti Group, Inc. REIT[2]	6,855
		89,322
	Food Products — 1.8%
420	Darling Ingredients, Inc.[1,2]	8,648
254	General Mills, Inc.[2]	15,212
155	Lamb Weston Holdings, Inc.[2]	9,511
97	Tyson Foods, Inc. - Class A2	6,032
		39,403
	Health Care Equipment & Supplies — 1.1%
370	Avanos Medical, Inc.[1,2]	11,489
1,121	SeaSpine Holdings Corp.[1,2]	11,546
		23,035
	Health Care Providers & Services — 1.3%
235	Centene Corp.[1,2]	15,646
676	Select Medical Holdings Corp.[1,2]	11,540
		27,186
	Hotels, Restaurants & Leisure — 0.5%
559	Hilton Grand Vacations, Inc.[1,2]	11,515
	Household Durables — 0.3%
201	PulteGroup, Inc.[2]	5,682
	Insurance — 2.1%
255	Athene Holding, Ltd. - Class A1,2	6,885
See Notes to Financial Statements.
124

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
105	Globe Life, Inc.[2]	$ 8,646
258	MetLife, Inc.[2]	9,308
603	Old Republic International Corp.[2]	9,618
587	Unum Group[2]	10,243
		44,700
	Internet & Direct Marketing Retail — 0.5%
272	eBay, Inc.[2]	10,834
	IT Services — 2.3%
198	Amdocs, Ltd.[2]	12,759
95	Leidos Holdings, Inc.[2]	9,387
121	PayPal Holdings, Inc.[1,2]	14,883
152	Science Applications International Corp.[2]	12,412
		49,441
	Life Sciences Tools & Services — 1.0%
258	Medpace Holdings, Inc.[1,2]	20,604
	Machinery — 2.0%
244	ITT, Inc.[2]	12,864
525	Rexnord Corp.[2]	14,317
61	Watts Water Technologies, Inc. - Class A2	5,026
2,350	Welbilt, Inc.[1,2]	11,585
		43,792
	Media — 1.1%
316	Comcast Corp. - Class A2	11,891
85	DISH Network Corp. - Class A1,2	2,126
181	Omnicom Group, Inc.[2]	10,323
		24,340
	Metals & Mining — 0.7%
70	Kaiser Aluminum Corp.[2]	5,056
454	Steel Dynamics, Inc.[2]	11,019
		16,075
	Multi-Utilities — 0.4%
460	CenterPoint Energy, Inc.[2]	7,834
	Oil, Gas & Consumable Fuels — 1.4%
551	Delek US Holdings, Inc.[2]	12,866
416	International Seaways, Inc.[2]	10,067
292	World Fuel Services Corp.[2]	7,300
		30,233
	Paper & Forest Products — 0.3%
292	Domtar Corp.[2]	6,821
	Pharmaceuticals — 1.1%
146	Bristol-Myers Squibb Co.[2]	8,878
360	Elanco Animal Health, Inc.[1,2]	8,896
181	Theravance Biopharma, Inc.[1,2]	5,278
		23,052
	Professional Services — 0.5%
336	Korn Ferry[2]	9,687
	Semiconductors & Semiconductor Equipment — 2.4%
1,255	Amkor Technology, Inc.[1,2]	12,399
402	Diodes, Inc.[1,2]	20,458
See Notes to Financial Statements.
125

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Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
58	Intel Corp.[2]	$ 3,479
238	Teradyne, Inc.[2]	14,885
		51,221
	Software — 0.3%
303	NortonLifeLock, Inc.[2]	6,445
	Specialty Retail — 1.5%
337	Dick’s Sporting Goods, Inc.[2]	9,905
49	Murphy USA, Inc.[1,2]	5,233
295	Penske Automotive Group, Inc.[2]	10,614
121	TJX Cos., Inc. (The)[2]	5,935
		31,687
	Technology Hardware, Storage & Peripherals — 0.9%
997	Hewlett Packard Enterprise Co.[2]	10,030
454	Xerox Holdings Corp.[1,2]	8,303
		18,333
	Textiles, Apparel & Luxury Goods — 0.4%
317	Skechers U.S.A., Inc. - Class A1,2	8,933
	Thrifts & Mortgage Finance — 1.3%
330	Essent Group, Ltd.[2]	9,016
1,176	MGIC Investment Corp.[2]	8,596
696	Radian Group, Inc.[2]	10,426
		28,038
	Trading Companies & Distributors — 0.4%
300	WESCO International, Inc.[1,2]	7,761
	TOTAL COMMON STOCKS (Cost $1,124,432)	1,029,952
COMMON STOCKS SOLD SHORT* — (42.8)%
	Aerospace & Defense — (0.2)%
(36)	Boeing Co. (The)	(5,077)
	Air Freight & Logistics — (0.5)%
(78)	FedEx Corp.	(9,888)
	Automobiles — (0.6)%
(194)	Thor Industries, Inc.	(12,843)
	Banks — (4.2)%
(137)	First Republic Bank	(14,288)
(322)	Glacier Bancorp, Inc.	(12,262)
(176)	Independent Bank Corp.	(12,829)
(140)	Park National Corp.	(11,197)
(801)	People’s United Financial, Inc.	(10,165)
(308)	TCF Financial Corp.	(9,144)
(256)	Truist Financial Corp.	(9,554)
(377)	WesBanco, Inc.	(9,304)
		(88,743)
	Beverages — (0.5)%
(264)	Molson Coors Beverage Co. - Class B	(10,827)
	Building Products — (0.4)%
(50)	Lennox International, Inc.	(9,334)
See Notes to Financial Statements.
126

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Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (1.2)%
(44)	FactSet Research Systems, Inc.	$ (12,100)
(90)	Morningstar, Inc.	(14,036)
		(26,136)
	Chemicals — (1.9)%
(213)	DuPont de Nemours, Inc.	(10,015)
(113)	International Flavors & Fragrances, Inc.	(14,806)
(559)	Mosaic Co. (The)	(6,434)
(202)	WR Grace & Co.	(9,541)
		(40,796)
	Commercial Services & Supplies — (1.5)%
(405)	Casella Waste Systems, Inc. - Class A1	(18,784)
(956)	Covanta Holding Corp.	(7,437)
(169)	US Ecology, Inc.	(5,540)
		(31,761)
	Consumer Finance — (1.1)%
(166)	FirstCash, Inc.	(11,925)
(220)	Nelnet, Inc. - Class A	(10,593)
		(22,518)
	Containers & Packaging — (0.3)%
(63)	AptarGroup, Inc.	(6,746)
	Distributors — (0.5)%
(130)	Genuine Parts Co.	(10,306)
	Electric Utilities — (0.5)%
(283)	PNM Resources, Inc.	(11,459)
	Electrical Equipment — (0.8)%
(320)	Vicor Corp.[1]	(17,014)
	Electronic Equipment, Instruments & Components — (0.5)%
(74)	Littelfuse, Inc.	(10,748)
	Entertainment — (0.9)%
(204)	Live Nation Entertainment, Inc.[1]	(9,153)
(93)	Walt Disney Co. (The)	(10,058)
		(19,211)
	Equity Real Estate Investment Trusts — (3.5)%
(429)	Acadia Realty Trust	(5,315)
(89)	Alexandria Real Estate Equities, Inc.	(13,981)
(52)	Digital Realty Trust, Inc.	(7,773)
(3,491)	Diversified Healthcare Trust	(10,857)
(267)	Taubman Centers, Inc.	(11,508)
(153)	Ventas, Inc.	(4,950)
(203)	Vornado Realty Trust	(8,895)
(505)	Washington Real Estate Investment Trust	(11,777)
		(75,056)
	Food Products — (1.6)%
(47)	J&J Snack Foods Corp.	(5,971)
(210)	Kellogg Co.	(13,755)
(86)	McCormick & Co., Inc.	(13,488)
		(33,214)
	Gas Utilities — (0.6)%
(210)	Northwest Natural Holding Co.	(13,671)
See Notes to Financial Statements.
127

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Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care Equipment & Supplies — (2.0)%
(57)	Becton Dickinson and Co.	$ (14,394)
(236)	Integra LifeSciences Holdings Corp.[1]	(12,048)
(104)	LivaNova PLC[1]	(5,525)
(255)	Merit Medical Systems, Inc.[1]	(10,409)
		(42,376)
	Health Care Providers & Services — (0.6)%
(236)	Five Star Senior Living, Inc.[1]	(774)
(74)	Laboratory Corp. of America Holdings[1]	(12,169)
		(12,943)
	Hotels, Restaurants & Leisure — (1.4)%
(225)	Cheesecake Factory, Inc. (The)	(5,015)
(161)	Choice Hotels International, Inc.	(12,083)
(30)	Vail Resorts, Inc.	(5,130)
(100)	Wynn Resorts, Ltd.	(8,553)
		(30,781)
	Industrial Conglomerates — (0.5)%
(68)	3M Co.	(10,331)
	Insurance — (1.2)%
(17)	Alleghany Corp.	(9,073)
(85)	Progressive Corp. (The)	(6,571)
(324)	United Fire Group, Inc.	(9,266)
		(24,910)
	IT Services — (0.4)%
(45)	VeriSign, Inc.[1]	(9,427)
	Life Sciences Tools & Services — (1.7)%
(74)	Bio-Techne Corp.	(16,650)
(78)	PerkinElmer, Inc.	(7,061)
(66)	Waters Corp.[1]	(12,342)
		(36,053)
	Machinery — (2.7)%
(130)	Deere & Co.	(18,858)
(237)	Greenbrier Cos., Inc. (The)	(4,024)
(132)	Lindsay Corp.	(11,880)
(114)	Middleby Corp. (The)[1]	(6,342)
(104)	Nordson Corp.	(16,734)
(4)	Wabtec Corp.	(226)
		(58,064)
	Mortgage Real Estate Investment Trust — (0.5)%
(412)	Blackstone Mortgage Trust, Inc. - Class A	(9,694)
	Multi-line Retail — (0.6)%
(147)	Dollar Tree, Inc.[1]	(11,712)
	Oil, Gas & Consumable Fuels — (1.5)%
(205)	Cheniere Energy, Inc.[1]	(9,571)
(127)	Exxon Mobil Corp.	(5,902)
(676)	Kinder Morgan, Inc.	(10,296)
(647)	Noble Energy, Inc.	(6,347)
		(32,116)
	Professional Services — (0.6)%
(99)	Equifax, Inc.	(13,751)
See Notes to Financial Statements.
128

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Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Road & Rail — (1.1)%
(38)	AMERCO	$ (10,645)
(131)	JB Hunt Transport Services, Inc.	(13,247)
		(23,892)
	Semiconductors & Semiconductor Equipment — (2.2)%
(222)	Advanced Micro Devices, Inc.[1]	(11,631)
(96)	Analog Devices, Inc.	(10,522)
(279)	Cree, Inc.[1]	(12,033)
(139)	Microchip Technology, Inc.	(12,194)
		(46,380)
	Software — (2.3)%
(201)	Altair Engineering, Inc. - Class A1	(6,631)
(440)	PagerDuty, Inc.[1]	(9,289)
(110)	Pegasystems, Inc.	(9,198)
(152)	PTC, Inc.[1]	(10,526)
(45)	Tyler Technologies, Inc.[1]	(14,431)
		(50,075)
	Specialty Retail — (0.5)%
(191)	Monro, Inc.	(10,599)
	Thrifts & Mortgage Finance — (0.4)%
(986)	Kearny Financial Corp.	(9,170)
	Water Utilities — (0.9)%
(161)	American States Water Co.	(12,778)
(134)	Essential Utilities, Inc.	(5,600)
		(18,378)
	Wireless Telecommunication Services — (0.4)%
(149)	Shenandoah Telecommunications Co.	(7,973)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(1,096,753))	(913,973)
TOTAL SHORT INVESTMENTS (Proceeds $(1,096,753))	(42.8)%	$ (913,973)
TOTAL INVESTMENTS (Cost $27,679)	5.4%	$ 115,979
OTHER ASSETS IN EXCESS OF LIABILITIES	94.6	2,021,675
NET ASSETS[4]	100.0%	$2,137,654

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $1,034,656.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Cash in the amount of $1,239,353 is held by brokers as collateral to secure the open written put options contracts.
See Notes to Financial Statements.
129

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Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
WRITTEN OPTIONS
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	35.00	06/19/20	USD	28	$ (102,592)	$ (3,500)	$ (4,745)	$ 1,245
iShares MSCI EAFE ETF	OCC**	55.00	06/19/20	USD	50	(187,250)	(10,700)	(14,725)	4,025
iShares 20 Year Treasury Bond	OCC**	155.00	06/19/20	USD	30	(500,220)	(2,700)	(5,835)	3,135
Russell 2000 Index	OCC**	1,100.00	06/19/20	USD	1	(131,066)	(1,890)	(13,085)	11,195
S&P 500 Index	OCC**	2,300.00	06/19/20	USD	2	(582,486)	(3,630)	(40,785)	37,155
TOTAL PUTS						$(1,503,614)	$(22,420)	$(79,175)	$56,755
TOTAL WRITTEN OPTIONS						$(1,503,614)	$(22,420)	$(79,175)	$56,755

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2020, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Common Stocks	48.2%	$1,029,952
Common Stocks Sold Short	(42.8)	(913,973)
TOTAL INVESTMENTS	5.4%	$ 115,979

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
130

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 18.2%
	Federal Home Loan Bank — 6.1%
$ 6,000,000	2.000% due 12/11/24	$ 6,028,370
15,000,000	2.750% due 12/13/24	16,472,116
4,000,000	5.500% due 7/15/36	6,281,234
		28,781,720
	Federal National Mortgage Association — 12.1%
10,000,000	2.000% due 10/5/22	10,403,735
10,000,000	2.625% due 9/6/24	10,931,461
7,960,000	2.125% due 4/24/26	8,630,983
10,000,000	1.875% due 9/24/26	10,673,733
5,000,000	6.625% due 11/15/30	7,749,981
5,000,000	5.625% due 7/15/37	8,242,221
		56,632,114
	TOTAL AGENCY NOTES (Cost $78,947,121)	85,413,834
MORTGAGE-BACKED SECURITIES*,1 — 37.8%
	Federal Home Loan Mortgage Corporation — 9.9%
14,091	# G12342, 5.500% due 8/1/21	14,304
10,779	# J03604, 5.500% due 10/1/21	11,025
5,751	# J03649, 5.500% due 10/1/21	5,853
23,742	# J03536, 5.500% due 11/1/21	23,924
10,349	# G18163, 5.500% due 1/1/22	10,623
51,207	# G13396, 5.500% due 12/1/23	53,350
39,828	# D78677, 8.000% due 3/1/27	40,816
94,957	# C00742, 6.500% due 4/1/29	108,414
3,177,072	# J38111, 3.000% due 12/1/32	3,373,572
28,486	# A68937, 6.000% due 11/1/37	32,379
234,699	# A69653, 5.500% due 12/1/37	267,285
295,628	# A73370, 5.000% due 2/1/38	336,407
263,072	# A90421, 4.500% due 12/1/39	292,316
291,484	# A92890, 4.500% due 7/1/40	318,682
1,267,831	# A97620, 4.500% due 3/1/41	1,406,740
2,373,021	# C03770, 3.500% due 2/1/42	2,559,608
1,057,439	# Q07651, 3.500% due 4/1/42	1,144,667
2,777,886	# Q41208, 3.500% due 6/1/46	2,977,971
3,258,227	# Q45735, 3.000% due 1/1/47	3,445,064
9,652,265	# Q46279, 3.500% due 2/1/47	10,257,983
8,874,609	# Q47596, 4.000% due 4/1/47	9,551,956
9,689,717	# QA5249, 3.000% due 12/1/49	10,235,144
		46,468,083
	Federal National Mortgage Association — 26.1%
690	# 125275, 7.000% due 3/1/24	736
445,814	# AH6827, 4.000% due 3/1/26	472,514
348,456	# AI1657, 4.000% due 4/1/26	368,874
682,041	# AB3900, 3.000% due 11/1/26	720,479
17,580	# 373328, 8.000% due 3/1/27	17,650
954,546	# AK4751, 3.000% due 4/1/27	1,010,549
12,277	# 390895, 8.000% due 6/1/27	12,462
1,824,857	# AO0533, 3.000% due 6/1/27	1,928,408
37,809	# 397602, 8.000% due 8/1/27	39,956
638	# 499335, 6.500% due 8/1/29	711
4,090	# 252806, 7.500% due 10/1/29	4,848
224	# 523497, 7.500% due 11/1/29	257
5,076,802	# BC2462, 3.000% due 2/1/31	5,364,252
1,719	# 588945, 7.000% due 6/1/31	1,925
See Notes to Financial Statements.
131

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 8,477,767	# AS7429, 2.500% due 6/1/31	$ 8,875,253
51,004	# 607862, 7.000% due 9/1/31	57,694
3,286	# 656872, 6.500% due 8/1/32	3,660
7,483,519	# MA3391, 3.000% due 6/1/33	7,895,508
135,088	# 789856, 6.000% due 8/1/34	152,879
4,768,431	# MA3865, 3.000% due 12/1/34	5,033,661
52,168	# 829202, 5.000% due 7/1/35	59,507
105,735	# 826586, 5.000% due 8/1/35	120,869
23,779	# 256216, 7.000% due 4/1/36	28,590
130,772	# 898412, 5.000% due 10/1/36	148,575
9,972	# 910894, 5.000% due 2/1/37	10,961
18,142	# 912456, 6.500% due 3/1/37	20,828
333,295	# 973241, 5.000% due 3/1/38	379,377
93,109	# 975593, 5.000% due 6/1/38	106,135
105,360	# 257573, 5.500% due 2/1/39	120,166
395,282	# AD7128, 4.500% due 7/1/40	439,115
4,087,382	# AH1568, 4.500% due 12/1/40	4,541,738
1,841,268	# AH6991, 4.000% due 1/1/41	2,014,920
853,024	# AH4004, 4.500% due 3/1/41	942,088
959,983	# AH8351, 4.000% due 3/1/41	1,048,721
841,700	# AJ1315, 4.000% due 9/1/41	930,436
1,109,420	# AI8779, 4.000% due 11/1/41	1,214,335
1,646,901	# AJ5958, 4.000% due 12/1/41	1,799,957
739,219	# AK5070, 3.500% due 3/1/42	804,631
3,189,154	# AK5426, 3.500% due 3/1/42	3,441,995
5,163,115	# AT7682, 3.500% due 6/1/43	5,620,587
4,709,701	# AS6326, 3.500% due 12/1/45	5,060,988
5,123,709	# AS6881, 3.500% due 3/1/46	5,500,365
4,551,964	# BC0960, 4.000% due 6/1/46	4,910,652
5,243,680	# AS8966, 4.000% due 3/1/47	5,617,752
5,614,941	# AS9988, 4.500% due 7/1/47	6,076,679
6,093,159	# MA3210, 3.500% due 12/1/47	6,471,982
6,941,350	# BJ9251, 3.500% due 6/1/48	7,340,283
9,746,140	# MA3871, 3.000% due 12/1/49	10,294,743
14,286,609	# MA3937, 3.000% due 2/1/50	15,090,792
		122,120,043
	Government National Mortgage Association — 1.8%
758	# 464049, 7.000% due 7/15/28	761
11,034	# 476259, 7.000% due 8/15/28	11,077
7,018	# 485264, 7.500% due 2/15/31	7,107
16,161	# 559304, 7.000% due 9/15/31	17,257
235,146	# 651859, 5.000% due 6/15/36	264,331
145,288	# 782150, 5.500% due 4/15/37	163,907
28,912	# 662521, 6.000% due 8/15/37	33,006
53,917	# 677545, 6.000% due 11/15/37	60,522
53,661	# 676291, 6.000% due 12/15/37	60,314
54,021	# 685836, 5.500% due 4/15/38	58,961
347,066	# 698235, 5.000% due 6/15/39	390,074
6,966,904	# MA6474, 3.000% due 2/20/50	7,424,265
		8,491,582
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $170,053,125)	177,079,708
See Notes to Financial Statements.
132

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 22.7%
	Automotive — 0.4%
$ 2,000,000	American Honda Finance Corp., 3.450% due 7/14/23	$ 2,070,715
	Banking — 5.3%
10,000,000	PNC Bank NA, 2.625% due 2/17/22	10,231,000
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,985,919
7,000,000	Truist Bank, 3.625% due 9/16/25	7,554,839
		24,771,758
	Beverages, Food & Tobacco — 2.7%
1,000,000	Archer-Daniels-Midland Co., 2.750% due 3/27/25	1,064,518
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	5,470,647
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	6,371,947
		12,907,112
	Communications — 4.0%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	18,896,720
	Computer Software & Processing — 6.2%
11,250,000	Apple, Inc., 4.500% due 2/23/36	14,356,227
8,000,000	Microsoft Corp., 3.450% due 8/8/36	9,321,419
5,000,000	Oracle Corp., 2.800% due 4/1/27	5,365,369
		29,043,015
	Insurance — 1.1%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,148,836
	Pharmaceuticals — 1.2%
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	5,419,445
	Retailers — 1.8%
5,325,000	Target Corp., 7.000% due 1/15/38	8,441,515
	TOTAL CORPORATE NOTES (Cost $95,049,200)	106,699,116
U.S. TREASURY NOTES/BONDS* — 18.8%
11,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23[2]	13,169,922
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	7,059,961
12,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	16,495,312
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	13,639,922
5,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	6,987,305
See Notes to Financial Statements.
133

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$ 5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	$ 6,696,484
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25[2]	11,258,203
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,742,969
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	6,060,156
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $76,360,727)	88,110,234
REPURCHASE AGREEMENT* — 2.2%
10,142,529	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $10,142,529, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $9,975,000, coupon rate of 2.625%, due 6/15/2021, market value of $10,347,457)	10,142,529
	TOTAL REPURCHASE AGREEMENT (Cost $10,142,529)	10,142,529
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
12,756,024	State Street Navigator Securities Lending Government Money Market Portfolio[3]	12,756,024
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $12,756,024)	12,756,024
TOTAL INVESTMENTS (Cost $443,308,726)	102.4%	$480,201,445
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(11,119,093)
NET ASSETS	100.0%	$469,082,352

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at April 30, 2020.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
134

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2020, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
Federal National Mortgage Association	38.2%	$ 178,752,157
Corporate	22.7	106,699,116
U.S. Treasury Notes/Bonds	18.8	88,110,234
Federal Home Loan Mortgage Corporation	9.9	46,468,083
Federal Home Loan Bank	6.1	28,781,720
Government National Mortgage Association	1.8	8,491,582
TOTAL	97.5%	$457,302,892
REPURCHASE AGREEMENT	2.2	10,142,529
INVESTMENT OF SECURITY LENDING COLLATERAL	2.7	12,756,024
TOTAL INVESTMENTS	102.4%	$480,201,445
See Notes to Financial Statements.
135

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.6%
	Automotive — 0.6%
$ 275,000	American Honda Finance Corp., 2.200% due 6/27/22[1]	$ 276,074
	TOTAL CORPORATE NOTES (Cost $277,554)	276,074
MUNICIPAL BONDS* — 94.2%
	Alabama — 1.8%
300,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	304,047
535,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	545,465
		849,512
	Alaska — 0.5%
240,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	241,577
	Arizona — 1.5%
250,000	City of Phoenix Civic Improvement Corporation Airport, AMT, Junior Line Airport, Revenue Bonds, Series B, 5.000% due 7/1/23	273,120
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	433,428
		706,548
	California — 2.5%
300,000	California State, General Obligation Unlimited, Refunding, 5.000% due 4/1/24[2]	341,538
350,000	City of Los Angeles, CA, Department of Airports, Airports, Revenue Bonds, Series D, 5.000% due 5/15/23	382,050
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	214,649
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	255,365
		1,193,602
	Colorado — 1.0%
200,000	City and County of Denver Co. Airport, Revenue Bonds, Variable Refunding, Govermental, Series D, 5.000% due 11/15/31	216,202
125,000	Colorado, ST, Housing and Finance Authority, Revenue Bonds, AMT-Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22	124,358
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	152,817
		493,377
	Connecticut — 3.3%
	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Refunding, Nuvance Halthe Issue, Series A:
500,000	5.000% due 7/1/24	553,530
750,000	1.100% due 7/1/48	742,020
285,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	302,824
		1,598,374
See Notes to Financial Statements.
136

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	District Of Columbia — 2.3%
$1,000,000	Metropolitan Washington, DC, Airports Authority, Airport System, Revenue Bonds, AMT-Forward Delivery, Refunding, Series A, 5.000% due 10/1/24[2]	$ 1,110,760
	Florida — 3.7%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	301,584
335,000	County of Broward FL Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	381,377
500,000	County of Broward FL Port Facilities, Revenue Bonds, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	565,265
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	275,739
250,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	251,628
		1,775,593
	Georgia — 0.4%
200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	210,298
	Idaho — 0.4%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	201,588
	Illinois — 8.3%
500,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B, 5.672% due 1/1/22	531,725
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	326,550
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	566,730
400,000	Du Page & Will Counties, IL, Community School District No. 204 Indian Prairie, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/30/20	410,664
300,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	304,833
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	99,856
130,000	5.000% due 1/1/21	130,142
150,000	Illinois State, General Obligation Unlimited, Series A, 4.000% due 1/1/24	145,179
115,000	Illinois State, General Obligation, Refunding, 5.000% due 8/1/23	114,402
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	289,338
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	309,195
450,000	Regional Transportation Authority, IL, Revenue Bonds, Series A (NPFG Insured), 5.500% due 7/1/20	452,704
295,000	St. Clair County, IL, Community Unit School District No 19, General Obligation, Refunding, 4.000% due 2/1/22	308,930
		3,990,248
	Kentucky — 3.2%
180,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding Project No. 112, Series B, 5.000% due 11/1/21	189,259
See Notes to Financial Statements.
137

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$ 330,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	$ 332,888
200,000	Kentucky State, Property & Building Commission Revenues, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/20	201,750
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	329,088
500,000	McCracken County, KY,School District Finance Corp, Revenue Bonds, Series A (State Aid Intercept), 2.500% due 7/1/21	506,580
		1,559,565
	Louisiana — 2.6%
300,000	Ernest N Morial-New Orleans, LA, Exhibition Hall Authority, Special Tax, Refunding, 5.000% due 7/15/21	309,897
400,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	415,644
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	537,055
		1,262,596
	Maryland — 1.2%
500,000	Maryland State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/24	581,255
	Massachusetts — 0.6%
300,000	Massachusetts State, MA, General Obligation Limited, Refunding, Series B, 5.000% due 1/1/21	308,193
	Michigan — 6.0%
140,000	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured), 4.000% due 5/1/20	140,000
400,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	419,076
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	260,000
425,000	Maple Valley, MI, Schools, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	456,815
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	218,128
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	223,162
250,000	Michigan State Finance Authority Revenue, Revenue Bonds, Taxable-Refunding-Trainity Health Credit Group, Series T, 2.208% due 12/1/23	250,163
500,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44	522,895
400,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series B, (QSBLF Insured), 2.250% due 5/1/21	403,692
		2,893,931
	Minnesota — 1.9%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	102,224
500,000	Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/25	560,350
See Notes to Financial Statements.
138

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Minnesota — (Continued)
$ 250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	$ 261,425
		923,999
	Mississippi — 1.1%
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	517,340
	New Jersey — 2.1%
525,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	537,379
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 1.029% due 1/1/21[3]	497,620
		1,034,999
	New York — 2.9%
600,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A-2S, 4.000% due 2/1/22	588,822
250,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/24	283,575
150,000	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A, 5.000% due 3/15/24	169,842
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.255% due 11/15/22	373,397
		1,415,636
	North Carolina — 0.2%
100,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/21	104,672
	Ohio — 5.8%
	City of Akron OH Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	381,266
360,000	4.000% due 12/1/23	395,561
500,000	Lake, OH, Local School District Wood County, General Obligation Unlimited, Refunding, (School District Credit Program), 2.000% due 12/1/20	503,665
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	271,294
325,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	353,376
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	446,237
390,000	State of Ohio, General Obligation Unlimited, Series C, 5.000% due 3/1/24	446,722
		2,798,121
	Pennsylvania — 18.4%
370,000	Allegheny County, PA, Sanitary Authority, Revenue Bonds, Refunding, 5.000% due 12/1/20	378,787
475,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	496,047
325,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding University of Pittsburgh Center Series A, 5.000% due 7/15/25	369,142
300,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Series A, 5.000% due 7/15/23	327,366
See Notes to Financial Statements.
139

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Bensalem Township, PA, School District, General Obligation, Taxable Refunding:
$ 145,000	1.835% due 6/1/21	$ 145,510
175,000	1.855% due 6/1/22	176,120
160,000	1.917% due 6/1/23	161,506
215,000	1.972% due 6/1/24	217,662
400,000	Bucks County, PA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	425,612
675,000	City of Philadelphia PA, General Obligation Unlimited, Refunding, 5.000% due 8/1/22	730,627
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT Refunding, Series B, 5.000% due 7/1/24	571,217
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	395,975
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	304,029
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	436,220
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 9/1/23	461,303
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, 4.000% due 12/1/22	101,275
380,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	416,518
365,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	367,519
435,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	440,316
500,000	Pennsylvania State, University, Revenue Bonds, 1.580% due 6/1/31	500,195
200,000	Philadelphia, PA, School District, General Obligation Ltd, Series A (State Aid Withholding), 5.000% due 9/1/23	224,244
300,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/23	336,966
200,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/22	210,404
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	309,959
355,000	State Public School Building Authority Paclg, Revenue Bonds, Refunding-Community College of Allegheny Co. Project, Series B (BAM), 4.000% due 7/15/22	369,590
		8,874,109
	Rhode Island — 0.9%
400,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	428,136
	Tennessee — 2.0%
	Tennessee, TN, Housing Development Agency Residential Finance Program Revenue, Revenue Bonds:
370,000	1.800% due 7/1/21	372,916
600,000	1.400% due 1/1/22	601,452
		974,368
See Notes to Financial Statements.
140

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — 9.9%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed):
$ 200,000	4.000% due 2/15/21	$ 204,666
325,000	5.000% due 8/15/22	351,676
310,000	5.000% due 8/15/23	345,207
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	100,505
490,000	Dallas, TX, Independent School District, General Obligation Unlimited, Series B-5, (PSF Guaranteed), 5.000% due 2/15/36	503,833
60,000	Denton Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	200,411
200,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	200,352
300,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	315,582
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	247,288
400,000	Houston, TX, Independent School District, General Obligation Limited, Refunding, (PSF Guaranteed), 1.450% due 6/1/29	399,904
240,000	Lower Colorado River Texas Authority, Transmission Contract Revenue, Revenue Bonds, Refunding Series D, 5.000% due 5/15/20	240,298
195,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	195,064
500,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	544,255
320,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	360,160
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	595,996
		4,805,197
	Washington — 6.3%
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A (NPFG Insured), 0.000% due 6/1/23[4]	334,078
550,000	Energy Northwest, WA, Taxable Columbia Generating Electicity Reveune, Revenue Bonds, Series E, 2.803% due 7/1/21	558,019
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[5]	300,792
425,000	Klickitat Country, WA, Public Utility Distic, Revenue Bonds, Refunding, Series B (AGMC Insured), 2.277% due 12/1/23	434,380
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	136,855
	State of Washington, General Obligation, Refunding-R-2021A-Forward Delivery:
250,000	5.000% due 6/1/22[2]	261,743
500,000	5.000% due 6/1/23[2]	543,105
	Washington State Housing Finance Commission, Revenue Bonds, AMT-Refunding, Series 2A (GNMA / FNMA / FHLMC):
125,000	1.650% due 6/1/21	125,190
110,000	1.700% due 12/1/21	110,178
225,000	Whatcom County,WA, School District No. 502 Ferndale, General Obligation Unlimited, Refunding, 3.000% due 12/1/21	232,229
		3,036,569
	Wisconsin — 2.6%
215,000	Eau Claire WI, General Obligation Unlimited, Series D, 1.400% due 4/1/24	214,748
150,000	Wisconsin Housing and Economic Development Authority, Revenue Bonds, Series A, 1.550% due 11/1/38	150,264
See Notes to Financial Statements.
141

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$ 275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Prerefunded 6/1/20 @ 100, 5.250% due 6/1/34	$ 275,902
250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	276,000
300,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	325,677
		1,242,591
	Wyoming — 0.8%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	405,560
	TOTAL MUNICIPAL BONDS (Cost $45,508,463)	45,538,314
Shares
REGISTERED INVESTMENT COMPANY* — 1.3%
41,460	BlackRock Municipal 2020 Term Trust	612,364
	TOTAL REGISTERED INVESTMENT COMPANY (Cost $631,357)	612,364
Face Amount
AGENCY NOTES* — 1.0%
	Federal Home Loan Bank — 1.0%
$ 500,000	2.000% due 1/21/25	501,637
	TOTAL AGENCY NOTES (Cost $499,976)	501,637
REPURCHASE AGREEMENT* — 3.3%
1,582,331	With Fixed Income Clearing Corp., dated 4/30/20, 0.00%, principal and interest in the amount of $1,582,331, due 5/1/20, (collateralized by a U.S. Treasury Note with a par value of $1,560,000, coupon rate of 2.625%, due 6/15/2021, market value of $1,618,249)	1,582,331
	TOTAL REPURCHASE AGREEMENT (Cost $1,582,331)	1,582,331
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
206,500	State Street Navigator Securities Lending Government Money Market Portfolio[6]	206,500
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $206,500)	206,500
TOTAL INVESTMENTS (Cost $48,706,181)	100.8%	$48,717,220
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(407,449)
NET ASSETS	100.0%	$48,309,771
See Notes to Financial Statements.
142

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	When-issued security.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2020.
[4]	Zero Coupon Bond.
[5]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[6]	Represents an investment of securities lending cash collateral.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
143

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2020, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	94.2%	$ 45,538,314
Registered Investment Company	1.3	612,364
Agency Notes	1.0	501,637
Corporate Notes	0.6	276,074
TOTAL	97.1%	$46,928,389
REPURCHASE AGREEMENT	3.3	1,582,331
INVESTMENT OF SECURITY LENDING COLLATERAL	0.4	206,500
TOTAL INVESTMENTS	100.8%	$48,717,220
See Notes to Financial Statements.
144

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 97.0%
	Alabama — 1.2%
$ 500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$ 202,055
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	439,350
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,219,886
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	546,725
		2,408,016
	Alaska — 0.6%
1,225,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,302,469
	Arizona — 2.7%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	275,634
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	491,480
	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[2]	221,050
125,000	5.000% due 7/15/49[2]	111,478
250,000	4.000% due 7/15/50[2]	189,677
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[2]	302,970
80,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	81,646
250,000	Glendale, AZ, Industrial Development Authority, Senior Living Facility, Revenue Bonds, 5.000% due 5/15/39	252,907
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	710,902
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	383,205
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	222,772
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	475,960
205,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	204,592
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[2]	313,716
500,000	6.750% due 7/1/44[2]	536,900
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	464,850
135,000	Pima, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, 5.000% due 6/15/49[2]	107,937
150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	117,314
		5,464,990
See Notes to Financial Statements.
145

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — 3.3%
$ 250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	$ 257,940
297,216	California State, Housing Finance Agency Municipal Certificates, Revenue Bonds, Series A, 4.250% due 1/15/35	286,563
400,000	California State, Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, Series E, 1.750% due 11/1/26[3]	408,000
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	367,157
500,000	5.000% due 6/1/46	504,515
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	286,854
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	306,029
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	270,945
895,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	867,327
1,000,000	Golden, ST, Tobacco Securitization Corp., Tabacco Settelment, Revenue Bonds, Series B, 0.000% due 6/1/47[1]	179,290
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	580,183
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 1.680% due 7/1/27[4]	465,785
500,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	523,880
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	526,775
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	548,860
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	197,624
		6,577,727
	Colorado — 10.9%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	436,420
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Series A, 4.375% due 12/1/28	965,130
	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 10/1/33	527,030
400,000	5.000% due 10/1/43	406,692
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	488,010
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	464,700
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	464,825
350,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	338,009
775,000	Broadway Station Metropolitan District No 3, General Obligation, Ltd., 5.000% due 12/1/49	643,537
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	681,090
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	438,490
See Notes to Financial Statements.
146

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	$ 558,156
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	464,730
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	359,760
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	657,958
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	879,361
660,000	Colorado State, Health Facilities Authority, Refunding, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	789,228
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	189,133
455,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	489,939
300,000	Copper Ridge Metropolitan District, Revenue Bonds, 4.000% due 12/1/29	269,532
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[2]	230,453
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[2]	515,878
500,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	420,675
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 1.469% due 9/1/39[4]	149,873
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	987,710
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	853,203
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	438,630
500,000	Independence Metropolitan District No 3, General Obligation Limited, Series A, 6.250% due 12/1/49	490,535
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	456,155
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	718,657
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46	457,820
144,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	143,483
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	439,470
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	446,890
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	726,960
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
347,000	3.000% due 12/1/21	339,609
750,000	5.000% due 12/1/30	732,442
See Notes to Financial Statements.
147

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
$ 215,000	3.500% due 12/1/27	$ 206,032
325,000	5.000% due 12/1/47	313,677
555,000	STC Metropolitan District No 2, General Obligation, Ltd., 3.000% due 12/1/25	507,686
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38	469,350
520,000	Thompson Crossing Metropolitan District No. 4, General Obligation Limited, Refunding, 3.500% due 12/1/29	470,564
	Vauxmont Metropolitan District, General Obligation Ltd, (AGMC Insured):
250,000	5.000% due 12/1/32[5]	295,303
160,000	5.000% due 12/15/32	180,970
500,000	Westcreek Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	439,930
		21,943,685
	Connecticut — 1.0%
450,000	Connecticut State Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A-1, 5.000% due 10/1/39[2]	406,426
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	368,369
165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/50[2]	173,625
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[2]	261,562
800,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	815,592
		2,025,574
	District Of Columbia — 0.9%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	246,843
3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	570,339
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	1,040,480
		1,857,662
	Florida — 6.4%
	Atlantic, FL, Beach Floating Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	506,384
250,000	5.000% due 11/15/53	227,762
250,000	Capital Trust Agency Inc, Revenue Bonds, 5.000% due 10/15/49[2]	215,632
255,000	Capital Trust Agency, FL, Educational Facilities Lease, Revenue Bonds, 5.000% due 12/15/50[2]	218,178
220,000	Capital Trust Agency, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	225,091
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	147,384
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	150,000
See Notes to Financial Statements.
148

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$ 300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, 4.000% due 8/15/45	$ 292,299
500,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	515,505
200,000	Florida State Higher Educational Facilities Financial Authority, Jacksonville University Project, Revenue Bonds, Series A-1, 5.000% due 6/1/48[2]	156,386
1,360,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,445,027
1,900,000	Gainesville, FL, Utilities Systems Revenue, Revenue Bonds, Refunding, Series C, 0.120% due 10/1/47[3]	1,900,000
250,000	Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Revenue Bonds, Series B, 5.000% due 6/1/53[2]	191,323
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	308,886
325,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	329,670
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	513,720
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,329,300
750,000	Orange County, FL, Health Facilities Authority Revenue, 5.000% due 8/1/40	750,285
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	997,330
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	295,062
55,000	5.000% due 5/15/25	55,805
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	509,454
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1, 5.000% due 3/1/30[2]	546,525
170,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	162,435
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	477,380
500,000	4.125% due 5/1/37	469,955
		12,936,778
	Georgia — 0.6%
250,000	Burke County, GA, Development Authority, Pollution Control Revenue, Revenue Bonds, Series REMK, 1.650% due 11/1/48	248,938
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[2]	263,351
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series A, 5.000% due 7/1/60	202,790
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series B, 5.000% due 1/1/59	204,818
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	313,541
		1,233,438
	Guam — 0.3%
500,000	Guam Power Authority, Revenue Bonds, Series A (AGM Insured), 5.000% due 10/1/22	518,995
See Notes to Financial Statements.
149

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Idaho — 0.7%
$ 500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[2]	$ 521,790
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[2]	262,500
	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A:
365,000	6.000% due 7/1/39[2]	396,562
250,000	5.000% due 7/1/40[2]	235,447
		1,416,299
	Illinois — 15.1%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	217,670
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	703,695
400,000	7.000% due 12/1/46[2]	438,472
325,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (AGM, AMBAC Insured), 5.500% due 12/1/31	419,773
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
400,000	0.000% due 12/1/25[1]	330,516
170,000	5.500% due 12/1/26	183,340
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	661,002
210,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B-1 (NPFG Insured), 0.000% due 12/1/20[1]	206,529
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	650,424
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	614,010
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	457,790
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	372,828
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
150,000	5.000% due 1/1/30	151,859
250,000	5.750% due 1/1/33	258,217
1,195,000	6.000% due 1/1/38	1,241,318
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	255,293
410,000	Chicago, IL, General Obligation Unlimited, Series C, 0.000% due 1/1/31[1]	241,843
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	273,120
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	375,818
200,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	209,382
150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AMBAC Insured), 5.750% due 11/1/30	185,141
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	496,730
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	357,648
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 2.039% due 5/1/36[4]	148,893
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	388,531
See Notes to Financial Statements.
150

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	$ 254,888
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	151,611
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	331,437
250,000	5.000% due 8/15/37	308,837
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,158,760
1,000,000	4.125% due 8/15/37	1,023,290
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	524,195
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	403,271
250,000	6.875% due 10/1/43	255,597
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	513,750
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	219,873
500,000	5.000% due 7/1/47	400,055
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	617,675
475,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series A (GNMA / FNMA / FHLMC Insured), 4.250% due 10/1/49	511,333
635,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	662,794
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	488,960
	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured):
620,000	5.000% due 6/15/28	689,204
250,000	5.000% due 6/15/30	277,137
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	445,345
415,000	0.000% due 6/15/26[1]	321,779
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	557,495
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	320,826
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	480,700
1,000,000	5.000% due 2/1/39	928,640
200,000	5.000% due 1/1/41	184,942
1,250,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,202,462
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	965,120
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	191,385
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	493,420
See Notes to Financial Statements.
151

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	$ 398,645
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,435,420
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	473,540
200,000	Sales Tax Securitization Corp., Revenue Bonds, Refunding, Series A, (BAM Insured), 5.000% due 1/1/37	222,018
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	240,543
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	512,505
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,029,080
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	522,015
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	520,796
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	259,515
		30,338,700
	Indiana — 1.4%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	763,695
300,000	5.000% due 6/1/39	304,674
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	352,938
195,000	6.500% due 11/15/33	202,948
600,000	Indiana State Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/38	599,268
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	313,212
350,000	5.000% due 4/1/28	363,157
		2,899,892
	Iowa — 0.7%
500,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[6]	487,655
250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	239,698
690,000	Tobacco Settlement Authority, IA, Revenue Bonds, Series C, 5.375% due 6/1/38	696,396
		1,423,749
	Kansas — 0.1%
65,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	64,852
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	134,478
See Notes to Financial Statements.
152

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kansas — (Continued)
$ 70,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	$ 63,118
		262,448
	Kentucky — 0.8%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	313,683
100,000	Kentucky Public Energy Authority, KY, Gas Supply, Revenue Bonds, Series B, 4.000% due 1/1/49	103,902
785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	747,336
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	102,236
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	201,280
170,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	191,226
		1,659,663
	Louisiana — 0.5%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	270,965
885,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	734,559
		1,005,524
	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	450,463
	Maryland — 1.5%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,081,507
150,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	145,304
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	228,855
385,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	418,241
100,000	Maryland State, Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	94,802
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	215,290
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	458,535
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[2]	409,415
		3,051,949
	Michigan — 2.4%
380,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	280,573
See Notes to Financial Statements.
153

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$ 250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	$ 247,530
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	290,620
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	525,522
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	50,242
65,000	4.750% due 11/15/22	65,625
250,000	5.000% due 11/15/37	242,610
250,000	5.625% due 11/15/41	253,363
2,325,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,501,770
250,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	257,837
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	199,502
		4,915,194
	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	231,701
	Missouri — 1.4%
430,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	473,589
250,000	Health and Educational Facilities Authority of the State of Missouri, Revenue Bonds, 5.000% due 8/1/45	233,543
145,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	139,117
475,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	344,061
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	101,216
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	126,136
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	100,786
250,000	5.000% due 2/1/42	236,357
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	330,800
625,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	528,650
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	124,376
		2,738,631
	Nebraska — 0.2%
280,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	298,942
	Nevada — 0.7%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	339,717
See Notes to Financial Statements.
154

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nevada — (Continued)
$ 385,000	Las Vegas, NV, Sales Tax Increment Revenue, 3.500% due 6/15/25[2]	$ 366,027
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[2]	443,165
400,000	North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	353,040
		1,501,949
	New Jersey — 6.9%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	283,270
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,109,705
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,193,830
175,000	New Jersey State Economic Development Authority School Revenue, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[2]	158,141
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	351,082
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 1.810% due 3/1/28[4]	490,575
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,587,250
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	260,878
600,000	5.000% due 7/1/32	617,448
930,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	1,020,033
250,000	New Jersey State Transportation Trust Fund Authority, Refunding, FED Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/15/23	264,962
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	512,000
1,300,000	0.000% due 12/15/39[1]	539,942
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured):
1,000,000	0.000% due 12/15/27[1]	800,030
500,000	0.000% due 12/15/38[1]	264,525
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,029,810
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured):
185,000	0.000% due 12/15/32[1]	125,056
1,000,000	0.000% due 12/15/34[1]	624,090
500,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	260,345
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	665,650
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Series A, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	95,312
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	587,535
		13,841,469
See Notes to Financial Statements.
155

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — 0.4%
$ 620,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	$ 666,388
125,000	Santa Fe, NM, Retirement Facility Revenue, Revenue Bonds, Series A, 5.000% due 5/15/34	118,008
		784,396
	New York — 2.0%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	407,055
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, (SIFMA MUNI SWAP INDEX + 0.50%), 0.710% due 11/15/42[4]	232,055
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D, 4.000% due 11/15/46	444,700
550,000	Monroe County Industrial Development Corp/NY, Revenue Bonds, 5.000% due 1/1/40	473,875
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	518,460
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	536,825
100,000	New York City, NY, Industrial Development Agency, Revenue Bonds, (AMBAC Insured), 5.000% due 1/1/21	100,286
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	773,353
560,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	589,758
		4,076,367
	North Carolina — 0.6%
215,000	North Carolina Medical Care Commission, Revenue Bonds, 5.000% due 7/1/34	220,708
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	502,765
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	422,490
		1,145,963
	North Dakota — 0.2%
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	499,055
	Ohio — 3.7%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48[3]	452,079
1,000,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-2, 5.000% due 6/1/55	890,010
4,820,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-3, 0.000% due 6/1/57[1]	506,534
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	542,772
175,000	County of Marion OH, Revenue Bonds, 5.000% due 12/1/39	145,814
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,101,106
250,000	Franklin County, OH, Health Care Facilities Revenue, Revenue Bonds, Series A, 5.625% due 7/1/26	251,288
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	614,176
See Notes to Financial Statements.
156

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	$ 1,067,920
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
300,000	5.750% due 12/1/32	316,284
500,000	6.000% due 12/1/42	522,740
	State of Ohio, Revenue Bonds:
250,000	5.000% due 12/1/38[2]	272,952
300,000	5.000% due 12/1/48[2]	320,655
420,000	State of Ohio, Revenue Bonds, Refunding, 5.000% due 12/1/33[2]	469,421
		7,473,751
	Oklahoma — 0.3%
95,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2]	102,799
400,000	Oklahoma, ST, Development Finance Authority, Healthcare System, Revenue Bonds, Series B, 5.500% due 8/15/57	415,564
		518,363
	Pennsylvania — 4.7%
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	124,654
500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[2]	432,860
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	454,516
250,000	6.000% due 6/1/46	276,635
500,000	Cumberland County Municipal Authority, Revenue Bonds, 5.000% due 1/1/29	471,085
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,049,730
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	172,448
250,000	Lancaster County, PA, Hospital Authority, Revenue Bonds, 5.000% due 3/1/45	226,577
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	425,745
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
600,000	5.250% due 1/15/27	661,662
250,000	5.250% due 1/15/46	256,562
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	108,289
500,000	5.000% due 11/15/36	517,720
100,000	5.000% due 12/1/46	95,883
250,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Ltd. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	256,905
	Northampton County Industrial Development Authority, Revenue Bonds:
250,000	5.000% due 11/1/44	211,902
300,000	5.000% due 11/1/49	248,376
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	500,545
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	578,610
See Notes to Financial Statements.
157

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22[3]	$ 2,254,993
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	147,332
		9,473,029
	Puerto Rico — 6.5%
	Cofina Class 2 Trust, Revenue Bonds, AMBAC Insured:
209,663	0.000% due 8/1/47[1]	56,567
323,124	0.000% due 8/1/54[1]	60,159
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,028
260,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	260,666
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
35,000	5.125% due 7/1/37	33,075
2,310,000	5.250% due 7/1/42	2,171,400
470,000	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Revenue Bonds, 5.000% due 7/1/33	446,500
350,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGC-ICC Insured), 5.500% due 7/1/29	383,481
300,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	302,514
1,000,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX, 5.250% due 7/1/40[7]	593,750
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,160
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	610,085
60,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	60,256
230,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU (AGMC Insured), 5.000% due 7/1/20	230,334
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 1.480% due 7/1/29[4]	427,500
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A-RSA-1, 7.000% due 7/1/40[7]	305,625
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	289,983
505,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	507,929
375,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AGMC Insured), 6.250% due 7/1/21	382,429
10,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	8,054
455,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 3.607% due 7/1/28	411,775
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	823,680
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	259,205
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,563
See Notes to Financial Statements.
158

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$ 100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	$ 99,402
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	465,420
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	504,845
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A (AMBAC Insured), 0.000% due 7/1/37[1]	240,608
9,070	Puerto Rico Public Buildings Authority, Revenue Bonds, Refunding, Series L, (NPFG Insured), 5.500% due 7/1/21	9,159
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1:
8,000	0.000% due 7/1/24[1]	6,808
15,000	0.000% due 7/1/27[1]	11,298
14,000	0.000% due 7/1/29[1]	9,567
18,000	0.000% due 7/1/31[1]	11,017
21,000	0.000% due 7/1/33[1]	11,399
1,700,000	5.000% due 7/1/58	1,593,019
500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	451,080
50,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, 5.000% due 6/1/20	49,250
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	185,531
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,000
150,000	5.000% due 6/1/36	146,625
		13,008,746
	Rhode Island — 1.4%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	916,785
750,000	5.000% due 9/1/36	747,307
570,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	606,241
4,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	495,520
		2,765,853
	South Carolina — 2.5%
2,760,004	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	494,179
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	197,625
330,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	347,978
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	392,710
1,090,000	5.000% due 10/1/41[2]	1,011,520
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	719,320
See Notes to Financial Statements.
159

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$ 200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	$ 216,562
	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 12/1/37	537,985
500,000	5.000% due 12/1/41	533,700
500,000	2.750% due 12/1/51	499,415
5,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	5,299
		4,956,293
	Texas — 6.0%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	651,205
405,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	378,946
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	366,635
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,340,653
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	137,436
500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding (AMBAC Insured), 4.400% due 5/1/30	549,050
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	252,422
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	520,880
600,000	5.000% due 4/1/30	626,898
	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
250,000	5.500% due 1/1/49	208,940
400,000	5.000% due 1/1/55	303,240
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	890,017
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/35	354,469
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	419,140
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	301,536
500,000	5.000% due 6/15/38	500,070
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	230,216
3,000,000	Port of Port Authority, TX, Navigation District, Revenue Bonds, 0.130% due 10/1/24[3]	3,000,000
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
250,000	4.000% due 5/15/27	207,678
150,000	5.000% due 11/15/35	137,534
500,000	5.000% due 5/15/45	438,555
195,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	213,078
		12,028,598
See Notes to Financial Statements.
160

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Utah — 0.2%
$ 500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2]	$ 442,535
	Virginia — 2.5%
750,000	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	786,397
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	462,820
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	271,943
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	456,880
415,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	361,876
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	530,575
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,061,710
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	721,343
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	458,680
		5,112,224
	Washington — 1.5%
235,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	240,786
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,069,000
250,000	Washington State, Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 8/1/44	266,697
180,000	Washington State, Housing Finance Commission, Refunding, Hearthstone Project, Revenue Bonds, Series B, 3.125% due 7/1/23[2]	167,454
625,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	550,719
375,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	364,174
500,000	Washington State, Housing Finance Commission, Rockwood Retirement Communitie, Revenue Bonds, 5.000% due 1/1/55[2]	390,405
		3,049,235
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	271,538
	Wisconsin — 3.4%
	Public Finance Authority, Revenue Bonds:
375,000	5.000% due 6/1/29[2]	377,426
130,000	5.000% due 6/1/34	133,736
135,000	5.000% due 6/1/49	133,354
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	449,560
See Notes to Financial Statements.
161

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
$ 150,000	5.000% due 9/1/49[2]	$ 120,345
500,000	5.000% due 9/1/54[2]	416,305
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	262,020
325,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[2]	309,439
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	353,476
85,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[2]	83,983
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds (AGMC Insured), 5.000% due 7/1/53	551,215
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,124,862
300,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 11/1/39	267,375
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	810,222
500,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 2/15/47	508,520
925,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	987,900
		6,889,738
	Other Territory — 0.4%
733,780	Federal Home Loan Mortgage Corporation Multifamily ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	791,888
	TOTAL MUNICIPAL BONDS (Cost $203,316,656)	195,593,479
TOTAL INVESTMENTS (Cost $203,316,656)	97.0%	$195,593,479
OTHER ASSETS IN EXCESS OF LIABILITIES	3.0	6,006,706
NET ASSETS	100.0%	$201,600,185

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, these securities, which are not illiquid, amounted to $26,370,971 or 13.1% of net assets for the Fund.
[3]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2020.
[4]	Floating Rate Bond. Rate shown is as of April 30, 2020.
[5]	When-issued security.
[6]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[7]	This security is in default. See Note 1.

See Notes to Financial Statements.
162

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Abbreviations:
AGC — Assurance Guaranty Corporation
AGC-ICC — Assured Guaranty Corporation Insured Custody Certificates
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Financial Statements.
163

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2020, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Illinois	15.1%	$ 30,338,700
Colorado	10.9	21,943,685
New Jersey	6.9	13,841,469
Puerto Rico	6.5	13,008,746
Florida	6.4	12,936,778
Texas	6.0	12,028,598
Pennsylvania	4.7	9,473,029
Ohio	3.7	7,473,751
Wisconsin	3.4	6,889,738
California	3.3	6,577,727
Arizona	2.7	5,464,990
Virginia	2.5	5,112,224
South Carolina	2.5	4,956,293
Michigan	2.4	4,915,194
New York	2.0	4,076,367
Maryland	1.5	3,051,949
Washington	1.5	3,049,235
Indiana	1.4	2,899,892
Rhode Island	1.4	2,765,853
Missouri	1.4	2,738,631
Alabama	1.2	2,408,016
Connecticut	1.0	2,025,574
District of Columbia	0.9	1,857,662
Kentucky	0.8	1,659,663
Nevada	0.7	1,501,949
Iowa	0.7	1,423,749
Idaho	0.7	1,416,299
Alaska	0.6	1,302,469
Georgia	0.6	1,233,438
North Carolina	0.6	1,145,963
Louisiana	0.5	1,005,524
Other Territory	0.4	791,888
New Mexico	0.4	784,396
Guam	0.3	518,995
Oklahoma	0.3	518,363
North Dakota	0.2	499,055
Maine	0.2	450,463
Utah	0.2	442,535
Nebraska	0.2	298,942
West Virginia	0.1	271,538
Kansas	0.1	262,448
Minnesota	0.1	231,701
TOTAL MUNICIPAL BONDS	97.0%	$195,593,479
TOTAL INVESTMENTS	97.0%	$195,593,479
See Notes to Financial Statements.
164

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Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
As of April 30, 2020, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Alternative Risk Premia Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017. The Alternative Risk Premia Portfolio commenced operations on December 20, 2018.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of
165

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Notes to Financial Statements (Unaudited) — (Continued)
time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio and Alternative Risk Premia Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2020. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at April 30, 2020.
The Portfolios did not recognize any Level 3 transfers as of the six months ended April 30, 2020. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of April 30, 2020 in valuing the assets and liabilities of the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Quantitative U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Airlines	$ 2,707	$—	$—	$ 2,707
Banks	90,780	—	—	90,780
Biotechnology	77,100	—	—	77,100
Building Products	35,189	—	—	35,189
Capital Markets	15,173	—	—	15,173
Chemicals	15,092	—	—	15,092
Commercial Services & Supplies	10,294	—	—	10,294
Communications Equipment	7,003	—	—	7,003
Construction & Engineering	9,168	—	—	9,168
Diversified Consumer Services	23,057	—	—	23,057
Electric Utilities	13,585	—	—	13,585
Electrical Equipment	5,136	—	—	5,136
Electronic Equipment, Instruments & Components	39,236	—	—	39,236
Energy Equipment & Services	2,148	—	—	2,148
Equity Real Estate Investment Trusts	60,049	—	—	60,049
Food & Staples Retailing	10,081	—	—	10,081
166

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Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Health Care Equipment & Supplies	$ 34,337	$—	$—	$ 34,337
Health Care Providers & Services	30,364	—	—	30,364
Health Care Technology	4,745	—	—	4,745
Hotels, Restaurants & Leisure	13,155	—	—	13,155
Household Durables	22,298	—	—	22,298
Household Products	4,288	—	—	4,288
Insurance	23,451	—	—	23,451
Interactive Media & Services	14,261	—	—	14,261
IT Services	29,013	—	—	29,013
Machinery	20,792	—	—	20,792
Marine	5,025	—	—	5,025
Media	11,361	—	—	11,361
Metals & Mining	9,848	—	—	9,848
Mortgage Real Estate Investment Trusts	10,192	—	—	10,192
Multi-Utilities	11,087	—	—	11,087
Oil, Gas & Consumable Fuels	29,632	—	—	29,632
Pharmaceuticals	29,002	—	0*	29,002
Professional Services	27,133	—	—	27,133
Real Estate Management & Development	9,738	—	—	9,738
Semiconductors & Semiconductor Equipment	21,869	—	—	21,869
Software	20,722	—	—	20,722
Specialty Retail	20,038	—	—	20,038
Textiles, Apparel & Luxury Goods	12,793	—	—	12,793
Thrifts & Mortgage Finance	18,584	—	—	18,584
Trading Companies & Distributors	6,779	—	—	6,779
Total Common Stocks	856,305	—	—	856,305
Investment of Security Lending Collateral	19,933	—	—	19,933
Total Investments	876,238	—	0	876,238
Total	$876,238	$—	$ 0	$876,238
* Includes one security priced at $0.
Quantitative International Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$ 3,167,415	$ —	$—	$ 3,167,415
Bermuda	1,351,696	—	—	1,351,696
Canada	6,613,982	—	—	6,613,982
Finland	1,347,443	—	—	1,347,443
France	10,630,643	—	—	10,630,643
Germany	7,416,060	—	—	7,416,060
Hong Kong	2,150,903	—	—	2,150,903
Ireland	2,326,439	—	—	2,326,439
Italy	1,481,571	—	—	1,481,571
Japan	26,353,986	—	—	26,353,986
Netherlands	3,048,328	—	—	3,048,328
167

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Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Singapore	$ 3,717,352	$ —	$—	$ 3,717,352
Spain	4,012,048	—	—	4,012,048
Sweden	2,777,612	1,254,626	—	4,032,238
Switzerland	6,828,597	—	—	6,828,597
United Kingdom	14,227,350	—	—	14,227,350
Total Common Stocks	97,451,425	1,254,626	—	98,706,051
Repurchase Agreement	—	206,915	—	206,915
Investment of Security Lending Collateral	7,334,289	—	—	7,334,289
Total Investments	104,785,714	1,461,541	—	106,247,255
Total	$104,785,714	$1,461,541	$—	$106,247,255
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 14,432,608	$ —	$—	$ 14,432,608
U.S. Treasury Bill	—	119,979,300	—	119,979,300
Repurchase Agreement	—	7,095,359	—	7,095,359
Purchased Options
Calls	641,501,375	—	—	641,501,375
Puts	2,097,460	—	—	2,097,460
Total Purchased Options	643,598,835	—	—	643,598,835
Total Investments	658,031,443	127,074,659	—	785,106,102
Total	$658,031,443	$127,074,659	$—	$785,106,102
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(305,451,070)	$—	$—	$(305,451,070)
Puts	(8,227,783)	—	—	(8,227,783)
Total Written Options	(313,678,853)	—	—	(313,678,853)
Total	$(313,678,853)	$—	$—	$(313,678,853)
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Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$ 36,640	$ —	$—	$ 36,640
U.S. Treasury Bill	—	1,999,655	—	1,999,655
Repurchase Agreement	—	1,321,039	—	1,321,039
Purchased Options
Calls	3,223,625	—	—	3,223,625
Puts	10,540	—	—	10,540
Total Purchased Options	3,234,165	—	—	3,234,165
Total Investments	3,270,805	3,320,694	—	6,591,499
Total	$3,270,805	$3,320,694	$—	$6,591,499
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(1,534,931)	$—	$—	$(1,534,931)
Puts	(45,803)	—	—	(45,803)
Total Written Options	(1,580,734)	—	—	(1,580,734)
Total	$(1,580,734)	$—	$—	$(1,580,734)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 28,781,720	$—	$ 28,781,720
Federal National Mortgage Association	—	56,632,114	—	56,632,114
Total Agency Notes	—	85,413,834	—	85,413,834
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	46,468,083	—	46,468,083
Federal National Mortgage Association	—	122,120,043	—	122,120,043
Government National Mortgage Association	—	8,491,582	—	8,491,582
Total Mortgage-Backed Securities	—	177,079,708	—	177,079,708
Corporate Notes
Automotive	—	2,070,715	—	2,070,715
Banking	—	24,771,758	—	24,771,758
Beverages, Food & Tobacco	—	12,907,112	—	12,907,112
Communications	—	18,896,720	—	18,896,720
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Computer Software & Processing	$ —	$ 29,043,015	$—	$ 29,043,015
Insurance	—	5,148,836	—	5,148,836
Pharmaceuticals	—	5,419,445	—	5,419,445
Retailers	—	8,441,515	—	8,441,515
Total Corporate Notes	—	106,699,116	—	106,699,116
U.S. Treasury Notes/Bonds	—	88,110,234	—	88,110,234
Repurchase Agreement	—	10,142,529	—	10,142,529
Investment of Security Lending Collateral	12,756,024	—	—	12,756,024
Total Investments	12,756,024	467,445,421	—	480,201,445
Total	$12,756,024	$467,445,421	$—	$480,201,445
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes	$ —	$ 501,637	$—	$ 501,637
Corporate Notes
Automotive	—	276,074	—	276,074
Municipal Bonds
Alabama	—	849,512	—	849,512
Alaska	—	241,577	—	241,577
Arizona	—	706,548	—	706,548
California341,538	—	852,064	—	1,193,602
Colorado	—	493,377	—	493,377
Connecticut	—	1,598,374	—	1,598,374
District of Columbia	—	1,110,760	—	1,110,760
Florida	—	1,775,593	—	1,775,593
Georgia	—	210,298	—	210,298
Idaho	—	201,588	—	201,588
Illinois	—	3,990,248	—	3,990,248
Kentucky	—	1,559,565	—	1,559,565
Louisiana	—	1,262,596	—	1,262,596
Maryland	—	581,255	—	581,255
Massachusetts	—	308,193	—	308,193
Michigan	—	2,893,931	—	2,893,931
Minnesota	—	923,999	—	923,999
Mississippi	—	517,340	—	517,340
New Jersey	—	1,034,999	—	1,034,999
New York453,417	—	962,219	—	1,415,636
North Carolina	—	104,672	—	104,672
Ohio	—	2,798,121	—	2,798,121
Pennsylvania	—	8,874,109	—	8,874,109
Rhode Island	—	428,136	—	428,136
Tennessee	—	974,368	—	974,368
Texas	—	4,805,197	—	4,805,197
Washington	—	3,036,569	—	3,036,569
Wisconsin	—	1,242,591	—	1,242,591
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Wyoming	$ —	$ 405,560	$—	$ 405,560
Total Municipal Bonds	—	44,743,359	—	45,538,314
Repurchase Agreement	—	1,582,331	—	1,582,331
Investment of Security Lending Collateral	206,500	—	—	206,500
Registered Investment Company	612,364	—	—	612,364
Total Investments	818,864	47,103,401	—	48,717,220
Total	$818,864	$47,103,401	$—	$48,717,220
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s Portfolios, including political, social and economic risks. Any such impact could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s). The ultimate impact of COVID-19 on the financial performance of the Portfolios’ investments is not reasonably estimable at this time.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2020 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of April 30, 2020, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$5,104,473	$(5,104,473)	$—	$—	$—
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Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$11,306,328	$(11,306,328)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$206,915	$(206,915)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$104,305	$(104,305)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,546,208	$(1,546,208)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,283,445	$(16,283,445)	$—	$—	$—
Large Cap Value Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$502,119	$(502,119)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$313,459	$(313,459)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$7,095,359	$(7,095,359)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,321,039	$(1,321,039)	$—	$—	$—
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Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$10,142,529	$(10,142,529)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,582,331	$(1,582,331)	$—	$—	$—
(a) The value of the related collateral exceeded the value of the net position in the repurchase agreements as of April 30, 2020. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  Cash include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2020. During the six months ended April 30, 2020, the Secured Options Portfolio and the Global Secured
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Options Portfolio wrote put and call options and purchased put and call options and the Alternative Risk Premia Portfolio wrote put options in an attempt to achieve their respective investment objective and strategies. As of April 30, 2020, the Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $16,782,521 $2,081,635 and $1,239,353, respectively, to brokers, as collateral for written options. This amount is included in the "Cash collateral on deposit at broker" on the Statements of Assets and Liabilities. In addition, security collateral (U.S. Treasury Bills) valued at $119,979,300 and $1,999,655 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio and the Alternative Risk Premia Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended April 30, 2020. During the period ended April 30, 2020, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of April 30, 2020.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender for releasing the cash proceeds to the Quantitative U.S. Total Market Equity Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or
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custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2020, the Quantitative U.S. Long/Short Equity Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $107,005,571 and $800,366, respectively, to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio also pledged securities in the amount of $23,893,308, $14,842,133 and $1,034,656, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of
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income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2019 remain subject to examination by the Internal Revenue Service.
On October 31, 2019, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative U.S. Large Cap Value Equity Portfolio	$ 74,703	$ —
Quantitative U.S. Small Cap Equity Portfolio	33,626	—
Quantitative International Equity Portfolio	5,144,131	—
Women in Leadership U.S. Equity Portfolio	34,851	—
Quantitative U.S. Long/Short Equity Portfolio	12,497,288	—
Small Cap Equity Portfolio	107,290,901	—
Equity Income Portfolio	227,068	—
Global Secured Options Portfolio*	5,085,052	1,642,909
Alternative Risk Premia Portfolio	25,254	—
Core Fixed Income Portfolio	41,205	3,859,776
Short Term Tax Aware Fixed Income Portfolio	95,510	28,259
High Yield Municipal Portfolio	166,646	—
During the fiscal year ended October 31, 2019, the following Portfolios utilized capital loss carryforwards:
Quantitative U.S. Long/Short Equity Portfolio	$7,183,251
Short Term Tax Aware Fixed Income Portfolio	8,214
High Yield Municipal Portfolio	561,949
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.
In recognition of the 2017 capital loss carryforward limitation (pursuant to Internal Revenue Code Section 382) subsequently identified in 2018 and disclosed in the October 31, 2018 “Notes to Financial Statements: 2. Revision to Previously Issued Financial Statements”, the Global Secured Options Portfolio issued a deficiency long-term capital gain distribution in the amount of $472,081 on March 6, 2019.
*Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
176

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Notes to Financial Statements (Unaudited) — (Continued)
As of October 31, 2019, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$ 1,722,222	$ 98,391,794	$515,376,458	$ 2	$ —	$ 615,490,476
Quantitative U.S. Large Cap Growth Equity Portfolio	—	878,382	436,266,319	839,886,325	3	—	1,277,031,029
Quantitative U.S. Large Cap Value Equity Portfolio	—	3,263	—	155,005	1	(74,703)	83,566
Quantitative U.S. Small Cap Equity Portfolio	—	678	—	90,680	(1)	(33,626)	57,731
Quantitative International Equity Portfolio	—	494,460	—	18,813,212	(1)	(5,144,131)	14,163,540
Responsible ESG U.S. Equity Portfolio	—	16,819	95,044	3,109,763	—	—	3,221,626
Women in Leadership U.S. Equity Portfolio	—	16,263	—	3,172,201	(1)	(34,851)	3,153,612
Quantitative U.S. Long/Short Equity Portfolio	—	151,165	—	34,344,942	(19,599)	(12,497,288)	21,979,220
Quantitative U.S. Total Market Equity Portfolio	—	48,042	3,333,716	20,867,692	(11,427)	—	24,238,023
Strategic Equity Portfolio	—	221,384	5,225,535	112,345,491	(1)	—	117,792,409
Small Cap Equity Portfolio	—	—	—	50,079,852	1	(107,290,901)	(57,211,048)
Large Cap Value Portfolio	—	57,730	3,346,804	4,984,618	(3)	—	8,389,149
Equity Income Portfolio	—	32,056	—	3,176,226	(1)	(227,068)	2,981,213
Secured Options Portfolio	—	18,271,384	29,794,386	8,655,971	(15,713)	—	56,706,028
Global Secured Options Portfolio	—	533	—	4,677	—	(6,727,961)**	(6,722,751)
Alternative Risk Premia Portfolio	—	2,372	—	148,360	—	(25,254)	125,478
Core Fixed Income Portfolio	—	1,044,610	—	20,039,154	1	(3,900,981)	17,182,784
Short Term Tax Aware Fixed Income Portfolio	52,524	—	—	304,864	—	(123,769)	233,619
High Yield Municipal Portfolio	498,071	—	—	10,961,164	—	(166,646)	11,292,589
177

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Notes to Financial Statements (Unaudited) — (Continued)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
**Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
The tax character of distributions paid during the fiscal year ended October 31, 2019, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$35,574,463	$214,199,561
Quantitative U.S. Large Cap Growth Equity Portfolio	—	18,109,866	439,037,606
Quantitative U.S. Large Cap Value Equity Portfolio	—	37,522	—
Quantitative U.S. Small Cap Equity Portfolio	—	10,564	—
Quantitative International Equity Portfolio	—	8,209,500	—
Responsible ESG U.S. Equity Portfolio	—	262,686	784,096
Women in Leadership U.S. Equity Portfolio	—	218,701	616,730
Quantitative U.S. Long/Short Equity Portfolio	—	2,429,471	—
Quantitative U.S. Total Market Equity Portfolio	—	485,023	6,601,798
Strategic Equity Portfolio	—	2,179,702	2,698,979
Small Cap Equity Portfolio	—	68,067,418	389,612,638
Large Cap Value Portfolio	—	1,039,184	6,243,467
Equity Income Portfolio	—	596,059	300,249
Secured Options Portfolio	—	5,547,312	13,352,249
Global Secured Options Portfolio	—	182,809	1,317,002
Core Fixed Income Portfolio	—	12,219,477	—
Short Term Tax Aware Fixed Income Portfolio	318,403	145,034	—
High Yield Municipal Portfolio	5,910,963	145,233	—
For the fiscal year ended October 31, 2019, permanent differences between financial and tax reporting related primarily to REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, net operating losses, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Long/Short Equity Portfolio	$8,818	$(8,818)
Alternative Risk Premia Portfolio	2,320	(2,320)
As of April 30, 2020, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$1,190,367,693	$231,683,617	$107,389,490	$ 124,294,127
Quantitative U.S. Large Cap Growth Equity Portfolio	2,195,289,275	643,444,508	114,951,941	528,492,567
Quantitative U.S. Large Cap Value Equity Portfolio	1,889,390	88,576	286,008	(197,432)
Quantitative U.S. Small Cap Equity Portfolio	959,025	82,805	165,592	(82,787)
Quantitative International Equity Portfolio	110,524,782	8,241,510	12,519,037	(4,277,527)
Responsible ESG U.S. Equity Portfolio	21,028,907	2,636,945	2,188,454	448,491
Women in Leadership U.S. Equity Portfolio	19,786,633	2,457,515	2,044,889	412,626
Quantitative U.S. Long/Short Equity Portfolio	24,862,577	36,705,897	21,569,060	15,136,837
Quantitative U.S. Total Market Equity Portfolio	31,237,511	9,863,723	5,783,999	4,079,724
Strategic Equity Portfolio	147,745,155	83,235,630	3,305,193	79,930,437
Small Cap Equity Portfolio	1,620,284,226	184,915,647	328,782,014	(143,866,367)
Large Cap Value Portfolio	24,235,406	2,026,794	1,855,772	171,022
Equity Income Portfolio	19,817,228	1,828,116	1,422,847	405,269
Secured Options Portfolio	463,403,170	8,024,079	—	8,024,079
Global Secured Options Portfolio	5,024,155	46,062	59,450	(13,388)
Alternative Risk Premia Portfolio	16,928	285,131	208,500	76,631
178

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Notes to Financial Statements (Unaudited) — (Continued)
Portfolio	Cost	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$ 443,308,726	$ 36,893,355	$ 636	$ 36,892,719
Short Term Tax Aware Fixed Income Portfolio	48,706,181	299,251	288,212	11,039
High Yield Municipal Portfolio	203,409,570	3,066,092	10,882,183	(7,816,091)
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2020 and during the period then ended, the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$643,598,835	$643,598,835
Total Value	$643,598,835	$643,598,835
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(313,678,853)	$(313,678,853)
Total Value	$(313,678,853)	$(313,678,853)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(269,226,290)	$(269,226,290)
Options Written[4]	194,607,662	194,607,662
Total Realized Gain (Loss)	$ (74,618,628)	$ (74,618,628)
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$100,542,285	$100,542,285
Options Written[6]	(98,026,757)	(98,026,757)
Total Change in Appreciation (Depreciation)	$ 2,515,528	$ 2,515,528
179

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Notes to Financial Statements (Unaudited) — (Continued)
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	915,533	915,533
Options Written	(1,106,783)	(1,106,783)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$3,234,165	$3,234,165
Total Value	$3,234,165	$3,234,165
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(1,580,733)	$(1,580,733)
Total Value	$(1,580,733)	$(1,580,733)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(2,924,764)	$(2,924,764)
Options Written[4]	2,765,146	2,765,146
Total Realized Gain (Loss)	$ (159,618)	$ (159,618)
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 740,854	$ 740,854
Options Written[6]	(681,508)	(681,508)
Total Change in Appreciation (Depreciation)	$ 59,346	$ 59,346
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	5,400	5,400
Options Written	(32,367)	(32,367)
180

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Notes to Financial Statements (Unaudited) — (Continued)
Alternative Risk Premia Portfolio
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(22,420)	$(22,420)
Total Value	$(22,420)	$(22,420)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(1,362,614)	$(1,362,614)
Options Written[4]	1,173,007	1,173,007
Total Realized Gain (Loss)	$ (189,607)	$ (189,607)
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(100,174)	$(100,174)
Options Written[6]	105,828	105,828
Total Change in Appreciation (Depreciation)	$ 5,654	$ 5,654
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	5,000	5,000
Options Written	(38,467)	(38,467)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investments.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended April 30, 2020.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
Capital International, Inc. ("Capital International") serves as sub-advisor to the High Yield Municipal Portfolio. Capital International is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor has agreed to pay Capital International a fee for its sub-investment advisory services to the High Yield Municipal Portfolio,
181

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Notes to Financial Statements (Unaudited) — (Continued)
calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%*
Quantitative U.S. Small Cap Equity Portfolio	0.55%*
Quantitative International Equity Portfolio	0.75%**
Responsible ESG U.S. Equity Portfolio	0.55%*
Women in Leadership U.S. Equity Portfolio	0.55%*
Quantitative U.S. Long/Short Equity Portfolio	1.20%***
Quantitative U.S. Total Market Equity Portfolio	1.20%***
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Large Cap Value Portfolio	0.55%
Equity Income Portfolio	0.55%*
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%**
Alternative Risk Premia Portfolio	0.55%****
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35%*****
High Yield Municipal Portfolio	0.65%**
*  Effective February 28, 2019, the Advisor revised the contractual fee waiver and expense reimbursement agreements with respect to the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio to reduce the contractual expense cap from 1.00% to 0.85% of each such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has also contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2021 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s, since February 26, 2016 the Quantitative International Equity Portfolio’s and since February 28, 2019 the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2021 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2021, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
**** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Alternative Risk Premia Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, short sale dividend expense, brokerage commissions,
182

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Notes to Financial Statements (Unaudited) — (Continued)
prime broker interest expense, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2021, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.
***** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2021, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers and/or reimbursements are discontinued after that date.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Large Cap Value Portfolio	0.20%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Alternative Risk Premia Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.25%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
Effective January 1, 2020, the Fund pays each Board member an annual fee of $94,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2020, each Board member received an annual fee of $74,000. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the six months ended April 30, 2020 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
183

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Notes to Financial Statements (Unaudited) — (Continued)
4.  Purchases and Sales of Securities
For the six months ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$ 657,289,298	$1,389,504,250
Quantitative U.S. Large Cap Growth Equity Portfolio	1,064,750,728	1,654,855,355
Quantitative U.S. Large Cap Value Equity Portfolio	843,216	792,050
Quantitative U.S. Small Cap Equity Portfolio	496,400	483,527
Quantitative International Equity Portfolio	50,029,092	124,389,470
Responsible ESG U.S. Equity Portfolio	11,337,340	10,732,754
Women in Leadership U.S. Equity Portfolio	12,284,174	10,063,550
Quantitative U.S. Long/Short Equity Portfolio	246,280,221	254,602,580
Quantitative U.S. Total Market Equity Portfolio	37,852,731	58,913,290
Strategic Equity Portfolio	27,640,648	35,715,419
Small Cap Equity Portfolio	288,689,936	565,586,387
Large Cap Value Portfolio	15,739,462	25,116,855
Equity Income Portfolio	9,478,548	11,090,041
Secured Options Portfolio	—	—
Global Secured Options Portfolio	2,737,296	2,204,131
Alternative Risk Premia Portfolio	4,163,940	3,740,459
Core Fixed Income Portfolio	23,308,460	89,747,058
Short Term Tax Aware Fixed Income Portfolio	21,659,060	16,168,392
High Yield Municipal Portfolio	36,616,375	34,131,487
For the six months ended April 30, 2020, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$73,176,105	$57,816,537
Short Term Tax Aware Fixed Income Portfolio	3,028,192	3,682,954
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended 04/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	2,051,574	$ 49,619,629	7,795,697	$ 200,527,651
Issued as reinvestment of dividends	2,678,081	71,832,332	6,632,270	162,530,319
Redeemed	(16,837,588)	(403,430,366)	(26,601,586)	(689,595,773)
Net Decrease	(12,107,933)	$(281,978,405)	(12,173,619)	$ (326,537,803)
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	1,169,593	$ 30,542,294	6,223,832	$ 160,412,886
Issued as reinvestment of dividends	1,071,298	28,830,913	2,444,794	60,113,584
Redeemed	(19,488,569)	(425,720,774)	(11,128,916)	(289,880,553)
Net Decrease	(17,247,678)	$(366,347,567)	(2,460,290)	$ (69,354,083)
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	3,789,020	$ 111,956,335	6,251,770	$ 187,484,487
Issued as reinvestment of dividends	8,750,837	267,387,614	11,736,683	318,634,125
Redeemed	(17,094,429)	(486,378,631)	(32,158,941)	(967,311,629)
Net Decrease	(4,554,572)	$(107,034,682)	(14,170,488)	$ (461,193,017)
184

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	5,767,781	$ 173,397,901	21,708,941	$ 669,349,023
Issued as reinvestment of dividends	4,897,985	149,488,239	3,802,032	103,584,948
Redeemed	(15,032,354)	(410,194,323)	(10,636,669)	(317,105,397)
Net Increase (Decrease)	(4,366,588)	$ (87,308,183)	14,874,304	$ 455,828,574
Quantitative U.S. Large Cap Value Equity Portfolio
Sold	3,156	$ 35,000	84,484	$ 818,192
Issued as reinvestment of dividends	1,186	10,178	2,467	23,800
Net Increase	4,342	$ 45,178	86,951	$ 841,992
Quantitative U.S. Small Cap Equity Portfolio
Sold	437	$ —	38,055	$ 375,000
Issued as reinvestment of dividends	—	4,286	814	7,935
Redeemed	—	—	(41,564)	(424,197)
Net Increase (Decrease)	437	$ 4,286	(2,695)	$ (41,262)
Quantitative International Equity Portfolio
Sold	22,252	$ 283,370	1,707,547	$ 22,694,078
Issued as reinvestment of dividends	10,042	136,045	14,174	191,807
Redeemed	(6,062,394)	(74,604,524)	(16,190,535)	(213,723,145)
Net Decrease	(6,030,100)	$ (74,185,109)	(14,468,814)	$ (190,837,260)
Responsible ESG U.S. Equity Portfolio
Sold	173,888	$ 2,327,035	340,644	$ 4,666,957
Issued as reinvestment of dividends	11,087	158,897	59,587	775,280
Redeemed	(136,671)	(1,848,253)	(320,104)	(4,445,511)
Net Increase	48,304	$ 637,679	80,127	$ 996,726
Women in Leadership U.S. Equity Portfolio
Sold	315,264	$ 3,986,399	250,378	$ 3,189,225
Issued as reinvestment of dividends	4,459	54,216	50,420	620,117
Redeemed	(167,151)	(2,160,983)	(217,072)	(2,896,608)
Net Increase	152,572	$ 1,879,632	83,726	$ 912,734
Quantitative U.S. Long/Short Equity Portfolio — Advisor[1]
Sold	645,987	$ 7,718,282	2,148,043	$ 26,106,820
Issued as reinvestment of dividends	1,645	20,114	25,663	309,335
Redeemed	(7,823,155)	(85,542,671)	(7,986,021)	(97,111,910)
Net Decrease	(7,175,523)	$ (77,804,275)	(5,812,315)	$ (70,695,755)
Quantitative U.S. Long/Short Equity Portfolio — Institutional[2]
Sold	—	$ —	6,573	$ 79,077
Issued as reinvestment of dividends	—	4	1	10
Redeemed	(1,029)	(11,660)	(5,266)	(62,160)
Net Increase (Decrease)	(1,029)	$ (11,656)	1,308	$ 16,927
Quantitative U.S. Total Market Equity Portfolio
Sold	64,226	$ 981,737	304,466	$ 5,243,981
Issued as reinvestment of dividends	179,975	3,212,215	390,151	6,292,714
Redeemed	(1,459,341)	(22,004,247)	(1,703,453)	(29,706,478)
Net Decrease	(1,215,140)	$ (17,810,295)	(1,008,836)	$ (18,169,783)
Strategic Equity Portfolio
Sold	824,664	$ 21,075,377	1,528,095	$ 37,551,565
Issued as reinvestment of dividends	181,520	5,017,775	116,017	2,661,608
Redeemed	(1,445,918)	(32,956,924)	(1,062,348)	(25,923,889)
Net Increase (Decrease)	(439,734)	$ (6,863,772)	581,764	$ 14,289,284
185

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio — Advisor
Sold	1,763,835	$ 37,041,650	5,383,381	$ 128,229,998
Issued as reinvestment of dividends	26,925	591,721	6,936,672	155,558,152
Redeemed	(11,744,877)	(238,874,247)	(28,366,130)	(683,387,615)
Net Decrease	(9,954,117)	$(201,240,876)	(16,046,077)	$ (399,599,465)
Small Cap Equity Portfolio — Institutional
Sold	15,340,936	$ 309,141,634	27,259,996	$ 674,098,610
Issued as reinvestment of dividends	53,528	1,187,912	4,272,361	101,455,044
Redeemed	(15,963,857)	(370,723,519)	(50,946,241)	(1,296,888,306)
Net Decrease	(569,393)	$ (60,393,973)	(19,413,884)	$ (521,334,652)
Large Cap Value Portfolio
Sold	80,164	$ 689,907	896,656	$ 8,288,686
Issued as reinvestment of dividends	363,409	3,438,018	706,384	6,354,950
Redeemed	(1,247,495)	(9,961,646)	(4,410,904)	(42,476,737)
Net Decrease	(803,922)	$ (5,833,721)	(2,807,864)	$ (27,833,101)
Equity Income Portfolio
Sold	500,174	$ 5,986,339	650,257	$ 7,164,362
Issued as reinvestment of dividends	1,276	13,802	41,016	438,870
Redeemed	(654,901)	(7,603,064)	(397,619)	(4,424,496)
Net Increase (Decrease)	(153,451)	$ (1,602,923)	293,654	$ 3,178,736
Secured Options Portfolio — Advisor
Sold	1,349,620	$ 16,108,749	6,503,407	$ 78,070,901
Issued as reinvestment of dividends	1,509,519	18,536,927	780,736	9,103,403
Redeemed	(11,193,641)	(120,473,714)	(22,911,514)	(275,711,096)
Net Decrease	(8,334,502)	$ (85,828,038)	(15,627,371)	$ (188,536,792)
Secured Options Portfolio — Institutional
Sold	6,786,351	$ 76,580,832	14,730,158	$ 175,748,953
Issued as reinvestment of dividends	1,204,044	14,881,983	599,104	7,015,540
Redeemed	(6,992,257)	(74,925,086)	(16,133,072)	(189,249,615)
Net Increase (Decrease)	998,138	$ 16,537,729	(803,810)	$ (6,485,122)
Global Secured Options Portfolio[3]
Sold	1,499,748	$ 6,779,488	2,533	$ 250,000
Issued as reinvestment of dividends	395	1,977	249,158	1,497,340
Redeemed	(71,178)	(319,977)	(28,670)	(1,643,199)
Net Increase	1,428,965	$ 6,461,488	223,021	$ 104,141
Alternative Risk Premia Portfolio[4]
Sold	—	$ —	540,523	$ 5,545,510
Issued as reinvestment of dividends	85	900	—	—
Redeemed	(323,589)	(2,785,084)	(2,474)	(25,681)
Net Increase (Decrease)	(323,504)	$ (2,784,184)	538,049	$ 5,519,829
Core Fixed Income Portfolio
Sold	2,965,274	$ 33,673,978	7,817,327	$ 84,892,934
Issued as reinvestment of dividends	112,763	1,283,331	46,014	501,378
Redeemed	(8,036,353)	(91,709,988)	(9,412,603)	(102,899,799)
Net Decrease	(4,958,316)	$ (56,752,679)	(1,549,262)	$ (17,505,487)
Short Term Tax Aware Fixed Income Portfolio
Sold	3,086,601	$ 31,137,324	3,821,249	$ 38,271,385
Issued as reinvestment of dividends	4,192	42,227	—	—
Redeemed	(3,324,289)	(33,473,134)	(1,419,694)	(14,227,653)
Net Increase (Decrease)	(233,496)	$ (2,293,583)	2,401,555	$ 24,043,732
186

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount
High Yield Municipal Portfolio
Sold	1,468,128	$ 15,663,835	2,512,452	$ 26,294,842
Issued as reinvestment of dividends	6,471	69,655	—	—
Redeemed	(1,042,084)	(10,985,756)	(1,561,558)	(16,391,271)
Net Increase	432,515	$ 4,747,734	950,894	$ 9,903,571

[1]	Class was re-named Advisor Class on February 14, 2019.
[2]	Class commenced operations on September 13, 2019.
[3]	On March 16, 2020, the Global Secured Options Portfolio underwent a 1-for-10 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 6.
[4]	Portfolio commenced operations on December 20, 2018.
As of April 30, 2020, with the exception of the Small Cap Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of April 30, 2020. The total percentage of the shares of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	2	45
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	4	87
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	2	68
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	3	83
Quantitative U.S. Large Cap Value Equity Portfolio	5	92
Quantitative U.S. Small Cap Equity Portfolio	1	99
Responsible ESG U.S. Equity Portfolio	4	29
Women in Leadership U.S. Equity Portfolio	5	38
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	1	6
Quantitative U.S. Long/Short Equity Portfolio (Institutional Class)	1	100
Quantitative U.S. Total Market Equity Portfolio	2	41
Small Cap Equity Portfolio (Advisor Class)	2	55
Small Cap Equity Portfolio (Institutional Class)	2	85
Large Cap Value Portfolio	3	35
Equity Income Portfolio	3	22
Secured Options Portfolio (Advisor Class)	3	47
Secured Options Portfolio (Institutional Class)	3	86
Global Secured Options Portfolio	2	100
Alternative Risk Premia Portfolio	1	93
Short Term Tax Aware Fixed Income Portfolio	4	31
6.  Share Split
The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
187

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)
7.  Lending of Portfolio Securities
As of April 30, 2020, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$ 3,721,009	$ —	3,825,535	0.28
Quantitative U.S. Large Cap Growth Equity Portfolio	15,703,880	—	16,145,014	0.58
Quantitative U.S. Large Cap Value Equity Portfolio	15,751	—	16,193	0.92
Quantitative U.S. Small Cap Equity Portfolio	46,132	19,933	28,269	5.19
Quantitative International Equity Portfolio	11,773,021	7,334,289	5,118,291	10.94
Responsible ESG U.S. Equity Portfolio	370,249	—	379,897	1.71
Women in Leadership U.S. Equity Portfolio	394,557	—	405,161	1.95
Quantitative U.S. Long/Short Equity Portfolio	662,985	—	679,686	0.26
Strategic Equity Portfolio	654,991	672,823	—	0.29
Small Cap Equity Portfolio	44,635,097	9,971,446	38,869,581	3.02
Large Cap Value Portfolio	221,308	49,000	176,094	0.87
Alternative Risk Premia Portfolio	14,707	—	15,122	0.48
Core Fixed Income Portfolio	12,514,421	12,756,024	—	2.59
Short Term Tax Aware Fixed Income Portfolio	202,285	206,500	—	0.39
The Portfolios have adopted the disclosure provisions of FASB Accounting Standards Update ("ASU") No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
All of the securities on loan as of April 30, 2020 for Strategic Equity Portfolio, Core Fixed Income Portfolio, and Short Term Tax Aware Fixed Income Portfolio were collateralized by cash; for Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Small Cap Equity Portfolio and Large Cap Value Portfolio were collateralized by cash and U.S. Treasuries; and for Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Alternative Risk Premia Portfolio were collateralized by U.S. Treasuries, all of which have a contractual maturity of overnight and continuous.
8.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”), Receivables -- Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices are amortized to the earliest call date and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management has adopted the disclosure requirements.
In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, which amends the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted the amendments.
9.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2020 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.
188

The Glenmede Portfolios

Statement Of Assets And Liabilities April 30, 2020 — (Unaudited)
Muni Intermediate Portfolio
Assets:
Investments at value[1]	$ 293,222,440
Cash	5,743,818
Receivable for fund shares sold	720,442
Interest receivable	3,619,826
Prepaid expenses	4,904
Total assets	303,311,430
Liabilities:
Payable for when-issued securities purchased	1,114,640
Payable for fund shares redeemed	35,903
Payable for Trustees’ fees	8,648
Payable for Shareholder Servicing fees	36,985
Accrued expenses	56,248
Total liabilities	1,252,424
Net Assets	$302,059,006
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 27,188
Paid-in capital in excess of par value	294,893,394
Total distributable earnings	7,138,424
Total Net Assets	$302,059,006
Shares Outstanding	27,187,836
Net Asset Value Per Share	$ 11.11
[1] Investments at cost	$288,652,145
See Notes to Financial Statements.
189

THE GLENMEDE PORTFOLIOS

Statement Of Operations
For the Six Months Ended April 30, 2020 — (Unaudited)
Muni Intermediate Portfolio
Investment income:
Interest	$ 3,242,853
Total investment income	3,242,853
Expenses:
Administration, transfer agent and custody fees	89,259
Professional fees	16,509
Shareholder report expenses	8,974
Shareholder servicing fees	229,138
Trustees’ fees and expenses	18,068
Registration and filing fees	6,075
Other expenses	6,325
Total expenses	374,348
Net investment income	2,868,505
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	2,075,731
Net change in unrealized loss of:
Investments	(4,747,375)
Net realized and unrealized loss	(2,671,644)
Net increase in net assets resulting from operations	$ 196,861
See Notes to Financial Statements.
190

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2020 — (Unaudited)
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,868,505
Net realized gain on:
Investment transactions	2,075,731
Net change in unrealized loss of:
Investments	(4,747,375)
Net increase in net assets resulting from operations	196,861
Distributions from earnings	(3,941,436)
Net increase (decrease) in net assets from capital share transactions (See note 4)	(5,515,752)
Net increase (decrease) in net assets	(9,260,327)
NET ASSETS:
Beginning of period	311,319,333
End of period	$302,059,006

For the Year Ended October 31, 2019
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,908,483
Net realized gain on:
Investment transactions	1,472,487
Net change in unrealized gain of:
Investments	12,561,149
Net increase in net assets resulting from operations	19,942,119
Distributions from earnings	(5,890,287)
Net increase in net assets from capital share transactions (See note 4)	7,866,318
Net increase in net assets	21,918,150
NET ASSETS:
Beginning of year	289,401,183
End of year	$311,319,333
See Notes to Financial Statements.
191

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For the Period Ended April 30, 2020[1,2]	For The Years Ended October 31,
		2019 [2]	2018	2017	2016	2015
Net asset value, beginning of period	$ 11.25	$ 10.73	$ 11.01	$ 11.08	$ 10.98	$ 11.04
Income from investment operations:
Net investment income	0.10	0.22	0.20	0.19	0.17	0.16
Net realized and unrealized gain (loss) on investments	(0.10)	0.52	(0.28)	(0.04)	0.10	—
Total from investment operations	—	0.74	(0.08)	0.15	0.27	0.16
Distributions to shareholders from:
Net investment income	(0.10)	(0.22)	(0.20)	(0.18)	(0.17)	(0.16)
Net realized capital gains	(0.04)	—	—	(0.04)	—	(0.06)
Total distributions	(0.14)	(0.22)	(0.20)	(0.22)	(0.17)	(0.22)
Net asset value, end of period	$ 11.11	$ 11.25	$ 10.73	$ 11.01	$ 11.08	$ 10.98
Total return	0.02% [3]	6.90%	(0.73)%	1.38%	2.45%	1.45%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$302,059	$311,319	$289,401	$303,982	$331,243	$299,121
Ratio of operating expenses to average net assets	0.25% [4]	0.24%	0.23%	0.23%	0.25%	0.23%
Ratio of net investment income to average net assets	1.88% [4]	1.94%	1.86%	1.70%	1.53%	1.44%
Portfolio turnover rate	16%	34%	31%	19%	34%	71%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
See Notes to Financial Statements.
192

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 97.1%
	Alabama — 1.0%
$3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	$ 3,058,680
	Alaska — 1.5%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,762,813
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,869,815
		4,632,628
	Arizona — 1.6%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	4,728,425
	California — 2.2%
1,500,000	California State, CA, General Obligation Unlimited, 5.000% due 3/1/34	1,872,825
3,635,000	California State, CA, General Obligation Unlimited, Refunding, (AGMC Insured), 5.250% due 8/1/32	4,887,984
		6,760,809
	Colorado — 0.7%
2,000,000	Colorado State, CO, Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	2,121,960
	Connecticut — 0.7%
2,000,000	Connecticut State, Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	2,103,040
	Delaware — 1.0%
2,640,000	Delaware State, DE, General Obligation Unlimited, Refunding, Series B, 5.000% due 7/1/24	3,061,344
	District Of Columbia — 1.4%
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	3,205,116
1,000,000	Metropolitan Washington, DC, Airports Authority System, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/23[1]	1,102,940
		4,308,056
	Florida — 7.9%
1,025,000	Broward County, FL, School Broward Corporation, Certificate of Participation, Refunding, Series A, 5.000% due 7/1/27	1,230,133
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,274,697
2,180,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/20	2,186,714
2,765,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22	3,004,145
2,500,000	Florida State, Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/27	3,127,125
2,750,000	Lakeland, FL, Energy System Revenue Bonds, Refunding, 5.000% due 10/1/25	3,285,838
3,000,000	Lee County, FL, School Board, Certificate of Participation, Series A, 5.000% due 8/1/28	3,770,550
2,025,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	2,189,693
See Notes to Financial Statements.
193

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Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$1,875,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	$ 1,887,206
		23,956,101
	Hawaii — 1.0%
2,700,000	Hawaii State, HI, General Obligation Unlimited, Refunding, Series EA, 5.000% due 12/1/22	2,868,966
	Illinois — 4.7%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
2,545,000	5.000% due 1/1/30	2,787,233
2,000,000	5.000% due 1/1/32	2,173,960
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,666,320
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,443,960
		14,071,473
	Indiana — 0.8%
	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Series B:
35,000	0.000% due 11/15/31[2]	35,493
2,465,000	1.750% due 11/15/31	2,475,895
		2,511,388
	Kansas — 1.4%
	Kansas State, KS, Department of Transportation Highway Revenue, Revenue Bonds, Series C:
1,190,000	5.000% due 9/1/23	1,299,492
2,750,000	5.000% due 9/1/24	3,001,707
		4,301,199
	Kentucky — 0.7%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,011,960
	Louisiana — 0.4%
1,000,000	Ernest N Morial, LA, New Orleans Exhibition Hall Authority, Special Tax Refunding, 5.000% due 7/15/25	1,038,380
	Maine — 1.1%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,237,815
1,985,000	5.000% due 9/1/22	2,163,313
		3,401,128
	Maryland — 6.0%
3,500,000	County of Prince George’s MD, General Obligation Limited, Series A, 4.000% due 7/15/32	4,083,625
3,000,000	Frederick County, MD, General Obligation Unlimited, Series A, 3.000% due 8/1/31	3,255,540
4,000,000	Maryland State, General Obligation Unlimited, 5.000% due 8/1/24	4,650,040
3,280,000	Maryland State, General Obligation Unlimited, Series A, 5.000% due 3/15/30	4,131,193
2,000,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement, 4.000% due 6/1/21	2,067,920
		18,188,318
See Notes to Financial Statements.
194

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Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Massachusetts — 1.8%
$2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series E, 3.000% due 12/1/27	$ 2,224,720
2,850,000	Massachusetts State, General Obligation Limited, Series C, 5.000% due 5/1/30	3,162,445
		5,387,165
	Michigan — 5.5%
1,015,000	Byron Center, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	1,162,936
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,264,120
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,776,675
3,100,000	Michigan Finance Authority, Revenue Bonds, Refunding Detroit School District, Series A, (QSBLF Insured), 5.000% due 5/1/21	3,217,335
2,000,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/27	2,034,920
1,000,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44	1,045,790
2,995,000	Michigan State, Housing Development Authority, Revenue Bonds, Series B, 3.500% due 6/1/47	3,114,950
		16,616,726
	Minnesota — 3.3%
4,485,000	Minnesota State, MN, Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	4,707,187
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,360,880
		10,068,067
	Mississippi — 1.1%
3,160,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	3,269,589
	Missouri — 1.6%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,336,240
2,500,000	Missouri State, MO, Housing Development Commission Single Family Mortgage, Revenue Bonds, Series A, 3.500% due 11/1/50	2,626,850
		4,963,090
	New Mexico — 0.8%
1,175,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	1,238,415
1,125,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series F, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	1,183,117
		2,421,532
	New York — 3.4%
3,400,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A-2S, 4.000% due 2/1/22	3,336,658
1,000,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series DD-2, 5.000% due 6/15/25	1,131,220
See Notes to Financial Statements.
195

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	$ 1,986,353
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,659,179
1,150,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/23	1,167,158
		10,280,568
	North Carolina — 3.7%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,347,026
	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding:
775,000	5.000% due 10/1/21	811,208
1,920,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/22	2,491,100
600,000	5.000% due 10/1/23	660,462
2,940,000	North Carolina State, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/27	3,584,507
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,346,080
		11,240,383
	Ohio — 6.1%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,135,252
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,602,072
1,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	1,798,223
3,000,000	Ohio State, Housing Finance Agency Residential Mortgage, Revenue Bonds, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	3,176,070
1,000,000	Ohio State, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/21	1,056,520
1,360,000	Ohio State, Special Obligation, Revenue Bonds, 5.000% due 10/1/21	1,436,867
4,245,000	Ohio State, Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% due 6/1/30	5,194,352
		18,399,356
	Oklahoma — 0.8%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,294,420
	Oregon — 0.7%
1,970,000	Oregon State, General Obligation Unlimited, Refunding, Series N, 5.000% due 12/1/23	2,094,248
	Pennsylvania — 4.1%
440,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	448,897
2,500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, 5.000% due 11/1/31	2,998,925
2,500,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	2,740,250
1,500,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,770,525
2,150,000	Pennsylvania State, General Obligation Unlimited, Series CR, (AGMC Insured), 4.000% due 9/15/31	2,404,431
See Notes to Financial Statements.
196

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$2,000,000	Pennsylvania State, Housing Finance Agency Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	$ 2,100,900
		12,463,928
	Rhode Island — 0.4%
1,020,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	1,091,747
	South Carolina — 0.4%
1,010,000	Beaufort County, SC, General Obligation Unlimited, Series B, (State Aid Withholding), 5.000% due 5/1/22	1,089,942
	Texas — 15.6%
1,420,000	Alamo, TX, Community College District, General Obligation Limited, 5.000% due 2/15/23	1,464,602
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,216,113
1,500,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, Series B, 5.000% due 7/1/27	1,595,475
3,000,000	Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/25	3,582,180
1,500,000	Dallas, TX, Fort Worth International Airport, Revenue Bonds, Series B, 5.000% due 11/1/31	1,520,640
2,500,000	Dallas, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 2/15/22	2,578,725
2,100,000	Dallas, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 5.000% due 2/15/23	2,323,818
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	2,156,971
1,000,000	5.000% due 10/1/27	1,163,040
3,000,000	Harris County, Texas, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,743,820
	Harris County, Texas, Revenue Bonds, Refunding, Series A:
1,300,000	5.000% due 8/15/24	1,501,201
3,000,000	5.000% due 8/15/25	3,555,660
4,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,501,680
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,096,600
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,124,949
1,000,000	Texas State, Transportation Commission Highway Fund Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/22	1,094,340
1,165,000	Texas State, TX, A&M University Permanent University Fund, Revenue Bonds, 5.000% due 7/1/22	1,264,444
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,165,980
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,477,980
		47,128,218
	Utah — 0.9%
2,440,000	Nebo, UT, School District, General Obligation Unlimited, Series C, 4.000% due 7/1/23	2,661,820
See Notes to Financial Statements.
197

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — 3.2%
$2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	$ 3,086,916
3,555,000	Virginia State, College Building Authority, Education Facility, Revenue Bonds, Series B, 3.000% due 2/1/33	3,725,178
2,450,000	Virginia State, Commonwealth University Health System Authority Revenue, Revenue Bonds, Series B, 5.000% due 7/1/29	2,928,583
		9,740,677
	Washington — 6.7%
2,650,000	Central Puget Sound, WA, Regional Transit Authority, Revenue Bonds, Refunding, Series P-1, 5.000% due 2/1/28	2,818,355
3,695,000	City of Seattle, WA, Municipal Light and Power Revenue, Revenue Bonds, Refunding, 4.000% due 9/1/30	4,062,689
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,394,342
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, 5.000% due 12/1/25	4,088,052
4,000,000	Washington State, General Obligation Unlimited, Refunding, Series R-2013A, 4.000% due 7/1/28	4,218,840
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,613,470
		20,195,748
	Wisconsin — 1.5%
2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	2,596,839
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	15,000
1,470,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/28	1,818,522
		4,430,361
	Wyoming — 1.4%
4,005,000	Wyoming State, Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	4,261,000
	TOTAL MUNICIPAL BONDS (Cost $288,652,145)	293,222,440
TOTAL INVESTMENTS (Cost $288,652,145)	97.1%	$293,222,440
OTHER ASSETS IN EXCESS OF LIABILITIES	2.9	8,836,566
NET ASSETS	100.0%	$302,059,006

*	Percentages indicated are based on net assets.
[1]	When-issued security.
[2]	Zero Coupon Bond.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
198

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2020 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2020, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Texas	15.6%	$ 47,128,218
Florida	7.9	23,956,101
Washington	6.7	20,195,748
Ohio	6.1	18,399,356
Maryland	6.0	18,188,318
Michigan	5.5	16,616,726
Illinois	4.7	14,071,473
Pennsylvania	4.1	12,463,928
North Carolina	3.7	11,240,383
New York	3.4	10,280,568
Minnesota	3.3	10,068,067
Virginia	3.2	9,740,677
California	2.2	6,760,809
Massachusetts	1.8	5,387,165
Missouri	1.6	4,963,090
Arizona	1.6	4,728,425
Alaska	1.5	4,632,628
Wisconsin	1.5	4,430,361
District of Columbia	1.4	4,308,056
Kansas	1.4	4,301,199
Wyoming	1.4	4,261,000
Maine	1.1	3,401,128
Mississippi	1.1	3,269,589
Delaware	1.0	3,061,344
Alabama	1.0	3,058,680
Hawaii	1.0	2,868,966
Utah	0.9	2,661,820
Indiana	0.8	2,511,388
New Mexico	0.8	2,421,532
Oklahoma	0.8	2,294,420
Colorado	0.7	2,121,960
Connecticut	0.7	2,103,040
Oregon	0.7	2,094,248
Kentucky	0.7	2,011,960
Rhode Island	0.4	1,091,747
South Carolina	0.4	1,089,942
Louisiana	0.4	1,038,380
TOTAL MUNICIPAL BONDS	97.1%	$293,222,440
TOTAL INVESTMENTS	97.1%	$293,222,440
See Notes to Financial Statements.
199

The Glenmede Portfolios

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2020, the Fund consists of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at April 30, 2020.
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s Portfolio, including political, social and economic risks. Any such impact could adversely affect the Portfolio’s performance, the performance of the securities in which the Portfolio invests and may lead to losses on your investment in the Fund’s Portfolio. The ultimate impact of COVID-19 on the financial performance of the Portfolio’s investments is not reasonably estimable at this time.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
200

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
Federal Income Taxes:  The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2019 remain subject to examination by the Internal Revenue Service.
On October 31, 2019, the tax year end of the Fund, the Portfolio utilized capital loss carryforwards as follows:
Muni Intermediate Portfolio	$405,827
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.
As of October 31, 2019, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Muni Intermediate Portfolio	$498,669	$464,646	$602,014	$9,317,671	$(1)	$10,882,999
For the fiscal year ended October 31, 2019, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2019, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income
Muni Intermediate Portfolio	$5,808,827	$81,460
201

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
As of April 30, 2020, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$288,652,145	$5,811,245	$1,240,950	$4,570,295
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the six months ended April 30, 2020 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
3.  Purchases and Sales of Securities
For the six months ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$47,544,978	$57,647,916
202

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Concluded)
4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Period Ended 04/30/20		Year Ended 10/31/19
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	3,093,974	$ 34,602,189	5,992,921	$ 65,990,943
Issued as reinvestment of dividends	96,284	1,076,507	—	—
Redeemed	(3,679,059)	(41,194,448)	(5,279,393)	(58,124,625)
Net Increase (Decrease)	(488,801)	$ (5,515,752)	713,528	$ 7,866,318
As of April 30, 2020, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of April 30, 2020.
5.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”), Receivables --Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices are amortized to the earliest call date and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management has adopted the disclosure requirements.
In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, which amends the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted the amendments.
6.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2020 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.
203

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year as an attachment to Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. You may also visit the Funds’ website at www.glenmedeim.com or call 1-800-442-8299 for this and other information about the Funds.
204

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
2 Commerce Square, Suite #1800
2001 Market Street
Philadelphia, PA 19103
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
Capital International, Inc.
11100 Santa Monica Boulevard
Los Angeles, California 90025

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date	June 24, 2020

/s/ Christopher E. McGuire
Christopher E. McGuire Treasurer (Principal Financial Officer)

Date	June 24, 2020